UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – June 30, 2016

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2016

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2016

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	79.4%
Equity	20.6

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Intermediate Government Bond Portfolio	34.3%
EQ/Core Bond Index Portfolio	25.8
EQ/PIMCO Ultra Short Bond Portfolio	11.8
ATM Large Cap Managed Volatility Portfolio	6.6
Multimanager Core Bond Portfolio	2.7
EQ/BlackRock Basic Value Equity Portfolio	2.1
EQ/Global Bond PLUS Portfolio	2.0
AXA Large Cap Core Managed Volatility Portfolio	1.8
EQ/Quality Bond PLUS Portfolio	1.5
ATM International Managed Volatility Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,025.83	$2.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.55	2.34
Class B
Actual	1,000.00	1,025.83	2.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.55	2.34
Class K
Actual	1,000.00	1,026.97	1.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.79	1.08

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,229,788	$19,591,590
ATM Large Cap Managed Volatility Portfolio‡	7,259,551	93,737,580
ATM Mid Cap Managed Volatility Portfolio‡	520,550	4,060,870
ATM Small Cap Managed Volatility Portfolio‡	281,768	3,043,216
AXA Global Equity Managed Volatility Portfolio‡	445,931	6,411,329
AXA International Core Managed Volatility Portfolio‡	630,513	5,506,283
AXA International Value Managed Volatility Portfolio‡	263,265	2,924,507
AXA Large Cap Core Managed Volatility Portfolio‡	2,694,057	25,021,400
AXA Large Cap Growth Managed Volatility Portfolio‡	577,190	15,875,146
AXA Large Cap Value Managed Volatility Portfolio‡	656,430	10,322,337
AXA/AB Small Cap Growth Portfolio‡	181,484	3,113,160
AXA/Loomis Sayles Growth Portfolio‡	1,368,782	8,786,060
AXA/Lord Abbett Micro Cap Portfolio*‡	85,504	728,859
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	190,612	1,748,458
EQ/BlackRock Basic Value Equity Portfolio‡	1,425,216	29,822,339
EQ/Boston Advisors Equity Income Portfolio‡	2,623,072	15,154,986
EQ/Core Bond Index Portfolio‡	35,881,842	367,606,263
EQ/GAMCO Small Company Value Portfolio‡	137,145	7,156,054
EQ/Global Bond PLUS Portfolio‡	2,970,086	28,239,507
EQ/High Yield Bond Portfolio‡	1,561,433	14,819,465
EQ/Intermediate Government Bond Portfolio‡	46,417,795	490,058,674
EQ/International Equity Index Portfolio‡	327,986	2,648,939

EQ/JPMorgan Value Opportunities Portfolio‡	768,205	$11,902,864
EQ/Large Cap Growth Index Portfolio‡	107,032	1,278,168
EQ/MFS International Growth Portfolio‡	2,448,853	16,269,294
EQ/PIMCO Ultra Short Bond Portfolio‡	17,140,641	168,620,778
EQ/Quality Bond PLUS Portfolio‡	2,369,580	20,802,548
EQ/T. Rowe Price Growth Stock Portfolio*‡	109,745	4,024,722
Multimanager Core Bond Portfolio‡	3,801,504	38,201,926
Multimanager Mid Cap Growth Portfolio*‡	310,803	2,645,891
Multimanager Mid Cap Value Portfolio‡	122,157	1,701,467

Total Investment Companies (99.6%) (Cost $1,314,068,611)		1,421,824,680

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,938,278	4,938,278

Total Short-Term Investment (0.3%) (Cost $4,938,278)		4,938,278

Total Investments (99.9%) (Cost $1,319,006,889)		1,426,762,958
Other Assets Less Liabilities (0.1%)		1,222,302

Net Assets (100%)		$1,427,985,260

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$20,855,056	$899,333	$1,237,326	$19,591,590	$—	$(367)
ATM Large Cap Managed Volatility Portfolio	91,875,256	4,116,214	5,482,958	93,737,580	—	90,785
ATM Mid Cap Managed Volatility Portfolio	3,756,249	219,105	213,434	4,060,870	—	152
ATM Small Cap Managed Volatility Portfolio	3,105,649	80,673	198,071	3,043,216	—	663
AXA Global Equity Managed Volatility Portfolio	6,635,418	230,562	409,916	6,411,329	—	(5,022)
AXA International Core Managed Volatility Portfolio	4,867,344	1,219,778	399,787	5,506,283	—	12,533
AXA International Value Managed Volatility Portfolio	3,090,666	149,889	201,684	2,924,507	—	4,476

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Large Cap Core Managed Volatility Portfolio	$24,763,689	$1,049,222	$1,413,957	$25,021,400	$—	$29,163
AXA Large Cap Growth Managed Volatility Portfolio	23,875,227	1,129,894	5,420,618	15,875,146	—	3,721,235
AXA Large Cap Value Managed Volatility Portfolio	8,330,070	1,579,889	203,090	10,322,337	—	3,070
AXA/AB Small Cap Growth Portfolio	3,178,495	149,889	206,560	3,113,160	—	(400)
AXA/Loomis Sayles Growth Portfolio	7,927,749	961,345	397,709	8,786,060	—	(242)
AXA/Lord Abbett Micro Cap Portfolio	766,749	—	—	728,859	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	1,744,935	—	—	1,748,458	—	—
EQ/BlackRock Basic Value Equity Portfolio	27,667,526	2,199,111	1,593,066	29,822,339	—	56,213
EQ/Boston Advisors Equity Income Portfolio	20,695,623	1,129,894	6,051,957	15,154,986	—	589,896
EQ/Core Bond Index Portfolio	362,969,952	15,230,900	24,467,346	367,606,263	—	14,842
EQ/GAMCO Small Company Value Portfolio	7,263,741	368,994	808,226	7,156,054	—	111,520
EQ/Global Bond PLUS Portfolio	26,692,185	749,444	1,029,493	28,239,507	—	1,306
EQ/High Yield Bond Portfolio	11,119,621	3,000,000	—	14,819,465	—	—
EQ/Intermediate Government Bond Portfolio	487,398,983	22,680,626	33,202,374	490,058,674	—	80,976
EQ/International Equity Index Portfolio	564,917	2,000,000	—	2,648,939	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,060,365	5,310,000	—	11,902,864	—	—
EQ/Large Cap Growth Index Portfolio	1,623,568	138,432	386,005	1,278,168	—	128,847
EQ/MFS International Growth Portfolio	13,396,715	3,221,123	799,429	16,269,294	—	10,358
EQ/PIMCO Ultra Short Bond Portfolio	182,086,623	8,866,354	23,366,012	168,620,778	—	40,035
EQ/Quality Bond PLUS Portfolio	14,155,817	6,000,000	—	20,802,548	—	—
EQ/T. Rowe Price Growth Stock Portfolio	—	4,080,673	195,904	4,024,722	—	2,830
Multimanager Core Bond Portfolio	33,869,827	5,305,735	2,099,472	38,201,926	391,550	6,683
Multimanager Mid Cap Growth Portfolio	2,103,146	500,000	—	2,645,891	—	—
Multimanager Mid Cap Value Portfolio	1,620,124	—	—	1,701,467	—	—

	$1,404,061,285	$92,567,079	$109,784,394	$1,421,824,680	$391,550	$4,899,552

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,421,824,680	$—	$1,421,824,680
Short-Term Investments
Investment Companies	4,938,278	—	—	4,938,278

Total Assets	$4,938,278	$1,421,824,680	$—	$1,426,762,958

Total Liabilities	$—	$—	$—	$—

Total	$4,938,278	$1,421,824,680	$—	$1,426,762,958

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$92,567,079
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$114,683,946

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,102,588
Aggregate gross unrealized depreciation	(6,597,935)

Net unrealized appreciation	$106,504,653

Federal income tax cost of investments	$1,320,258,305

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,314,068,611)	$1,421,824,680
Unaffiliated Issuers (Cost $4,938,278)	4,938,278
Cash	1,634,808
Receivable from Separate Accounts for Trust shares sold	738,071
Dividends, interest and other receivables	78,372
Other assets	16,221

Total assets	1,429,230,430

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	484,962
Distribution fees payable – Class B	285,443
Administrative fees payable	169,342
Payable for securities purchased	76,258
Investment management fees payable	43,083
Trustees’ fees payable	34,607
Distribution fees payable – Class A	5,194
Accrued expenses	146,281

Total liabilities	1,245,170

NET ASSETS	$1,427,985,260

Net assets were comprised of:
Paid in capital	$1,509,547,475
Accumulated undistributed net investment income (loss)	(2,863,345)
Accumulated undistributed net realized gain (loss) on investments	(186,454,939)
Net unrealized appreciation (depreciation) on investments	107,756,069

Net assets	$1,427,985,260

Class A
Net asset value, offering and redemption price per share, $25,083,078 / 2,632,436 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.53

Class B
Net asset value, offering and redemption price per share, $1,398,755,566 / 146,728,187 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.53

Class K
Net asset value, offering and redemption price per share, $4,146,616 / 435,445 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.52

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($391,550 of dividend income received from affiliates)	$403,584
Interest	8,008

Total income	411,592

EXPENSES
Distribution fees – Class B	1,730,662
Administrative fees	1,023,460
Investment management fees	706,763
Printing and mailing expenses	72,725
Custodian fees	68,222
Professional fees	41,612
Distribution fees – Class A	31,371
Trustees’ fees	26,275
Miscellaneous	12,853

Gross expenses	3,713,943
Less: Waiver from investment manager	(427,325)

Net expenses	3,286,618

NET INVESTMENT INCOME (LOSS)	(2,875,026)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	4,899,552
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	34,980,710

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,880,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,005,236

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,875,026)	$9,820,505
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	4,899,552	22,365,908
Net change in unrealized appreciation (depreciation) on investments	34,980,710	(34,260,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,005,236	(2,074,447)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(213,421)
Class B	—	(11,557,190)
Class K	—	(39,110)

	—	(11,809,721)

Distributions from net realized capital gains
Class A	—	(457,464)
Class B	—	(24,664,079)
Class K	—	(60,586)

	—	(25,182,129)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(36,991,850)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 162,925 and 420,346 shares, respectively ]	1,522,500	4,026,812
Capital shares issued in reinvestment of dividends and distributions [ 0 and 71,744 shares, respectively ]	—	670,885
Capital shares repurchased [ (267,648) and (599,873) shares, respectively ]	(2,503,718)	(5,748,623)

Total Class A transactions	(981,218)	(1,050,926)

Class B
Capital shares sold [ 12,953,459 and 21,670,530 shares, respectively ]	120,623,658	207,394,818
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,871,703 shares, respectively ]	—	36,221,269
Capital shares repurchased [ (14,996,306) and (36,644,718) shares, respectively ]	(140,330,465)	(351,325,970)

Total Class B transactions	(19,706,807)	(107,709,883)

Class K
Capital shares sold [ 69,300 and 188,261 shares, respectively ]	649,056	1,806,788
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,682 shares, respectively ]	—	99,696
Capital shares repurchased [ (27,285) and (64,786) shares, respectively ]	(256,881)	(619,701)

Total Class K transactions	392,175	1,286,783

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,295,850)	(107,474,026)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,709,386	(146,540,323)
NET ASSETS:
Beginning of period	1,411,275,874	1,557,816,197

End of period (a)	$1,427,985,260	$1,411,275,874

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,863,345)	$11,681

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.29		$9.55		$9.67		$9.60		$9.39		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.06		0.05		0.05		0.06		0.18
Net realized and unrealized gain (loss) on investments	0.26		(0.07)		0.20		0.36		0.36		0.02

Total from investment operations	0.24		(0.01)		0.25		0.41		0.42		0.20

Less distributions:
Dividends from net investment income	—		(0.08)		(0.08)		(0.09)		(0.08)		(0.18)
Distributions from net realized gains	—		(0.17)		(0.29)		(0.25)		(0.13)		(0.19)

Total dividends and distributions	—		(0.25)		(0.37)		(0.34)		(0.21)		(0.37)

Net asset value, end of period	$9.53		$9.29		$9.55		$9.67		$9.60		$9.39

Total return (b)	2.58%		(0.16)%		2.61%		4.32%		4.54%		2.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,083		$25,419		$27,181		$28,762		$29,519		$29,850
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.15	%(k)
Before waivers (a)(f)	0.53%		0.52%		0.53%		0.53%		0.53%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		0.64%		0.53%		0.53%		0.59%		1.90%
Before waivers (a)(f)(x)	(0.47)%		0.60%		0.46%		0.46%		0.51%		1.78%
Portfolio turnover rate (z)^	7%		10%		7%		9%		30%		41%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.29		$9.56		$9.68		$9.61		$9.39		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.06		0.05		0.04		0.06		0.15
Net realized and unrealized gain (loss) on investments	0.26		(0.08)		0.20		0.37		0.37		0.03

Total from investment operations	0.24		(0.02)		0.25		0.41		0.43		0.18

Less distributions:
Dividends from net investment income	—		(0.08)		(0.08)		(0.09)		(0.08)		(0.16)
Distributions from net realized gains	—		(0.17)		(0.29)		(0.25)		(0.13)		(0.19)

Total dividends and distributions	—		(0.25)		(0.37)		(0.34)		(0.21)		(0.35)

Net asset value, end of period	$9.53		$9.29		$9.56		$9.68		$9.61		$9.39

Total return (b)	2.58%		(0.26)%		2.61%		4.32%		4.65%		1.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,398,756		$1,382,210		$1,528,163		$1,779,026		$2,230,482		$2,214,725
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.40	%(k)
Before waivers (a)(f)	0.53%		0.52%		0.53%		0.53%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		0.66%		0.53%		0.43%		0.62%		1.53%
Before waivers (a)(f)(x)	(0.47)%		0.61%		0.45%		0.36%		0.54%		1.40%
Portfolio turnover rate (z)^	7%		10%		7%		9%		30%		41%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						August 29, 2012* to December 31, 2012
Class K			2015		2014		2013
Net asset value, beginning of period	$9.27		$9.54		$9.66		$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.13		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.26		(0.11)		0.15		0.28		(0.01)

Total from investment operations	0.25		—	#	0.28		0.44		0.11

Less distributions:
Dividends from net investment income	—		(0.10)		(0.11)		(0.12)		(0.11)
Distributions from net realized gains	—		(0.17)		(0.29)		(0.25)		(0.08)

Total dividends and distributions	—		(0.27)		(0.40)		(0.37)		(0.19)

Net asset value, end of period	$9.52		$9.27		$9.54		$9.66		$9.59

Total return (b)	2.70%		(0.02)%		2.87%		4.59%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,147		$3,647		$2,473		$1,004		$14
Ratio of expenses to average net assets:
After waivers (a)(f)	0.22	%(j)	0.22	%(j)	0.21	%(j)	0.20	%(j)	0.21	%(j)
Before waivers (a)(f)	0.28%		0.27%		0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.16)%		1.12%		1.32%		1.58%		3.50	%(l)
Before waivers (a)(f)(x)	(0.22)%		1.08%		1.25%		1.50%		3.42	%(l)
Portfolio turnover rate (z)^	7%		10%		7%		9%		30%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.75% for Class A and 1.00% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	59.2%
Equity	40.8

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Intermediate Government Bond Portfolio	25.1%
EQ/Core Bond Index Portfolio	19.0
ATM Large Cap Managed Volatility Portfolio	11.3
EQ/PIMCO Ultra Short Bond Portfolio	8.0
ATM International Managed Volatility Portfolio	3.8
AXA Large Cap Core Managed Volatility Portfolio	2.8
EQ/MFS International Growth Portfolio	2.7
Multimanager Core Bond Portfolio	2.6
EQ/BlackRock Basic Value Equity Portfolio	2.5
AXA Global Equity Managed Volatility Portfolio	2.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,023.26	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.28	2.61
Class B
Actual	1,000.00	1,024.31	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.28	2.61
Class K
Actual	1,000.00	1,025.37	1.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.35

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,227,616	$54,717,709
ATM Large Cap Managed Volatility Portfolio‡	12,687,877	163,829,821
ATM Mid Cap Managed Volatility Portfolio‡	1,152,693	8,992,283
ATM Small Cap Managed Volatility Portfolio‡	2,365,534	25,548,822
AXA Global Equity Managed Volatility Portfolio‡	2,031,798	29,211,937
AXA International Core Managed Volatility Portfolio‡	1,375,326	12,010,760
AXA International Value Managed Volatility Portfolio‡	661,243	7,345,491
AXA Large Cap Core Managed Volatility Portfolio‡	4,353,999	40,438,331
AXA Large Cap Growth Managed Volatility Portfolio‡	1,050,990	28,906,654
AXA Large Cap Value Managed Volatility Portfolio‡	1,544,214	24,282,713
AXA/AB Small Cap Growth Portfolio‡	697,510	11,965,011
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	214,302	3,175,237
AXA/Horizon Small Cap Value Portfolio‡	605,742	5,415,047
AXA/Loomis Sayles Growth Portfolio‡	2,388,901	15,334,090
AXA/Lord Abbett Micro Cap Portfolio*‡	315,618	2,690,398
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	298,183	2,735,184
AXA/Pacific Global Small Cap Value Portfolio‡	461,927	3,362,699
EQ/BlackRock Basic Value Equity Portfolio‡	1,696,995	35,509,270
EQ/Boston Advisors Equity Income Portfolio‡	3,537,005	20,435,300
EQ/Core Bond Index Portfolio‡	26,813,050	274,697,298
EQ/GAMCO Small Company Value Portfolio‡	196,290	10,242,161
EQ/Global Bond PLUS Portfolio‡	2,659,739	25,288,731
EQ/High Yield Bond Portfolio‡	1,358,242	12,890,994
EQ/Intermediate Government Bond Portfolio‡	34,385,977	363,032,029

EQ/International Equity Index Portfolio‡	600,763	$4,851,986
EQ/JPMorgan Value Opportunities Portfolio‡	1,301,628	20,167,916
EQ/Large Cap Growth Index Portfolio‡	236,787	2,827,696
EQ/MFS International Growth Portfolio‡	5,837,652	38,783,243
EQ/PIMCO Ultra Short Bond Portfolio‡	11,725,244	115,346,891
EQ/Quality Bond PLUS Portfolio‡	2,933,361	25,751,988
EQ/T. Rowe Price Growth Stock Portfolio*‡	190,834	6,998,512
Multimanager Core Bond Portfolio‡	3,730,361	37,487,000
Multimanager Mid Cap Growth Portfolio*‡	458,566	3,903,803
Multimanager Mid Cap Value Portfolio‡	405,253	5,644,575

Total Investment Companies (99.9%) (Cost $1,269,971,473)		1,443,821,580

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	1,954,637	1,954,637

Total Short-Term Investment (0.1%) (Cost $1,954,637)		1,954,637

Total Investments (100.0%) (Cost $1,271,926,110)		1,445,776,217
Other Assets Less Liabilities (0.0%)		43,480

Net Assets (100%)		$1,445,819,697

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$59,978,446	$899,575	$3,419,343	$54,717,709	$—	$(5,100)
ATM Large Cap Managed Volatility Portfolio	164,398,532	3,557,982	9,574,217	163,829,821	—	43,844
ATM Mid Cap Managed Volatility Portfolio	8,092,119	721,059	484,263	8,992,283	—	2,743
ATM Small Cap Managed Volatility Portfolio	26,211,005	394,179	1,501,853	25,548,822	—	(3,820)
AXA Global Equity Managed Volatility Portfolio	20,015,996	9,502,433	823,496	29,211,937	—	12,857

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio	$13,210,931	$222,433	$742,559	$12,010,760	$—	$93,794
AXA International Value Managed Volatility Portfolio	7,949,362	111,217	380,425	7,345,491	—	37,752
AXA Large Cap Core Managed Volatility Portfolio	41,009,382	556,083	1,811,557	40,438,331	—	279,326
AXA Large Cap Growth Managed Volatility Portfolio	42,223,639	713,066	7,234,885	28,906,654	—	6,614,433
AXA Large Cap Value Managed Volatility Portfolio	25,130,776	1,379,416	3,441,704	24,282,713	—	153,084
AXA/AB Small Cap Growth Portfolio	12,756,872	237,196	962,528	11,965,011	—	(22,929)
AXA/Franklin Small Cap Value Managed Volatility Portfolio	2,981,056	—	—	3,175,237	—	—
AXA/Horizon Small Cap Value Portfolio	5,424,989	101,375	347,078	5,415,047	—	2,268
AXA/Loomis Sayles Growth Portfolio	15,438,300	202,749	688,796	15,334,090	—	9,897
AXA/Lord Abbett Micro Cap Portfolio	2,830,256	—	—	2,690,398	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	2,863,954	50,687	184,600	2,735,184	—	(9,927)
AXA/Pacific Global Small Cap Value Portfolio	3,431,676	50,687	172,352	3,362,699	—	2,322
EQ/BlackRock Basic Value Equity Portfolio	40,612,543	662,379	4,960,089	35,509,270	—	2,714,555
EQ/Boston Advisors Equity Income Portfolio	23,989,550	1,515,238	4,604,840	20,435,300	—	380,200
EQ/Core Bond Index Portfolio	280,587,215	4,226,231	20,686,419	274,697,298	—	(105,709)
EQ/GAMCO Small Company Value Portfolio	12,307,324	227,354	1,808,036	10,242,161	—	1,062,733
EQ/Global Bond PLUS Portfolio	21,565,753	3,318,887	1,154,219	25,288,731	—	(2,935)
EQ/High Yield Bond Portfolio	11,578,078	1,152,062	519,227	12,890,994	—	4,793
EQ/Intermediate Government Bond Portfolio	372,688,922	18,395,278	37,842,373	363,032,029	—	77,362
EQ/International Equity Index Portfolio	1,213,945	3,500,000	—	4,851,986	—	—
EQ/JPMorgan Value Opportunities Portfolio	11,873,056	7,500,000	—	20,167,916	—	—
EQ/Large Cap Growth Index Portfolio	6,454,536	166,825	2,092,674	2,827,696	—	1,734,591
EQ/MFS International Growth Portfolio	37,141,197	2,846,241	2,007,944	38,783,243	—	14,109
EQ/PIMCO Ultra Short Bond Portfolio	134,721,343	2,041,267	22,378,758	115,346,891	—	(256,259)
EQ/Quality Bond PLUS Portfolio	20,624,838	5,304,124	1,047,716	25,751,988	—	324
EQ/T. Rowe Price Growth Stock Portfolio	—	7,101,375	345,576	6,998,512	—	3,771
Multimanager Core Bond Portfolio	32,399,661	5,883,031	1,915,699	37,487,000	377,635	510
Multimanager Mid Cap Growth Portfolio	2,105,314	1,600,000	—	3,903,803	—	—
Multimanager Mid Cap Value Portfolio	4,480,367	1,060,529	215,193	5,644,575	—	28,310

	$1,468,290,933	$85,200,958	$133,348,419	$1,443,821,580	$377,635	$12,866,899

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,443,821,580	$—	$1,443,821,580
Short-Term Investments
Investment Companies	1,954,637	—	—	1,954,637

Total Assets	$1,954,637	$1,443,821,580	$—	$1,445,776,217

Total Liabilities	$—	$—	$—	$—

Total	$1,954,637	$1,443,821,580	$—	$1,445,776,217

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$85,200,958
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$146,215,318

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,266,402
Aggregate gross unrealized depreciation	(17,016,327)

Net unrealized appreciation	$171,250,075

Federal income tax cost of investments	$1,274,526,142

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,269,971,473)	$1,443,821,580
Unaffiliated Issuers (Cost $1,954,637)	1,954,637
Cash	400,818
Receivable from Separate Accounts for Trust shares sold	1,218,941
Dividends, interest and other receivables	75,633
Other assets	16,186

Total assets	1,447,487,795

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	876,591
Distribution fees payable – Class B	284,074
Administrative fees payable	171,665
Investment management fees payable	105,714
Payable for securities purchased	74,831
Trustees’ fees payable	38,067
Distribution fees payable – Class A	3,840
Accrued expenses	113,316

Total liabilities	1,668,098

NET ASSETS	$1,445,819,697

Net assets were comprised of:
Paid in capital	$1,593,492,885
Accumulated undistributed net investment income (loss)	(3,266,904)
Accumulated undistributed net realized gain (loss) on investments	(318,256,391)
Net unrealized appreciation (depreciation) on investments	173,850,107

Net assets	$1,445,819,697

Class A
Net asset value, offering and redemption price per share, $19,064,978 / 1,968,771 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.68

Class B
Net asset value, offering and redemption price per share, $1,390,036,644 / 143,471,098 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69

Class K
Net asset value, offering and redemption price per share, $36,718,075 / 3,786,878 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.70

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($377,635 of dividend income received from affiliates)	$381,418
Interest	6,789

Total income	388,207

EXPENSES
Distribution fees – Class B	1,717,067
Administrative fees	1,034,448
Investment management fees	714,336
Custodian fees	77,819
Printing and mailing expenses	73,519
Professional fees	41,528
Trustees’ fees	26,793
Distribution fees – Class A	23,405
Miscellaneous	13,632

Gross expenses	3,722,547
Less: Waiver from investment manager	(57,593)

Net expenses	3,664,954

NET INVESTMENT INCOME (LOSS)	(3,276,747)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	12,866,899
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	23,678,108

NET REALIZED AND UNREALIZED GAIN (LOSS)	36,545,007

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,268,260

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,276,747)	$8,706,178
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	12,866,899	45,277,845
Net change in unrealized appreciation (depreciation) on investments	23,678,108	(62,002,303)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,268,260	(8,018,280)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(157,326)
Class B	—	(12,167,144)
Class K	—	(406,379)

	—	(12,730,849)

Distributions from net realized capital gains
Class A	—	(670,352)
Class B	—	(51,680,121)
Class K	—	(1,360,017)

	—	(53,710,490)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(66,441,339)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 345,781 and 172,912 shares, respectively ]	3,246,592	1,716,671
Capital shares issued in reinvestment of dividends and distributions [ 0 and 86,584 shares, respectively ]	—	827,678
Capital shares repurchased [ (316,591) and (416,969) shares, respectively ]	(3,014,195)	(4,148,585)

Total Class A transactions	232,397	(1,604,236)

Class B
Capital shares sold [ 6,714,321 and 9,342,410 shares, respectively ]	63,525,724	92,984,792
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,675,846 shares, respectively ]	—	63,847,265
Capital shares repurchased [ (12,683,190) and (27,955,172) shares, respectively ]	(119,801,786)	(278,631,206)

Total Class B transactions	(56,276,062)	(121,799,149)

Class K
Capital shares sold [ 183,614 and 274,076 shares, respectively ]	1,741,978	2,748,035
Capital shares issued in reinvestment of dividends and distributions [ 0 and 184,684 shares, respectively ]	—	1,766,396
Capital shares repurchased [ (279,740) and (664,670) shares, respectively ]	(2,658,361)	(6,613,702)

Total Class K transactions	(916,383)	(2,099,271)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,960,048)	(125,502,656)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,691,788)	(199,962,275)
NET ASSETS:
Beginning of period	1,469,511,485	1,669,473,760

End of period (a)	$1,445,819,697	$1,469,511,485

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(3,266,904)	$9,843

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.46		$9.96		$10.15		$9.64		$9.17		$9.61

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.05		0.05		0.05		0.06
Net realized and unrealized gain (loss) on investments	0.24		(0.12)		0.27		0.92		0.63		(0.11)

Total from investment operations	0.22		(0.07)		0.32		0.97		0.68		(0.05)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.10)		(0.14)		(0.08)		(0.17)
Distributions from net realized gains	—		(0.35)		(0.41)		(0.32)		(0.13)		(0.22)

Total dividends and distributions	—		(0.43)		(0.51)		(0.46)		(0.21)		(0.39)

Net asset value, end of period	$9.68		$9.46		$9.96		$10.15		$9.64		$9.17

Total return (b)	2.33%		(0.67)%		3.19%		10.17%		7.46%		(0.45)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,065		$18,349		$20,884		$22,020		$20,693		$20,906
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.22	%(k)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.53%		0.53%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.53%		0.48%		0.52%		0.56%		0.62%
Before waivers (a)(f)(x)	(0.47)%		0.53%		0.47%		0.50%		0.55%		0.56%
Portfolio turnover rate (z)^	6%		8%		10%		12%		22%		30%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.46		$9.96		$10.16		$9.64		$9.18		$9.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.05		0.05		0.05		0.12
Net realized and unrealized gain (loss) on investments	0.25		(0.12)		0.26		0.93		0.62		(0.19)

Total from investment operations	0.23		(0.07)		0.31		0.98		0.67		(0.07)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.10)		(0.14)		(0.08)		(0.15)
Distributions from net realized gains	—		(0.35)		(0.41)		(0.32)		(0.13)		(0.22)

Total dividends and distributions	—		(0.43)		(0.51)		(0.46)		(0.21)		(0.37)

Net asset value, end of period	$9.69		$9.46		$9.96		$10.16		$9.64		$9.18

Total return (b)	2.43%		(0.67)%		3.08%		10.28%		7.34%		(0.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,390,037		$1,414,428		$1,607,870		$1,811,723		$1,921,881		$1,881,229
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.47	%(k)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.54%		0.46%		0.49%		0.57%		1.21%
Before waivers (a)(f)(x)	(0.47)%		0.54%		0.45%		0.47%		0.55%		1.16%
Portfolio turnover rate (z)^	6%		8%		10%		12%		22%		30%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K			2015		2014		2013		2012
Net asset value, beginning of period	$9.46		$9.96		$10.15		$9.64		$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.08		0.08		0.08		0.08		0.17
Net realized and unrealized gain (loss) on investments	0.25		(0.12)		0.27		0.92		0.62		(0.14)

Total from investment operations	0.24		(0.04)		0.35		1.00		0.70		0.03

Less distributions:
Dividends from net investment income	—		(0.11)		(0.13)		(0.17)		(0.10)		(0.17)
Distributions from net realized gains	—		(0.35)		(0.41)		(0.32)		(0.13)		(0.10)

Total dividends and distributions	—		(0.46)		(0.54)		(0.49)		(0.23)		(0.27)

Net asset value, end of period	$9.70		$9.46		$9.96		$10.15		$9.64		$9.17

Total return (b)	2.54%		(0.42)%		3.44%		10.45%		7.73%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,718		$36,735		$40,720		$41,040		$38,942		$37,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.28	%(j)	0.26	%(j)	0.26	%(j)	0.26	%(j)	0.25	%(k)
Before waivers (a)(f)	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.22)%		0.79%		0.75%		0.78%		0.84%		21.14	%(l)
Before waivers (a)(f)(x)	(0.22)%		0.79%		0.73%		0.76%		0.82%		21.12	%(l)
Portfolio turnover rate (z)^	6%		8%		10%		12%		22%		30%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class A, 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	50.9%
Fixed Income	49.1

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Intermediate Government Bond Portfolio	20.7%
EQ/Core Bond Index Portfolio	16.2
ATM Large Cap Managed Volatility Portfolio	12.7
EQ/PIMCO Ultra Short Bond Portfolio	6.4
ATM International Managed Volatility Portfolio	6.1
EQ/MFS International Growth Portfolio	4.1
AXA Large Cap Core Managed Volatility Portfolio	2.9
ATM Small Cap Managed Volatility Portfolio	2.5
AXA Global Equity Managed Volatility Portfolio	2.5
EQ/BlackRock Basic Value Equity Portfolio	2.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,020.10	$2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.60
Class B
Actual	1,000.00	1,021.01	2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.60
Class K
Actual	1,000.00	1,021.59	1.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.54	1.34

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	57,218,956	$502,742,955
ATM Large Cap Managed Volatility Portfolio‡	80,471,371	1,039,071,375
ATM Mid Cap Managed Volatility Portfolio‡	7,209,385	56,241,205
ATM Small Cap Managed Volatility Portfolio‡	18,948,586	204,653,209
AXA Global Equity Managed Volatility Portfolio‡	14,227,378	204,552,500
AXA International Core Managed Volatility Portfolio‡	12,792,040	111,713,233
AXA International Value Managed Volatility Portfolio‡	4,608,785	51,197,229
AXA Large Cap Core Managed Volatility Portfolio‡	25,395,282	235,861,969
AXA Large Cap Growth Managed Volatility Portfolio‡	6,293,476	173,097,025
AXA Large Cap Value Managed Volatility Portfolio‡	11,958,758	188,051,056
AXA/AB Small Cap Growth Portfolio‡	9,374,865	160,815,521
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,819,691	26,961,730
AXA/Horizon Small Cap Value Portfolio‡	3,322,937	29,705,471
AXA/Loomis Sayles Growth Portfolio‡	13,768,243	88,376,821
AXA/Lord Abbett Micro Cap Portfolio*‡	2,361,686	20,131,542
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,381,277	40,188,760
AXA/Pacific Global Small Cap Value Portfolio‡	3,298,280	24,010,568
EQ/BlackRock Basic Value Equity Portfolio‡	9,328,736	195,201,819
EQ/Boston Advisors Equity Income Portfolio‡	23,463,523	135,562,174
EQ/Core Bond Index Portfolio‡	129,120,033	1,322,823,196
EQ/GAMCO Small Company Value Portfolio‡	1,903,309	99,312,264
EQ/Global Bond PLUS Portfolio‡	13,261,850	126,093,344
EQ/High Yield Bond Portfolio‡	5,910,208	56,093,411

EQ/Intermediate Government Bond Portfolio‡	160,018,945	$1,689,409,669
EQ/International Equity Index Portfolio‡	2,702,882	21,829,475
EQ/JPMorgan Value Opportunities Portfolio‡	6,711,079	103,984,029
EQ/Large Cap Growth Index Portfolio‡	1,172,365	14,000,328
EQ/MFS International Growth Portfolio‡	50,943,370	338,449,267
EQ/PIMCO Ultra Short Bond Portfolio‡	52,999,353	521,380,265
EQ/Quality Bond PLUS Portfolio‡	14,521,218	127,481,825
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,471,842	53,977,283
Multimanager Core Bond Portfolio‡	16,296,486	163,766,026
Multimanager Mid Cap Growth Portfolio*‡	1,226,572	10,441,896
Multimanager Mid Cap Value Portfolio‡	2,133,208	29,712,399

Total Investment Companies (99.9%) (Cost $7,118,414,536)		8,166,890,839

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,862,075	7,862,075

Total Short-Term Investment (0.1%) (Cost $7,862,075)		7,862,075

Total Investments (100.0%) (Cost $7,126,276,611)		8,174,752,914
Other Assets Less Liabilities (0.0%)		(3,118,139)

Net Assets (100%)		$8,171,634,775

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$562,255,459	$—	$33,867,523	$502,742,955	$—	$(79,557)
ATM Large Cap Managed Volatility Portfolio	1,071,157,596	10,000,000	72,423,631	1,039,071,375	—	5,085,603
ATM Mid Cap Managed Volatility Portfolio	53,773,586	2,000,000	3,542,398	56,241,205	—	45,471

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM Small Cap Managed Volatility Portfolio	$211,826,882	$—	$10,676,533	$204,653,209	$—	$5,367
AXA Global Equity Managed Volatility Portfolio	181,501,913	32,500,000	10,009,814	204,552,500	—	(117,342)
AXA International Core Managed Volatility Portfolio	124,233,128	—	5,575,067	111,713,233	—	1,426,444
AXA International Value Managed Volatility Portfolio	56,733,293	—	2,972,415	51,197,229	—	441,227
AXA Large Cap Core Managed Volatility Portfolio	241,670,445	—	10,450,501	235,861,969	—	928,305
AXA Large Cap Growth Managed Volatility Portfolio	241,115,702	—	33,404,995	173,097,025	—	33,707,064
AXA Large Cap Value Managed Volatility Portfolio	184,423,036	4,000,000	8,699,004	188,051,056	—	1,367,695
AXA/AB Small Cap Growth Portfolio	169,450,523	2,100,000	9,798,761	160,815,521	—	1,191
AXA/Franklin Small Cap Value Managed Volatility Portfolio	26,664,723	—	692,965	26,961,730	—	619,143
AXA/Horizon Small Cap Value Portfolio	27,167,959	2,000,000	968,963	29,705,471	—	(5,308)
AXA/Loomis Sayles Growth Portfolio	89,990,328	—	3,859,652	88,376,821	—	(5,036)
AXA/Lord Abbett Micro Cap Portfolio	20,690,527	1,300,000	959,733	20,131,542	—	3,921
AXA/Morgan Stanley Small Cap Growth Portfolio	38,731,830	3,000,000	1,995,096	40,188,760	—	(67,788)
AXA/Pacific Global Small Cap Value Portfolio	22,338,680	2,000,000	968,019	24,010,568	—	(4,365)
EQ/BlackRock Basic Value Equity Portfolio	233,565,782	—	32,498,964	195,201,819	—	15,632,924
EQ/Boston Advisors Equity Income Portfolio	170,488,110	—	31,005,851	135,562,174	—	3,126,037
EQ/Core Bond Index Portfolio	1,349,133,342	50,000,000	127,188,156	1,322,823,196	—	(763,793)
EQ/GAMCO Small Company Value Portfolio	98,896,288	—	4,856,836	99,312,264	—	217,366
EQ/Global Bond PLUS Portfolio	124,264,190	—	6,485,077	126,093,344	—	(6,247)
EQ/High Yield Bond Portfolio	48,156,947	5,000,000	—	56,093,411	—	—
EQ/Intermediate Government Bond Portfolio	1,758,803,789	70,000,000	185,307,328	1,689,409,669	—	471,553
EQ/International Equity Index Portfolio	22,737,351	—	—	21,829,475	—	—
EQ/JPMorgan Value Opportunities Portfolio	57,330,614	42,000,000	—	103,984,029	—	—
EQ/Large Cap Growth Index Portfolio	39,527,330	—	13,289,355	14,000,328	—	12,334,860
EQ/MFS International Growth Portfolio	288,575,102	55,100,000	14,722,351	338,449,267	—	70,098
EQ/PIMCO Ultra Short Bond Portfolio	625,468,731	—	109,062,339	521,380,265	—	(1,783,654)
EQ/Quality Bond PLUS Portfolio	107,891,781	20,000,000	4,816,266	127,481,825	—	2,004
EQ/T. Rowe Price Growth Stock Portfolio	—	54,000,000	1,895,212	53,977,283	—	32,097
Multimanager Core Bond Portfolio	155,658,135	11,720,263	8,661,160	163,766,026	1,720,263	911
Multimanager Mid Cap Growth Portfolio	8,268,998	2,000,000	—	10,441,896	—	—
Multimanager Mid Cap Value Portfolio	26,932,285	2,500,000	1,123,757	29,712,399	—	188,350

	$8,439,424,385	$371,220,263	$751,777,722	$8,166,890,839	$1,720,263	$72,874,541

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,166,890,839	$—	$8,166,890,839
Short-Term Investments
Investment Companies	7,862,075	—	—	7,862,075

Total Assets	$7,862,075	$8,166,890,839	$—	$8,174,752,914

Total Liabilities	$—	$—	$—	$—

Total	$7,862,075	$8,166,890,839	$—	$8,174,752,914

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Investment Companies	$371,220,263
Net Proceeds of Sales and Redemptions:
Investment Companies	$824,652,263

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,134,633,377
Aggregate gross unrealized depreciation	(119,119,406)

Net unrealized appreciation	$1,015,513,971

Federal income tax cost of investments	$7,159,238,943

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,118,414,536)	$8,166,890,839
Unaffiliated Issuers (Cost $7,862,075)	7,862,075
Cash	1,908,514
Receivable from Separate Accounts for Trust shares sold	1,348,410
Dividends, interest and other receivables	329,664
Other assets	91,759

Total assets	8,178,431,261

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,673,010
Distribution fees payable – Class B	1,189,020
Administrative fees payable	974,399
Investment management fees payable	670,930
Distribution fees payable – Class A	428,945
Payable for securities purchased	326,906
Trustees’ fees payable	221,373
Accrued expenses	311,903

Total liabilities	6,796,486

NET ASSETS	$8,171,634,775

Net assets were comprised of:
Paid in capital	$9,402,471,325
Accumulated undistributed net investment income (loss)	(18,729,325)
Accumulated undistributed net realized gain (loss) on investments	(2,260,583,528)
Net unrealized appreciation (depreciation) on investments	1,048,476,303

Net assets	$8,171,634,775

Class A
Net asset value, offering and redemption price per share, $2,091,059,346 / 152,600,774 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.70

Class B
Net asset value, offering and redemption price per share, $5,790,751,829 / 425,623,699 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.61

Class K
Net asset value, offering and redemption price per share, $289,823,600 / 21,124,244 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($1,720,263 of dividend income received from affiliates)	$1,734,859
Interest	40,346

Total income	1,775,205

EXPENSES
Distribution fees – Class B	7,226,747
Administrative fees	5,886,368
Investment management fees	4,064,790
Distribution fees – Class A	2,581,496
Printing and mailing expenses	418,246
Trustees’ fees	152,730
Professional fees	137,480
Custodian fees	83,038
Miscellaneous	76,797

Total expenses	20,627,692

NET INVESTMENT INCOME (LOSS)	(18,852,487)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($72,874,541 of realized gain (loss) from affiliates)	72,883,852
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	108,023,913

NET REALIZED AND UNREALIZED GAIN (LOSS)	180,907,765

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,055,278

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(18,852,487)	$47,909,122
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	72,883,852	280,654,398
Net change in unrealized appreciation (depreciation) on investments	108,023,913	(395,490,416)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	162,055,278	(66,926,896)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(18,229,030)
Class B	—	(51,962,623)
Class K	—	(3,180,926)

	—	(73,372,579)

Distributions from net realized capital gains
Class A	—	(79,083,869)
Class B	—	(228,531,455)
Class K	—	(10,755,775)

	—	(318,371,099)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(391,743,678)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,801,536 and 4,205,941 shares, respectively ]	24,130,749	59,791,708
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,175,590 shares, respectively ]	—	97,312,899
Capital shares repurchased [ (7,295,558) and (15,980,906) shares, respectively ]	(97,474,878)	(226,985,024)

Total Class A transactions	(73,344,129)	(69,880,417)

Class B
Capital shares sold [ 4,434,386 and 8,471,566 shares, respectively ]	58,819,126	119,304,226
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,829,325 shares, respectively ]	—	280,494,078
Capital shares repurchased [ (31,688,526) and (59,862,249) shares, respectively ]	(419,448,865)	(843,521,909)

Total Class B transactions	(360,629,739)	(443,723,605)

Class K
Capital shares sold [ 542,534 and 761,287 shares, respectively ]	7,250,152	10,791,874
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,027,066 shares, respectively ]	—	13,936,701
Capital shares repurchased [ (751,626) and (2,315,247) shares, respectively ]	(10,052,059)	(32,777,080)

Total Class K transactions	(2,801,907)	(8,048,505)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(436,775,775)	(521,652,527)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(274,720,497)	(980,323,101)
NET ASSETS:
Beginning of period	8,446,355,272	9,426,678,373

End of period (a)	$8,171,634,775	$8,446,355,272

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(18,729,325)	$123,162

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013		2012		2011
Net asset value, beginning of period	$13.43		$14.18		$14.55		$13.45		$12.60		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.07		0.08		0.07		0.16
Net realized and unrealized gain (loss) on investments	0.30		(0.20)		0.37		1.66		1.05		(0.45)

Total from investment operations	0.27		(0.12)		0.44		1.74		1.12		(0.29)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.16)		(0.23)		(0.11)		(0.24)
Distributions from net realized gains	—		(0.51)		(0.65)		(0.41)		(0.16)		(0.32)

Total dividends and distributions	—		(0.63)		(0.81)		(0.64)		(0.27)		(0.56)

Net asset value, end of period	$13.70		$13.43		$14.18		$14.55		$13.45		$12.60

Total return (b)	2.01%		(0.84)%		3.04%		13.07%		8.85%		(2.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,091,059		$2,122,648		$2,307,372		$2,408,537		$2,307,690		$2,311,825
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.25	%(m)
Before waivers (a)(f)	0.52%		0.51%		0.53%		0.53%		0.54%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.47)%		0.53%		0.48%		0.57%		0.54%		1.22%
Before waivers (a)(f)(x)	(0.47)%		0.53%		0.48%		0.57%		0.54%		1.21%
Portfolio turnover rate (z)^	5%		8%		10%		11%		18%		23%

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013		2012		2011
Net asset value, beginning of period	$13.33		$14.09		$14.46		$13.36		$12.52		$13.37

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.07		0.08		0.07		0.15
Net realized and unrealized gain (loss) on investments	0.31		(0.20)		0.37		1.66		1.03		(0.48)

Total from investment operations	0.28		(0.13)		0.44		1.74		1.10		(0.33)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.16)		(0.23)		(0.10)		(0.20)
Distributions from net realized gains	—		(0.51)		(0.65)		(0.41)		(0.16)		(0.32)

Total dividends and distributions	—		(0.63)		(0.81)		(0.64)		(0.26)		(0.52)

Net asset value, end of period	$13.61		$13.33		$14.09		$14.46		$13.36		$12.52

Total return (b)	2.10%		(0.92)%		3.06%		13.15%		8.82%		(2.41)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,790,752		$6,037,275		$6,809,285		$7,511,631		$7,493,390		$7,488,398
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(o)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.50	%(m)
Before waivers (a)(f)	0.52%		0.51%		0.53%		0.53%		0.54%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.47)%		0.52%		0.46%		0.54%		0.54%		1.12%
Before waivers (a)(f)(x)	(0.47)%		0.52%		0.46%		0.54%		0.54%		1.11%
Portfolio turnover rate (z)^	5%		8%		10%		11%		18%		23%

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K			2015		2014		2013		2012
Net asset value, beginning of period	$13.43		$14.18		$14.55		$13.45		$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.11		0.12		0.11		0.23
Net realized and unrealized gain (loss) on investments	0.30		(0.20)		0.37		1.66		1.04		(0.21)

Total from investment operations	0.29		(0.09)		0.48		1.78		1.15		0.02

Less distributions:
Dividends from net investment income	—		(0.15)		(0.20)		(0.27)		(0.14)		(0.23)
Distributions from net realized gains	—		(0.51)		(0.65)		(0.41)		(0.16)		(0.16)

Total dividends and distributions	—		(0.66)		(0.85)		(0.68)		(0.30)		(0.39)

Net asset value, end of period	$13.72		$13.43		$14.18		$14.55		$13.45		$12.60

Total return (b)	2.16%		(0.60)%		3.30%		13.35%		9.12%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$289,824		$286,432		$310,021		$317,885		$298,541		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(o)	0.26	%(n)	0.28	%(j)	0.28	%(k)	0.29	%(k)	0.27	%(m)
Before waivers (a)(f)	0.27%		0.26%		0.28%		0.28%		0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.22)%		0.78%		0.74%		0.82%		0.79%		21.57	%(l)
Before waivers (a)(f)(x)	(0.22)%		0.78%		0.74%		0.82%		0.79%		21.57	%(l)
Portfolio turnover rate (z)^	5%		8%		10%		11%		18%		23%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	71.3%
Fixed Income	28.7

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
ATM Large Cap Managed Volatility Portfolio	17.5%
EQ/Intermediate Government Bond Portfolio	12.5
EQ/Core Bond Index Portfolio	9.5
ATM International Managed Volatility Portfolio	7.9
ATM Small Cap Managed Volatility Portfolio	4.8
EQ/MFS International Growth Portfolio	4.3
AXA Large Cap Core Managed Volatility Portfolio	4.3
AXA Large Cap Value Managed Volatility Portfolio	4.1
EQ/PIMCO Ultra Short Bond Portfolio	3.8
AXA Global Equity Managed Volatility Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,016.38	$2.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.59
Class B
Actual	1,000.00	1,017.34	2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.59
Class K
Actual	1,000.00	1,018.30	1.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.54	1.34

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	83,392,157	$732,708,575
ATM Large Cap Managed Volatility Portfolio‡	125,932,277	1,626,076,743
ATM Mid Cap Managed Volatility Portfolio‡	10,118,238	78,933,481
ATM Small Cap Managed Volatility Portfolio‡	40,985,403	442,660,688
AXA Global Equity Managed Volatility Portfolio‡	21,920,475	315,159,117
AXA International Core Managed Volatility Portfolio‡	20,470,844	178,772,431
AXA International Value Managed Volatility Portfolio‡	9,367,047	104,054,939
AXA Large Cap Core Managed Volatility Portfolio‡	43,079,123	400,102,926
AXA Large Cap Growth Managed Volatility Portfolio‡	10,375,012	285,356,435
AXA Large Cap Value Managed Volatility Portfolio‡	24,096,468	378,916,109
AXA/AB Small Cap Growth Portfolio‡	15,602,160	267,637,942
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	4,442,956	65,829,724
AXA/Horizon Small Cap Value Portfolio‡	4,587,370	41,008,894
AXA/Loomis Sayles Growth Portfolio‡	20,924,392	134,311,345
AXA/Lord Abbett Micro Cap Portfolio*‡	5,434,727	46,326,841
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,677,566	97,943,618
AXA/Pacific Global Small Cap Value Portfolio‡	5,328,206	38,787,863
EQ/BlackRock Basic Value Equity Portfolio‡	14,124,536	295,552,910
EQ/Boston Advisors Equity Income Portfolio‡	34,157,611	197,348,024
EQ/Core Bond Index Portfolio‡	86,657,921	887,802,656
EQ/GAMCO Small Company Value Portfolio‡	3,105,616	162,047,071
EQ/Global Bond PLUS Portfolio‡	1,194,728	11,359,443

EQ/High Yield Bond Portfolio‡	2,297,374	$21,804,228
EQ/Intermediate Government Bond Portfolio‡	110,368,373	1,165,220,763
EQ/International Equity Index Portfolio‡	9,682,892	78,202,608
EQ/JPMorgan Value Opportunities Portfolio‡	8,167,011	126,542,785
EQ/Large Cap Growth Index Portfolio‡	3,335,479	39,832,141
EQ/MFS International Growth Portfolio‡	60,622,986	402,757,126
EQ/PIMCO Ultra Short Bond Portfolio‡	35,683,219	351,033,080
EQ/Quality Bond PLUS Portfolio‡	11,472,173	100,714,243
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,588,241	58,246,023
Multimanager Core Bond Portfolio‡	12,995,714	130,596,031
Multimanager Mid Cap Growth Portfolio*‡	1,752,261	14,917,122
Multimanager Mid Cap Value Portfolio‡	1,517,709	21,139,420

Total Investment Companies (100.0%) (Cost $7,612,428,512)		9,299,703,345

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,946,300	6,946,300

Total Short-Term Investment (0.1%) (Cost $6,946,300)		6,946,300

Total Investments (100.1%) (Cost $7,619,374,812)		9,306,649,645
Other Assets Less Liabilities (-0.1%)		(6,765,499)

Net Assets (100%)		$9,299,884,146

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$822,700,133	$—	$52,609,613	$732,708,575	$—	$(278,284)
ATM Large Cap Managed Volatility Portfolio	1,773,096,398	—	177,704,586	1,626,076,743	—	22,703,187
ATM Mid Cap Managed Volatility Portfolio	78,556,357	—	5,094,884	78,933,481	—	291
ATM Small Cap Managed Volatility Portfolio	463,671,695	—	28,334,950	442,660,688	—	(66,222)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio	$244,276,133	$79,000,000	$11,881,096	$315,159,117	$—	$(72,058)
AXA International Core Managed Volatility Portfolio	199,671,321	—	9,562,672	178,772,431	—	2,468,628
AXA International Value Managed Volatility Portfolio	117,066,578	—	8,274,271	104,054,939	—	360,246
AXA Large Cap Core Managed Volatility Portfolio	405,184,303	10,000,000	22,843,729	400,102,926	—	2,250,478
AXA Large Cap Growth Managed Volatility Portfolio	350,477,074	—	35,229,444	285,356,435	—	28,579,289
AXA Large Cap Value Managed Volatility Portfolio	388,813,234	—	18,309,431	378,916,109	—	10,546,380
AXA/AB Small Cap Growth Portfolio	288,538,240	—	19,404,179	267,637,942	—	(721,871)
AXA/Franklin Small Cap Value Managed Volatility Portfolio	67,593,388	—	3,951,592	65,829,724	—	1,730,665
AXA/Horizon Small Cap Value Portfolio	38,260,762	2,000,000	1,273,787	41,008,894	—	(19,919)
AXA/Loomis Sayles Growth Portfolio	137,181,378	—	6,278,801	134,311,345	—	(9,461)
AXA/Lord Abbett Micro Cap Portfolio	49,736,224	1,500,000	2,475,783	46,326,841	—	31,953
AXA/Morgan Stanley Small Cap Growth Portfolio	99,683,766	3,000,000	5,245,732	97,943,618	—	(230,260)
AXA/Pacific Global Small Cap Value Portfolio	37,157,821	2,000,000	1,290,537	38,787,863	—	(36,669)
EQ/BlackRock Basic Value Equity Portfolio	300,653,201	—	16,229,526	295,552,910	—	3,102,721
EQ/Boston Advisors Equity Income Portfolio	210,100,596	—	12,207,852	197,348,024	—	(176,551)
EQ/Core Bond Index Portfolio	921,021,928	37,000,000	101,513,805	887,802,656	—	2,579,129
EQ/GAMCO Small Company Value Portfolio	162,311,432	1,000,000	9,861,803	162,047,071	—	471,106
EQ/Global Bond PLUS Portfolio	10,631,880	—	—	11,359,443	—	—
EQ/High Yield Bond Portfolio	14,826,782	6,000,000	—	21,804,228	—	—
EQ/Intermediate Government Bond Portfolio	1,249,294,458	44,000,000	160,135,917	1,165,220,763	—	424,799
EQ/International Equity Index Portfolio	81,455,014	—	—	78,202,608	—	—
EQ/JPMorgan Value Opportunities Portfolio	87,862,346	35,000,000	—	126,542,785	—	—
EQ/Large Cap Growth Index Portfolio	76,956,515	—	20,376,352	39,832,141	—	16,972,691
EQ/MFS International Growth Portfolio	389,661,522	21,000,000	16,404,107	402,757,126	—	55,583
EQ/PIMCO Ultra Short Bond Portfolio	421,898,889	15,000,000	89,335,318	351,033,080	—	(1,423,674)
EQ/Quality Bond PLUS Portfolio	92,136,924	10,000,000	5,013,997	100,714,243	—	1,475
EQ/T. Rowe Price Growth Stock Portfolio	—	60,000,000	3,694,892	58,246,023	—	66,712
Multimanager Core Bond Portfolio	113,091,358	21,297,415	7,600,806	130,596,031	1,297,416	2,105
Multimanager Mid Cap Growth Portfolio	12,804,739	2,000,000	—	14,917,122	—	—
Multimanager Mid Cap Value Portfolio	17,423,727	2,500,000	—	21,139,420	—	—

	$9,723,796,116	$352,297,415	$852,139,462	$9,299,703,345	$1,297,416	$89,312,469

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,299,703,345	$—	$9,299,703,345
Short-Term Investments
Investment Companies	6,946,300	—	—	6,946,300

Total Assets	$6,946,300	$9,299,703,345	$—	$9,306,649,645

Total Liabilities	$—	$—	$—	$—

Total	$6,946,300	$9,299,703,345	$—	$9,306,649,645

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$352,297,415
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$941,451,931

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,744,949,161
Aggregate gross unrealized depreciation	(145,087,601)

Net unrealized appreciation	$1,599,861,560

Federal income tax cost of investments	$7,706,788,085

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,612,428,512)	$9,299,703,345
Unaffiliated Issuers (Cost $6,946,300)	6,946,300
Cash	1,660,471
Receivable from Separate Accounts for Trust shares sold	408,369
Dividends, interest and other receivables	262,625
Other assets	103,575

Total assets	9,309,084,685

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,468,242
Distribution fees payable – Class B	1,851,609
Administrative fees payable	1,110,563
Investment management fees payable	764,687
Payable for securities purchased	260,692
Trustees’ fees payable	247,272
Distribution fees payable – Class A	44,442
Accrued expenses	453,032

Total liabilities	9,200,539

NET ASSETS	$9,299,884,146

Net assets were comprised of:
Paid in capital	$11,387,160,399
Accumulated undistributed net investment income (loss)	(22,137,497)
Accumulated undistributed net realized gain (loss) on investments	(3,752,413,589)
Net unrealized appreciation (depreciation) on investments	1,687,274,833

Net assets	$9,299,884,146

Class A
Net asset value, offering and redemption price per share, $216,239,310 / 20,490,569 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.55

Class B
Net asset value, offering and redemption price per share, $9,007,774,327 / 853,302,967 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $75,870,509 / 7,179,838 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.57

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($1,297,416 of dividend income received from affiliates)	$1,307,449
Interest	43,749

Total income	1,351,198

EXPENSES
Distribution fees – Class B	11,187,558
Administrative fees	6,689,017
Investment management fees	4,618,911
Printing and mailing expenses	474,738
Distribution fees – Class A	266,510
Trustees’ fees	174,060
Professional fees	150,651
Custodian fees	74,154
Miscellaneous	88,184

Total expenses	23,723,783

NET INVESTMENT INCOME (LOSS)	(22,372,585)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	89,312,469
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	75,749,276

NET REALIZED AND UNREALIZED GAIN (LOSS)	165,061,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,689,160

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(22,372,585)	$49,130,722
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	89,312,469	442,890,685
Net change in unrealized appreciation (depreciation) on investments	75,749,276	(609,969,832)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,689,160	(117,948,425)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(2,063,850)
Class B	—	(87,962,821)
Class K	—	(910,356)

	—	(90,937,027)

Distributions from net realized capital gains
Class A	—	(10,685,684)
Class B	—	(456,432,296)
Class K	—	(3,723,213)

	—	(470,841,193)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(561,778,220)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 520,828 and 853,780 shares, respectively ]	5,372,086	9,511,383
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,215,288 shares, respectively ]	—	12,749,534
Capital shares repurchased [ (1,376,397) and (2,836,905) shares, respectively ]	(14,085,182)	(31,580,773)

Total Class A transactions	(8,713,096)	(9,319,856)

Class B
Capital shares sold [ 4,586,895 and 10,103,184 shares, respectively ]	46,984,116	112,213,231
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,875,940 shares, respectively ]	—	544,395,117
Capital shares repurchased [ (59,274,829) and (102,453,571) shares, respectively ]	(605,099,303)	(1,139,497,616)

Total Class B transactions	(558,115,187)	(482,889,268)

Class K
Capital shares sold [ 213,657 and 283,274 shares, respectively ]	2,198,747	3,169,950
Capital shares issued in reinvestment of dividends and distributions [ 0 and 441,319 shares, respectively ]	—	4,633,569
Capital shares repurchased [ (443,794) and (1,006,772) shares, respectively ]	(4,535,147)	(11,164,025)

Total Class K transactions	(2,336,400)	(3,360,506)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(569,164,683)	(495,569,630)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(426,475,523)	(1,175,296,275)
NET ASSETS:
Beginning of period	9,726,359,669	10,901,655,944

End of period (a)	$9,299,884,146	$9,726,359,669

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(22,137,497)	$235,088

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013		2012		2011
Net asset value, beginning of period	$10.38		$11.14		$11.66		$10.27		$9.43		$10.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.06		0.07		0.06		0.09
Net realized and unrealized gain (loss) on investments	0.19		(0.19)		0.38		1.95		1.02		(0.58)

Total from investment operations	0.17		(0.14)		0.44		2.02		1.08		(0.49)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.15)		(0.24)		(0.08)		(0.17)
Distributions from net realized gains	—		(0.52)		(0.81)		(0.39)		(0.16)		(0.26)

Total dividends and distributions	—		(0.62)		(0.96)		(0.63)		(0.24)		(0.43)

Net asset value, end of period	$10.55		$10.38		$11.14		$11.66		$10.27		$9.43

Total return (b)	1.64%		(1.29)%		3.72%		19.86%		11.50%		(4.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,239		$221,573		$246,364		$255,926		$230,680		$227,348
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.27	%(m)
Before waivers (a)(f)	0.52%		0.51%		0.52%		0.52%		0.52%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.47%		0.49%		0.64%		0.55%		0.92%
Before waivers (a)(f)(x)	(0.49)%		0.47%		0.49%		0.64%		0.55%		0.92%
Portfolio turnover rate (z)^	4%		9%		10%		11%		15%		16%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013		2012		2011
Net asset value, beginning of period	$10.38		$11.14		$11.66		$10.27		$9.43		$10.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.05		0.06		0.07		0.05		0.10
Net realized and unrealized gain (loss) on investments	0.20		(0.19)		0.38		1.95		1.03		(0.62)

Total from investment operations	0.18		(0.14)		0.44		2.02		1.08		(0.52)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.15)		(0.24)		(0.08)		(0.15)
Distributions from net realized gains	—		(0.52)		(0.81)		(0.39)		(0.16)		(0.26)

Total dividends and distributions	—		(0.62)		(0.96)		(0.63)		(0.24)		(0.41)

Net asset value, end of period	$10.56		$10.38		$11.14		$11.66		$10.27		$9.43

Total return (b)	1.73%		(1.29)%		3.72%		19.86%		11.50%		(4.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,007,774		$9,427,864		$10,569,594		$11,503,301		$10,828,079		$10,719,111
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(m)
Before waivers (a)(f)	0.52%		0.51%		0.52%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		0.47%		0.48%		0.61%		0.55%		0.93%
Before waivers (a)(f)(x)	(0.49)%		0.47%		0.48%		0.61%		0.55%		0.93%
Portfolio turnover rate (z)^	4%		9%		10%		11%		15%		16%

See Notes to Financial Statements.

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K			2015		2014		2013		2012
Net asset value, beginning of period	$10.38		$11.14		$11.66		$10.27		$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.08		0.09		0.10		0.08		0.16
Net realized and unrealized gain (loss) on investments	0.20		(0.19)		0.38		1.95		1.03		(0.15)

Total from investment operations	0.19		(0.11)		0.47		2.05		1.11		0.01

Less distributions:
Dividends from net investment income	—		(0.13)		(0.18)		(0.27)		(0.11)		(0.17)
Distributions from net realized gains	—		(0.52)		(0.81)		(0.39)		(0.16)		(0.14)

Total dividends and distributions	—		(0.65)		(0.99)		(0.66)		(0.27)		(0.31)

Net asset value, end of period	$10.57		$10.38		$11.14		$11.66		$10.27		$9.43

Total return (b)	1.83%		(1.04)%		3.98%		20.16%		11.78%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,871		$76,922		$85,699		$87,084		$75,616		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.27	%(j)	0.26	%(n)	0.27	%(j)	0.27	%(k)	0.27	%(k)	0.26	%(m)
Before waivers (a)(f)	0.27%		0.26%		0.27%		0.27%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.24)%		0.72%		0.74%		0.89%		0.81%		20.10	%(l)
Before waivers (a)(f)(x)	(0.24)%		0.72%		0.74%		0.89%		0.81%		20.10	%(l)
Portfolio turnover rate (z)^	4%		9%		10%		11%		15%		16%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	91.4%
Fixed Income	8.6

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
ATM Large Cap Managed Volatility Portfolio	23.7%
ATM International Managed Volatility Portfolio	9.5
AXA Large Cap Value Managed Volatility Portfolio	6.1
EQ/MFS International Growth Portfolio	5.7
ATM Small Cap Managed Volatility Portfolio	5.6
AXA Large Cap Core Managed Volatility Portfolio	5.4
EQ/Intermediate Government Bond Portfolio	3.8
AXA Large Cap Growth Managed Volatility Portfolio	3.6
EQ/BlackRock Basic Value Equity Portfolio	3.6
AXA Global Equity Managed Volatility Portfolio	3.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,012.70	$2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.28	2.62
Class B
Actual	1,000.00	1,012.68	2.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.28	2.62
Class K
Actual	1,000.00	1,013.66	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.36

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	33,918,300	$298,016,382
ATM Large Cap Managed Volatility Portfolio‡	57,655,496	744,465,697
ATM Mid Cap Managed Volatility Portfolio‡	5,181,324	40,420,076
ATM Small Cap Managed Volatility Portfolio‡	16,258,919	175,603,599
AXA Global Equity Managed Volatility Portfolio‡	7,607,826	109,380,642
AXA International Core Managed Volatility Portfolio‡	9,073,679	79,240,683
AXA International Value Managed Volatility Portfolio‡	5,388,414	59,857,832
AXA Large Cap Core Managed Volatility Portfolio‡	18,111,824	168,215,905
AXA Large Cap Growth Managed Volatility Portfolio‡	4,119,115	113,292,972
AXA Large Cap Value Managed Volatility Portfolio‡	12,118,763	190,567,115
AXA/AB Small Cap Growth Portfolio‡	5,369,524	92,108,302
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,985,959	29,425,263
AXA/Horizon Small Cap Value Portfolio‡	1,653,889	14,784,975
AXA/Loomis Sayles Growth Portfolio‡	9,291,725	59,642,546
AXA/Lord Abbett Micro Cap Portfolio*‡	2,429,214	20,707,165
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,051,966	46,340,877
AXA/Pacific Global Small Cap Value Portfolio‡	1,828,485	13,310,864
EQ/BlackRock Basic Value Equity Portfolio‡	5,343,577	111,813,206
EQ/Boston Advisors Equity Income Portfolio‡	13,158,643	76,024,994
EQ/Core Bond Index Portfolio‡	8,930,843	91,495,683
EQ/GAMCO Small Company Value Portfolio‡	1,416,505	73,911,455
EQ/High Yield Bond Portfolio‡	148,727	1,411,560
EQ/Intermediate Government Bond Portfolio‡	11,231,040	118,572,384
EQ/International Equity Index Portfolio‡	7,885,502	63,686,223

EQ/JPMorgan Value Opportunities Portfolio‡	2,918,319	$45,217,557
EQ/Large Cap Growth Index Portfolio‡	2,769,904	33,078,068
EQ/MFS International Growth Portfolio‡	27,150,711	180,379,475
EQ/PIMCO Ultra Short Bond Portfolio‡	3,524,805	34,675,209
EQ/Quality Bond PLUS Portfolio‡	962,619	8,450,836
EQ/T. Rowe Price Growth Stock Portfolio*‡	460,148	16,875,123
Multimanager Core Bond Portfolio‡	918,906	9,234,237
Multimanager Mid Cap Growth Portfolio*‡	867,918	7,388,645
Multimanager Mid Cap Value Portfolio‡	456,533	6,358,826

Total Investment Companies (99.8%) (Cost $2,471,297,533)		3,133,954,376

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,384,435	7,384,435

Total Short-Term Investment (0.2%) (Cost $7,384,435)		7,384,435

Total Investments (100.0%) (Cost $2,478,681,968)		3,141,338,811
Other Assets Less Liabilities (0.0%)		(920,118)

Net Assets (100%)		$3,140,418,693

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$332,660,691	$—	$19,574,672	$298,016,382	$—	$(137,677)
ATM Large Cap Managed Volatility Portfolio	778,590,167	—	53,999,596	744,465,697	—	3,978,884
ATM Mid Cap Managed Volatility Portfolio	40,317,237	—	2,739,646	40,420,076	—	(32,871)
ATM Small Cap Managed Volatility Portfolio	183,615,178	—	10,891,629	175,603,599	—	16,333

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Global Equity Managed Volatility Portfolio	$109,120,034	$5,500,000	$4,675,258	$109,380,642	$—	$(776)
AXA International Core Managed Volatility Portfolio	88,405,944	—	5,190,852	79,240,683	—	57,832
AXA International Value Managed Volatility Portfolio	67,208,671	—	4,720,146	59,857,832	—	118,573
AXA Large Cap Core Managed Volatility Portfolio	174,624,613	—	8,790,991	168,215,905	—	1,542,768
AXA Large Cap Growth Managed Volatility Portfolio	120,540,598	—	6,055,309	113,292,972	—	1,244,457
AXA Large Cap Value Managed Volatility Portfolio	194,932,402	—	7,895,186	190,567,115	—	5,885,673
AXA/AB Small Cap Growth Portfolio	99,434,683	—	6,781,659	92,108,302	—	(219,704)
AXA/Franklin Small Cap Value Managed Volatility Portfolio	30,138,333	—	1,521,704	29,425,263	—	938,715
AXA/Horizon Small Cap Value Portfolio	14,952,385	—	834,989	14,784,975	—	(15,059)
AXA/Loomis Sayles Growth Portfolio	61,002,905	—	2,881,634	59,642,546	—	(11,878)
AXA/Lord Abbett Micro Cap Portfolio	23,161,800	—	1,278,108	20,707,165	—	(48,213)
AXA/Morgan Stanley Small Cap Growth Portfolio	49,324,846	—	3,087,720	46,340,877	—	(217,965)
AXA/Pacific Global Small Cap Value Portfolio	13,498,887	—	425,851	13,310,864	—	(15,886)
EQ/BlackRock Basic Value Equity Portfolio	113,039,987	—	7,016,830	111,813,206	—	(374,642)
EQ/Boston Advisors Equity Income Portfolio	80,703,660	—	4,500,808	76,024,994	—	(72,683)
EQ/Core Bond Index Portfolio	96,493,111	—	8,448,161	91,495,683	—	88,962
EQ/GAMCO Small Company Value Portfolio	74,583,874	—	4,231,248	73,911,455	—	525,980
EQ/High Yield Bond Portfolio	1,335,486	—	—	1,411,560	—	—
EQ/Intermediate Government Bond Portfolio	134,204,802	—	18,968,558	118,572,384	—	49,019
EQ/International Equity Index Portfolio	70,617,097	—	4,406,203	63,686,223	—	(306,552)
EQ/JPMorgan Value Opportunities Portfolio	36,256,907	8,000,000	—	45,217,557	—	—
EQ/Large Cap Growth Index Portfolio	36,260,208	—	3,318,930	33,078,068	—	126,284
EQ/MFS International Growth Portfolio	184,540,137	1,500,000	8,963,423	180,379,475	—	(23,797)
EQ/PIMCO Ultra Short Bond Portfolio	46,896,828	—	12,636,021	34,675,209	—	(213,518)
EQ/Quality Bond PLUS Portfolio	8,547,112	—	405,144	8,450,836	—	4,821
EQ/T. Rowe Price Growth Stock Portfolio	—	18,000,000	1,610,794	16,875,123	—	29,066
Multimanager Core Bond Portfolio	9,335,820	99,978	492,297	9,234,237	99,978	(213)
Multimanager Mid Cap Growth Portfolio	8,017,460	—	492,022	7,388,645	—	62
Multimanager Mid Cap Value Portfolio	6,143,337	—	62,195	6,358,826	—	19,923

	$3,288,505,200	$33,099,978	$216,897,584	$3,133,954,376	$99,978	$12,935,918

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,133,954,376	$—	$3,133,954,376
Short-Term Investments
Investment Companies	7,384,435	—	—	7,384,435

Total Assets	$7,384,435	$3,133,954,376	$—	$3,141,338,811

Total Liabilities	$—	$—	$—	$—

Total	$7,384,435	$3,133,954,376	$—	$3,141,338,811

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,099,978
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$229,833,502

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$731,244,515
Aggregate gross unrealized depreciation	(68,834,587)

Net unrealized appreciation	$662,409,928

Federal income tax cost of investments	$2,478,928,883

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,471,297,533)	$3,133,954,376
Unaffiliated Issuers (Cost $7,384,435)	7,384,435
Cash	1,774,591
Receivable from Separate Accounts for Trust shares sold	129,332
Dividends, interest and other receivables	20,489
Other assets	34,562

Total assets	3,143,297,785

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,316,401
Distribution fees payable – Class B	623,597
Administrative fees payable	374,854
Investment management fees payable	258,109
Trustees’ fees payable	81,614
Payable for securities purchased	18,433
Distribution fees payable – Class A	15,349
Accrued expenses	190,735

Total liabilities	2,879,092

NET ASSETS	$3,140,418,693

Net assets were comprised of:
Paid in capital	$3,951,866,200
Accumulated undistributed net investment income (loss)	(7,834,013)
Accumulated undistributed net realized gain (loss) on investments	(1,466,270,337)
Net unrealized appreciation (depreciation) on investments	662,656,843

Net assets	$3,140,418,693

Class A
Net asset value, offering and redemption price per share, $75,202,066 / 7,249,155 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.37

Class B
Net asset value, offering and redemption price per share, $3,034,482,328 / 292,473,009 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

Class K
Net asset value, offering and redemption price per share, $30,734,299 / 2,958,642 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($99,978 of dividend income received from affiliates)	$110,842
Interest	16,302

Total income	127,144

EXPENSES
Distribution fees – Class B	3,749,022
Administrative fees	2,246,635
Investment management fees	1,551,283
Printing and mailing expenses	159,166
Distribution fees – Class A	91,063
Custodian fees	81,830
Professional fees	65,257
Trustees’ fees	58,509
Miscellaneous	29,447

Total expenses	8,032,212

NET INVESTMENT INCOME (LOSS)	(7,905,068)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	12,935,918
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	29,246,782

NET REALIZED AND UNREALIZED GAIN (LOSS)	42,182,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,277,632

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,905,068)	$15,876,759
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	12,935,918	209,073,203
Net change in unrealized appreciation (depreciation) on investments	29,246,782	(282,299,108)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,277,632	(57,349,146)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(747,498)
Class B	—	(31,584,326)
Class K	—	(396,928)

	—	(32,728,752)

Distributions from net realized capital gains
Class A	—	(4,840,321)
Class B	—	(206,088,532)
Class K	—	(2,097,586)

	—	(213,026,439)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(245,755,191)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 386,762 and 548,018 shares, respectively ]	3,888,033	6,157,649
Capital shares issued in reinvestment of dividends and distributions [ 0 and 538,971 shares, respectively ]	—	5,587,819
Capital shares repurchased [ (531,614) and (1,172,615) shares, respectively ]	(5,370,683)	(13,302,469)

Total Class A transactions	(1,482,650)	(1,557,001)

Class B
Capital shares sold [ 3,593,036 and 9,951,416 shares, respectively ]	35,936,526	111,578,547
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,921,163 shares, respectively ]	—	237,672,858
Capital shares repurchased [ (22,195,459) and (31,436,756) shares, respectively ]	(221,627,594)	(350,741,962)

Total Class B transactions	(185,691,068)	(1,490,557)

Class K
Capital shares sold [ 126,404 and 190,723 shares, respectively ]	1,258,751	2,142,303
Capital shares issued in reinvestment of dividends and distributions [ 0 and 240,369 shares, respectively ]	—	2,494,514
Capital shares repurchased [ (294,604) and (374,848) shares, respectively ]	(2,975,152)	(4,110,382)

Total Class K transactions	(1,716,401)	526,435

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(188,890,119)	(2,521,123)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,612,487)	(305,625,460)
NET ASSETS:
Beginning of period	3,295,031,180	3,600,656,640

End of period (a)	$3,140,418,693	$3,295,031,180

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7,834,013)	$71,055

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013		2012		2011
Net asset value, beginning of period	$10.24		$11.24		$11.94		$9.94		$8.90		$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.05		0.06		0.08		0.06		0.07
Net realized and unrealized gain (loss) on investments	0.16		(0.26)		0.51		2.53		1.19		(0.80)

Total from investment operations	0.13		(0.21)		0.57		2.61		1.25		(0.73)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.19)		(0.28)		(0.08)		(0.15)
Distributions from net realized gains	—		(0.69)		(1.08)		(0.33)		(0.13)		(0.24)

Total dividends and distributions	—		(0.79)		(1.27)		(0.61)		(0.21)		(0.39)

Net asset value, end of period	$10.37		$10.24		$11.24		$11.94		$9.94		$8.90

Total return (b)	1.27%		(1.76)%		4.66%		26.48%		14.15%		(7.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,202		$75,748		$84,100		$86,838		$75,338		$72,908
Ratio of expenses to average net assets (a)(f)	0.52	%(j)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.29	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.51)%		0.45%		0.54%		0.70%		0.58%		0.66%
Portfolio turnover rate (z)^	1%		10%		12%		11%		10%		10%

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013		2012		2011
Net asset value, beginning of period	$10.25		$11.25		$11.94		$9.94		$8.90		$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.05		0.06		0.07		0.06		0.07
Net realized and unrealized gain (loss) on investments	0.16		(0.26)		0.52		2.54		1.19		(0.82)

Total from investment operations	0.13		(0.21)		0.58		2.61		1.25		(0.75)

Less distributions:
Dividends from net investment income	—		(0.10)		(0.19)		(0.28)		(0.08)		(0.13)
Distributions from net realized gains	—		(0.69)		(1.08)		(0.33)		(0.13)		(0.24)

Total dividends and distributions	—		(0.79)		(1.27)		(0.61)		(0.21)		(0.37)

Net asset value, end of period	$10.38		$10.25		$11.25		$11.94		$9.94		$8.90

Total return (b)	1.27%		(1.76)%		4.75%		26.48%		14.15%		(7.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,034,482		$3,187,246		$3,482,029		$3,695,543		$3,199,858		$3,088,209
Ratio of expenses to average net assets (a)(f)	0.52	%(j)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.54	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.51)%		0.45%		0.53%		0.67%		0.59%		0.71%
Portfolio turnover rate (z)^	1%		10%		12%		11%		10%		10%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K			2015		2014		2013		2012
Net asset value, beginning of period	$10.25		$11.24		$11.94		$9.94		$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.08		0.10		0.11		0.08		0.15
Net realized and unrealized gain (loss) on investments	0.15		(0.25)		0.50		2.54		1.20		(0.14)

Total from investment operations	0.14		(0.17)		0.60		2.65		1.28		0.01

Less distributions:
Dividends from net investment income	—		(0.13)		(0.22)		(0.32)		(0.11)		(0.15)
Distributions from net realized gains	—		(0.69)		(1.08)		(0.33)		(0.13)		(0.14)

Total dividends and distributions	—		(0.82)		(1.30)		(0.65)		(0.24)		(0.29)

Net asset value, end of period	$10.39		$10.25		$11.24		$11.94		$9.94		$8.90

Total return (b)	1.37%		(1.43)%		4.92%		26.80%		14.44%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,734		$32,037		$34,528		$34,281		$27,641		$25,955
Ratio of expenses to average net assets (a)(f)	0.27	%(j)	0.26	%(n)	0.28	%(j)	0.27	%(k)	0.27	%(k)	0.27	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)	(0.26)%		0.69%		0.81%		0.97%		0.87%		19.41	%(l)
Portfolio turnover rate (z)^	1%		10%		12%		11%		10%		10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class A, 1.23% for Class B and 0.96% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	67.2%
Equity	19.6
Alternatives	13.2

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Convertible Securities Portfolio	8.1%
EQ/Intermediate Government Bond Portfolio	7.4
iShares® JP Morgan USD Emerging Markets Bond ETF	7.3
EQ/Global Bond PLUS Portfolio	7.3
Multimanager Core Bond Portfolio	7.3
EQ/PIMCO Ultra Short Bond Portfolio	7.3
EQ/PIMCO Global Real Return Portfolio	6.4
Vanguard Total International Bond ETF	5.7
EQ/High Yield Bond Portfolio	4.8
iShares® Floating Rate Bond ETF	4.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,037.08	$2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	2.85

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.57%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	4,373	$45,476
AXA Natural Resources Portfolio‡	4,839	36,299
AXA Real Estate Portfolio‡	8,177	91,663
AXA SmartBeta Equity Portfolio‡	10,269	114,726
AXA/AB Small Cap Growth Portfolio‡	12,456	213,670
AXA/Lord Abbett Micro Cap Portfolio*‡	9,585	81,707
BlackRock Global Long/Short Credit Fund, Institutional Class	6,200	60,818
Eaton Vance Floating-Rate Fund, Institutional Class	70,541	610,178
EQ/BlackRock Basic Value Equity Portfolio‡	10,999	230,162
EQ/Capital Guardian Research Portfolio‡	19,574	422,475
EQ/Convertible Securities Portfolio‡	180,682	1,770,943
EQ/Emerging Markets Equity PLUS Portfolio‡	29,511	231,443
EQ/Energy ETF Portfolio‡	4,974	33,821
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	22,552	295,713
EQ/GAMCO Small Company Value Portfolio‡	4,217	220,046
EQ/Global Bond PLUS Portfolio‡	169,207	1,608,819
EQ/High Yield Bond Portfolio‡	111,873	1,061,783
EQ/Intermediate Government Bond Portfolio‡	153,118	1,616,550
EQ/International Equity Index Portfolio‡	65,879	532,062
EQ/Invesco Comstock Portfolio‡	16,170	222,557
EQ/Low Volatility Global ETF Portfolio‡	12,520	135,746
EQ/MFS International Growth Portfolio‡	48,426	321,725
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	20,895	325,037
EQ/PIMCO Global Real Return Portfolio‡	140,756	1,411,119
EQ/PIMCO Ultra Short Bond Portfolio‡	163,046	1,603,962
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,186	226,860
EQ/Wells Fargo Omega Growth Portfolio*‡	21,953	231,647
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	1,414	8,359
Franklin K2 Alternative Strategies Fund, Advisor Class	5,326	56,613
iShares® Floating Rate Bond ETF	19,690	996,708
iShares® Global Infrastructure ETF	2,640	106,841
iShares® International Treasury Bond ETF	1,420	141,389
iShares® JP Morgan USD Emerging Markets Bond ETF	14,030	1,615,555
iShares® Micro-Cap ETF	340	24,045
iShares® MSCI EAFE Small-Cap ETF	2,670	$128,854
iShares® U.S. Oil & Gas Exploration & Production ETF	740	41,973
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	6,271	105,912
Multimanager Core Bond Portfolio‡	159,838	1,606,243
Multimanager Mid Cap Value Portfolio‡	25,058	349,014
PIMCO Foreign Bond Fund Unhedged, Institutional Class	21,384	212,771
PowerShares S&P 500 BuyWrite Portfolio	4,950	102,564
SPDR® Barclays Short Term High Yield Bond ETF	21,930	591,891
Templeton Emerging Markets Small Cap Fund, Advisor Class	7,586	89,441
Templeton Global Smaller Companies Fund, Advisor Class	13,902	113,166
Vanguard Short-Term Inflation-Protected Securities ETF*	4,580	226,618
Vanguard Total International Bond ETF	22,410	1,248,237

Total Investment Companies (98.0%) (Cost $21,644,181)		21,523,201

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	1,320	17,714
PowerShares DB Commodity Index Tracking Fund*	1,590	24,407
PowerShares DB G10 Currency Harvest Fund*	5,890	142,538
PowerShares DB Gold Fund*	670	28,924
PowerShares DB Silver Fund*	100	2,974

Total Other Exchange Traded Funds (ETFs) (0.9%) (Cost $222,620)		216,557

SHORT-TERM INVESTMENT:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	235,217	235,217

Total Short-Term Investment (1.1%) (Cost $235,217)		235,217

Total Investments (100.0%) (Cost $22,102,018)		21,974,975
Other Assets Less Liabilities (0.0%)		(10,747)

Net Assets (100%)		$21,964,228

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$23,759	$9,615	$2,421	$36,299	$—	$(5)
AXA Real Estate Portfolio (a)	69,555	19,231	4,834	91,663	—	(3)
AXA SmartBeta Equity Portfolio	88,304	28,846	7,238	114,726	—	10
AXA/AB Small Cap Growth Portfolio	177,066	48,077	12,079	213,670	—	(1)
AXA/Lord Abbett Micro Cap Portfolio	70,079	19,231	4,928	81,707	—	(97)
EQ/BlackRock Basic Value Equity Portfolio	167,007	63,077	12,094	230,162	—	(15)
EQ/Capital Guardian Research Portfolio	343,899	135,769	71,615	422,475	—	(43)
EQ/Convertible Securities Portfolio	1,412,600	459,141	108,824	1,770,943	—	(475)
EQ/Emerging Markets Equity PLUS Portfolio	159,618	68,077	12,104	231,443	—	(26)
EQ/Energy ETF Portfolio	23,520	9,615	2,423	33,821	—	(6)
EQ/GAMCO Mergers and Acquisitions Portfolio	237,699	67,307	16,913	295,713	—	(3)
EQ/GAMCO Small Company Value Portfolio	172,524	48,077	12,100	220,046	—	(22)
EQ/Global Bond PLUS Portfolio	1,278,535	399,613	161,520	1,608,819	—	107
EQ/High Yield Bond Portfolio	853,469	249,999	93,006	1,061,783	—	(197)
EQ/Intermediate Government Bond Portfolio	1,300,409	414,613	136,633	1,616,550	—	(5)
EQ/International Equity Index Portfolio	413,565	164,999	31,490	532,062	—	(85)
EQ/Invesco Comstock Portfolio	176,894	72,692	29,445	222,557	—	49
EQ/Low Volatility Global ETF Portfolio	103,397	28,846	7,244	135,746	—	3
EQ/MFS International Growth Portfolio	258,120	76,923	19,366	321,725	—	(41)
EQ/Morgan Stanley Mid Cap Growth Portfolio	263,498	121,923	49,530	325,037	—	(204)
EQ/PIMCO Global Real Return Portfolio	1,108,962	326,921	122,088	1,411,119	—	46
EQ/PIMCO Ultra Short Bond Portfolio	1,301,020	429,612	136,802	1,603,962	—	(173)
EQ/T. Rowe Price Growth Stock Portfolio	167,371	82,692	14,476	226,860	—	18
EQ/Wells Fargo Omega Growth Portfolio	174,706	72,692	14,592	231,647	—	(98)
Multimanager Core Bond Portfolio	1,298,336	399,812	136,629	1,606,243	15,200	(1)
Multimanager Mid Cap Value Portfolio	258,625	91,923	19,354	349,014	—	(28)

	$11,902,537	$3,909,323	$1,239,748	$14,995,792	$15,200	$(1,295)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,224,675	$—	$—	$5,224,675
Investment Companies	1,302,734	14,995,792	—	16,298,526
Other Exchange Traded Funds (ETFs)	216,557	—	—	216,557
Short-Term Investments
Investment Companies	235,217	—	—	235,217

Total Assets	$6,979,183	$14,995,792	$—	$21,974,975

Total Liabilities	$—	$—	$—	$—

Total	$6,979,183	$14,995,792	$—	$21,974,975

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,164,668
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,311,282

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,814
Aggregate gross unrealized depreciation	(465,431)

Net unrealized depreciation	$(145,617)

Federal income tax cost of investments	$22,120,592

See Notes to Financial Statements.

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CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $15,159,198)	$14,995,792
Unaffiliated Issuers (Cost $6,942,820)	6,979,183
Cash	10,050
Receivable from Separate Accounts for Trust shares sold	21,635
Receivable from investment manager	12,686
Dividends, interest and other receivables	5,867
Other assets	199

Total assets	22,025,412

LIABILITIES
Payable for securities purchased	5,789
Distribution fees payable – Class B	4,419
Trustees’ fees payable	273
Payable to Separate Accounts for Trust shares redeemed	154
Accrued expenses	50,549

Total liabilities	61,184

NET ASSETS	$21,964,228

Net assets were comprised of:
Paid in capital	$22,076,693
Accumulated undistributed net investment income (loss)	27,584
Accumulated undistributed net realized gain (loss) on investments	(13,006)
Net unrealized appreciation (depreciation) on investments	(127,043)

Net assets	$21,964,228

Class B
Net asset value, offering and redemption price per share, $21,964,228 / 2,242,418 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.79

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($15,200 of dividend income received from affiliates)	$80,740
Interest	96

Total income	80,836

EXPENSES
Custodian fees	85,022
Distribution fees – Class B	23,707
Professional fees	21,387
Investment management fees	14,225
Administrative fees	13,738
Printing and mailing expenses	952
Trustees’ fees	331
Miscellaneous	162

Gross expenses	159,524
Less: Waiver from investment manager	(27,963)
Reimbursement from investment manager	(77,745)

Net expenses	53,816

NET INVESTMENT INCOME (LOSS)	27,020

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(1,295) of realized gain (loss) from affiliates)	(1,339)
Net change in unrealized appreciation (depreciation) on investments ($423,680 of change in unrealized appreciation (depreciation) from affiliates)	722,256

NET REALIZED AND UNREALIZED GAIN (LOSS)	720,917

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$747,937

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,020	$221,184
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(1,339)	17,923
Net change in unrealized appreciation (depreciation) on investments	722,256	(562,659)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	747,937	(323,552)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(244,836)
Distributions from net realized capital gains
Class B	—	(77,506)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(322,342)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 598,228 and 1,011,833 shares, respectively ]	5,716,244	9,928,429
Capital shares issued in reinvestment of dividends and distributions [ 0 and 33,923 shares, respectively ]	—	322,342
Capital shares repurchased [ (185,508) and (591,949) shares, respectively ]	(1,770,206)	(5,950,404)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,946,038	4,300,367

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,693,975	3,654,473
NET ASSETS:
Beginning of period	17,270,253	13,615,780

End of period (a)	$21,964,228	$17,270,253

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,584	$564

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$9.44		$9.90	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.16	0.21	0.08
Net realized and unrealized gain (loss) on investments	0.34		(0.42)	(0.01)	(0.06)

Total from investment operations	0.35		(0.26)	0.20	0.02

Less distributions:
Dividends from net investment income	—		(0.14)	(0.18)	(0.11)
Distributions from net realized gains	—		(0.06)	— #	(0.03)

Total dividends and distributions	—		(0.20)	(0.18)	(0.14)

Net asset value, end of period	$9.79		$9.44	$9.90	$9.88

Total return (b)	3.71%		(2.67)%	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,964		$17,270	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.62%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.68%		2.14%	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.28%		1.58%	2.11%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.83)%		0.06%	(0.88)%	1.91	%(l)
Portfolio turnover rate (z)^	7%		47%	19%	18%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.81%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	49.6%
Equity	34.1
Alternatives	16.3

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Convertible Securities Portfolio	6.5%
iShares® JP Morgan USD Emerging Markets Bond ETF	5.3
EQ/PIMCO Ultra Short Bond Portfolio	5.3
EQ/Intermediate Government Bond Portfolio	5.3
EQ/Global Bond PLUS Portfolio	5.3
Multimanager Core Bond Portfolio	5.3
EQ/PIMCO Global Real Return Portfolio	4.7
EQ/International Equity Index Portfolio	4.2
Vanguard Total International Bond ETF	3.9
iShares® Floating Rate Bond ETF	3.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,032.91	$2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.05	2.84

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.57%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	16,558	$172,204
AXA Natural Resources Portfolio‡	11,536	86,532
AXA Real Estate Portfolio‡	17,161	192,376
AXA SmartBeta Equity Portfolio‡	17,821	199,084
AXA/AB Small Cap Growth Portfolio‡	22,646	388,467
AXA/Lord Abbett Micro Cap Portfolio*‡	16,028	136,625
BlackRock Global Long/Short Credit Fund, Institutional Class	16,676	163,589
Eaton Vance Floating-Rate Fund, Institutional Class	46,462	401,897
EQ/BlackRock Basic Value Equity Portfolio‡	18,201	380,847
EQ/Capital Guardian Research Portfolio‡	35,107	757,733
EQ/Convertible Securities Portfolio‡	144,653	1,417,806
EQ/Core Bond Index Portfolio‡	2,037	20,865
EQ/Emerging Markets Equity PLUS Portfolio‡	52,527	411,952
EQ/Energy ETF Portfolio‡	11,840	80,507
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	29,408	385,612
EQ/GAMCO Small Company Value Portfolio‡	7,561	394,515
EQ/Global Bond PLUS Portfolio‡	122,124	1,161,154
EQ/High Yield Bond Portfolio‡	80,052	759,765
EQ/Intermediate Government Bond Portfolio‡	110,300	1,164,494
EQ/International Equity Index Portfolio‡	112,953	912,253
EQ/Invesco Comstock Portfolio‡	27,707	381,353
EQ/Low Volatility Global ETF Portfolio‡	18,922	205,160
EQ/MFS International Growth Portfolio‡	85,171	565,845
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	38,100	592,681
EQ/PIMCO Global Real Return Portfolio‡	103,127	1,033,879
EQ/PIMCO Ultra Short Bond Portfolio‡	118,606	1,166,785
EQ/T. Rowe Price Growth Stock Portfolio*‡	10,625	389,665
EQ/Wells Fargo Omega Growth Portfolio*‡	38,247	403,576
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	21,645	127,920
Franklin K2 Alternative Strategies Fund, Advisor Class	7,689	81,733
iShares® Floating Rate Bond ETF	15,510	785,116
iShares® Global Infrastructure ETF	4,460	180,496
iShares® International Treasury Bond ETF	1,620	161,303
iShares® JP Morgan USD Emerging Markets Bond ETF	10,150	1,168,773
iShares® Micro-Cap ETF	830	58,698

iShares® MSCI EAFE Small-Cap ETF	3,560	$171,806
iShares® U.S. Oil & Gas Exploration & Production ETF	1,460	82,811
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	10,166	171,712
Multimanager Core Bond Portfolio‡	115,530	1,160,982
Multimanager Mid Cap Value Portfolio‡	41,766	581,743
PIMCO Foreign Bond Fund Unhedged, Institutional Class	17,213	171,271
PowerShares S&P 500 BuyWrite Portfolio	8,090	167,625
SPDR® Barclays Short Term High Yield Bond ETF	16,170	436,428
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,834	174,897
Templeton Global Smaller Companies Fund, Advisor Class	24,070	195,928
Vanguard Short-Term Inflation-Protected Securities ETF*	3,500	173,180
Vanguard Total International Bond ETF	15,220	847,754

Total Investment Companies (97.1%) (Cost $21,815,473)		21,227,397

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	1,610	21,606
PowerShares DB Commodity Index Tracking Fund*	3,830	58,790
PowerShares DB G10 Currency Harvest Fund*	7,520	181,984
PowerShares DB Gold Fund*	2,830	122,171
PowerShares DB Silver Fund*	290	8,625

Total Other Exchange Traded Funds (ETFs) (1.8%) (Cost $417,352)		393,176

SHORT-TERM INVESTMENT:
Investment Company (1.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	251,723	251,723

Total Short-Term Investment (1.2%) (Cost $251,723)		251,723

Total Investments (100.1%) (Cost $22,484,548)		21,872,296
Other Assets Less Liabilities (-0.1%)		(15,968)

Net Assets (100%)		$21,856,328

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$67,595	$10,010	$4,510	$86,532	$—	$(76)
AXA Real Estate Portfolio (a)	164,709	20,019	8,909	192,376	—	(42)
AXA SmartBeta Equity Portfolio	176,855	25,024	11,104	199,084	—	(20)
AXA/AB Small Cap Growth Portfolio	340,223	85,043	41,367	388,467	—	(1,416)
AXA/Lord Abbett Micro Cap Portfolio	134,926	15,014	7,227	136,625	—	(577)
EQ/BlackRock Basic Value Equity Portfolio	338,834	45,043	20,639	380,847	—	(688)
EQ/Capital Guardian Research Portfolio	685,485	140,087	90,192	757,733	—	(290)
EQ/Convertible Securities Portfolio	1,276,051	215,998	77,746	1,417,806	—	(2,490)
EQ/Core Bond Index Portfolio	20,090	—	—	20,865	—	—
EQ/Emerging Markets Equity PLUS Portfolio	312,929	90,043	20,050	411,952	—	(98)
EQ/Energy ETF Portfolio	67,591	10,011	4,647	80,507	—	(214)
EQ/GAMCO Mergers and Acquisitions Portfolio	353,315	40,038	17,844	385,612	—	(109)
EQ/GAMCO Small Company Value Portfolio	349,011	45,043	20,561	394,515	—	(609)
EQ/Global Bond PLUS Portfolio	1,105,399	155,135	171,768	1,161,154	—	303
EQ/High Yield Bond Portfolio	722,189	90,087	91,831	759,765	—	(1,928)
EQ/Intermediate Government Bond Portfolio	1,086,653	185,135	137,122	1,164,494	—	(51)
EQ/International Equity Index Portfolio	842,571	155,111	51,687	912,253	—	(700)
EQ/Invesco Comstock Portfolio	356,888	45,043	20,747	381,353	—	(795)
EQ/Low Volatility Global ETF Portfolio	174,664	25,024	11,140	205,160	—	(56)
EQ/MFS International Growth Portfolio	520,419	65,062	29,390	565,845	—	(571)
EQ/Morgan Stanley Mid Cap Growth Portfolio	513,481	155,067	52,450	592,681	—	(1,414)
EQ/PIMCO Global Real Return Portfolio	942,463	120,115	103,384	1,033,879	—	(181)
EQ/PIMCO Ultra Short Bond Portfolio	1,086,604	185,135	112,576	1,166,785	—	(505)
EQ/T. Rowe Price Growth Stock Portfolio	349,376	80,043	20,006	389,665	—	(54)
EQ/Wells Fargo Omega Growth Portfolio	365,228	65,043	20,920	403,576	—	(968)
Multimanager Core Bond Portfolio	1,084,114	171,774	129,315	1,160,982	11,634	(27)
Multimanager Mid Cap Value Portfolio	510,921	100,062	58,966	581,743	—	(147)

	$13,948,584	$2,339,209	$1,336,098	$15,332,256	$11,634	$(13,723)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,233,990	$—	$—	$4,233,990
Investment Companies	1,661,151	15,332,256	—	16,993,407
Other Exchange Traded Funds (ETFs)	393,176	—	—	393,176

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$251,723	$—	$—	$251,723

Total Assets	$6,540,040	$15,332,256	$—	$21,872,296

Total Liabilities	$—	$—	$—	$—

Total	$6,540,040	$15,332,256	$—	$21,872,296

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,810,425
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,434,670

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$307,236
Aggregate gross unrealized depreciation	(906,195)

Net unrealized depreciation	$(598,959)

Federal income tax cost of investments	$22,471,255

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $15,812,404)	$15,332,256
Unaffiliated Issuers (Cost $6,672,144)	6,540,040
Cash	23,201
Receivable from Separate Accounts for Trust shares sold	22,966
Receivable from investment manager	13,627
Dividends, interest and other receivables	4,158
Other assets	217

Total assets	21,936,465

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	6,857
Distribution fees payable – Class B	4,395
Payable for securities purchased	4,080
Trustees’ fees payable	398
Accrued expenses	64,407

Total liabilities	80,137

NET ASSETS	$21,856,328

Net assets were comprised of:
Paid in capital	$22,369,948
Accumulated undistributed net investment income (loss)	10,076
Accumulated undistributed net realized gain (loss) on investments	88,556
Net unrealized appreciation (depreciation) on investments	(612,252)

Net assets	$21,856,328

Class B
Net asset value, offering and redemption price per share, $21,856,328 / 2,247,167 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.73

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($11,634 of dividend income received from affiliates)	$65,494
Interest	125

Total income	65,619

EXPENSES
Custodian fees	91,489
Distribution fees – Class B	24,959
Professional fees	21,404
Investment management fees	14,976
Administrative fees	14,461
Printing and mailing expenses	1,010
Trustees’ fees	362
Miscellaneous	185

Gross expenses	168,846
Less: Waiver from investment manager	(29,436)
Reimbursement from investment manager	(82,956)

Net expenses	56,454

NET INVESTMENT INCOME (LOSS)	9,165

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(13,723) of realized gain (loss) from affiliates)	(13,695)
Net change in unrealized appreciation (depreciation) on investments ($380,561 of change in unrealized appreciation (depreciation) from affiliates)	657,614

NET REALIZED AND UNREALIZED GAIN (LOSS)	643,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$653,084

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,165	$229,605
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(13,695)	118,418
Net change in unrealized appreciation (depreciation) on investments	657,614	(825,038)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	653,084	(477,015)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(273,933)
Distributions from net realized capital gains
Class B	—	(135,166)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(409,099)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 299,222 and 953,193 shares, respectively ]	2,831,664	9,427,556
Capital shares issued in reinvestment of dividends and distributions [ 0 and 43,053 shares, respectively ]	—	409,099
Capital shares repurchased [ (152,800) and (681,183) shares, respectively ]	(1,417,485)	(6,891,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,414,179	2,944,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,067,263	2,058,549
NET ASSETS:
Beginning of period	19,789,065	17,730,516

End of period (a)	$21,856,328	$19,789,065

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,076	$911

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$9.42		$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.31		(0.43)	(0.02)	—	#

Total from investment operations	0.31		(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	—		(0.13)	(0.16)	(0.12)
Distributions from net realized gains	—		(0.07)	(0.01)	(0.03)

Total dividends and distributions	—		(0.20)	(0.17)	(0.15)

Net asset value, end of period	$9.73		$9.42	$9.93	$9.93

Total return (b)	3.29%		(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,856		$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.69%		1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.09%		1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.03)%		0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	7%		39%	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.82%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	43.9%
Fixed Income	36.0
Alternatives	20.1

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/International Equity Index Portfolio	5.3%
EQ/Convertible Securities Portfolio	5.2
EQ/Capital Guardian Research Portfolio	4.4
EQ/Global Bond PLUS Portfolio	3.9
EQ/Intermediate Government Bond Portfolio	3.9
EQ/PIMCO Ultra Short Bond Portfolio	3.8
iShares® JP Morgan USD Emerging Markets Bond ETF	3.8
Multimanager Core Bond Portfolio	3.8
Multimanager Mid Cap Value Portfolio	3.4
EQ/Morgan Stanley Mid Cap Growth Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,029.85	$2.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.02	2.87

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.57%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	22,265	$231,559
AXA Natural Resources Portfolio‡	19,510	146,344
AXA Real Estate Portfolio‡	24,044	269,540
AXA SmartBeta Equity Portfolio‡	21,046	235,115
AXA/AB Small Cap Growth Portfolio‡	25,944	445,048
AXA/Lord Abbett Micro Cap Portfolio*‡	21,744	185,355
BlackRock Global Long/Short Credit Fund, Institutional Class	24,421	239,570
Eaton Vance Floating-Rate Fund, Institutional Class	15,123	130,815
EQ/BlackRock Basic Value Equity Portfolio‡	22,388	468,454
EQ/Capital Guardian Research Portfolio‡	40,550	875,217
EQ/Convertible Securities Portfolio‡	104,643	1,025,656
EQ/Core Bond Index Portfolio‡	1,426	14,605
EQ/Emerging Markets Equity PLUS Portfolio‡	59,367	465,595
EQ/Energy ETF Portfolio‡	20,037	136,237
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	31,487	412,873
EQ/GAMCO Small Company Value Portfolio‡	8,829	460,700
EQ/Global Bond PLUS Portfolio‡	81,653	776,352
EQ/High Yield Bond Portfolio‡	52,733	500,481
EQ/Intermediate Government Bond Portfolio‡	73,517	776,157
EQ/International Equity Index Portfolio‡	130,070	1,050,496
EQ/Invesco Comstock Portfolio‡	31,961	439,905
EQ/Low Volatility Global ETF Portfolio‡	22,333	242,150
EQ/MFS International Growth Portfolio‡	98,472	654,211
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	42,714	664,456
EQ/PIMCO Global Real Return Portfolio‡	66,179	663,460
EQ/PIMCO Ultra Short Bond Portfolio‡	77,206	759,517
EQ/T. Rowe Price Growth Stock Portfolio*‡	11,908	436,703
EQ/Wells Fargo Omega Growth Portfolio*‡	43,717	461,296
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	39,534	233,645
Franklin K2 Alternative Strategies Fund, Advisor Class	7,765	82,547
iShares® Floating Rate Bond ETF	13,110	663,628
iShares® Global Infrastructure ETF	6,280	254,152
iShares® International Treasury Bond ETF	865	86,128
iShares® JP Morgan USD Emerging Markets Bond ETF	6,550	754,231

iShares® Micro-Cap ETF	1,040	$73,549
iShares® MSCI EAFE Small-Cap ETF	4,820	232,613
iShares® U.S. Oil & Gas Exploration & Production ETF	2,340	132,725
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	12,016	202,947
Multimanager Core Bond Portfolio‡	74,697	750,640
Multimanager Mid Cap Value Portfolio‡	48,692	678,212
PIMCO Foreign Bond Fund Unhedged, Institutional Class	10,280	102,287
PowerShares S&P 500 BuyWrite Portfolio	9,580	198,498
SPDR® Barclays Short Term High Yield Bond ETF	10,450	282,046
Templeton Emerging Markets Small Cap Fund, Advisor Class	19,160	225,892
Templeton Global Smaller Companies Fund, Advisor Class	23,696	192,886
Vanguard Short-Term Inflation-Protected Securities ETF*	2,450	121,226
Vanguard Total International Bond ETF	10,100	562,570

Total Investment Companies (96.1%) (Cost $19,464,319)		18,998,289

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	3,860	51,801
PowerShares DB Commodity Index Tracking Fund*	7,350	112,823
PowerShares DB G10 Currency Harvest Fund*	10,265	248,413
PowerShares DB Gold Fund*	3,530	152,390
PowerShares DB Silver Fund*	1,350	40,149

Total Other Exchange Traded Funds (ETFs) (3.0%) (Cost $623,215)		605,576

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	171,821	171,821

Total Short-Term Investment (0.9%) (Cost $171,821)		171,821

Total Investments (100.0%) (Cost $20,259,355)		19,775,686
Other Assets Less Liabilities (0.0%)		(279)

Net Assets (100%)		$19,775,407

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$86,456	$41,314	$7,581	$146,344	$—	$(24)
AXA Real Estate Portfolio (a)	217,930	42,628	15,121	269,540	—	(7)
AXA SmartBeta Equity Portfolio	196,931	42,628	15,113	235,115	—	1
AXA/AB Small Cap Growth Portfolio	378,635	108,151	47,009	445,048	—	(301)
AXA/Lord Abbett Micro Cap Portfolio	169,277	35,523	12,666	185,355	—	(72)
EQ/BlackRock Basic Value Equity Portfolio	373,373	100,255	30,326	468,454	—	(98)
EQ/Capital Guardian Research Portfolio	755,385	203,406	113,089	875,217	—	(154)
EQ/Convertible Securities Portfolio	877,116	209,719	65,689	1,025,656	—	(197)
EQ/Core Bond Index Portfolio	14,063	—	—	14,605	—	—
EQ/Emerging Markets Equity PLUS Portfolio	369,016	93,151	27,763	465,595	—	(54)
EQ/Energy ETF Portfolio	85,579	41,314	7,620	136,237	—	(62)
EQ/GAMCO Mergers and Acquisitions Portfolio	416,787	71,046	85,965	412,873	—	(776)
EQ/GAMCO Small Company Value Portfolio	384,269	78,151	27,821	460,700	—	(113)
EQ/Global Bond PLUS Portfolio	677,057	178,092	125,295	776,352	—	84
EQ/High Yield Bond Portfolio	430,199	92,360	47,772	500,481	—	(26)
EQ/Intermediate Government Bond Portfolio	673,321	189,092	105,365	776,157	—	14
EQ/International Equity Index Portfolio	916,667	240,115	72,542	1,050,496	—	(203)
EQ/Invesco Comstock Portfolio	382,548	85,255	30,364	439,905	—	(137)
EQ/Low Volatility Global ETF Portfolio	194,357	42,628	15,119	242,150	—	(5)
EQ/MFS International Growth Portfolio	562,784	120,778	42,979	654,211	—	(158)
EQ/Morgan Stanley Mid Cap Growth Portfolio	554,610	195,778	61,893	664,456	—	(71)
EQ/PIMCO Global Real Return Portfolio	577,796	120,778	82,836	663,460	—	(14)
EQ/PIMCO Ultra Short Bond Portfolio	674,991	170,092	90,562	759,517	—	(183)
EQ/T. Rowe Price Growth Stock Portfolio	382,564	105,255	30,230	436,703	—	(3)
EQ/Wells Fargo Omega Growth Portfolio	396,453	100,255	30,380	461,296	—	(153)
Multimanager Core Bond Portfolio	664,827	156,660	92,897	750,640	7,464	1
Multimanager Mid Cap Value Portfolio	551,397	150,778	60,947	678,212	—	(126)

	$11,964,388	$3,015,202	$1,344,944	$13,994,775	$7,464	$(2,837)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,361,366	$—	$—	$3,361,366
Investment Companies	1,642,148	13,994,775	—	15,636,923
Other Exchange Traded Funds (ETFs)	605,576	—	—	605,576

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$171,821	$—	$—	$171,821

Total Assets	$5,780,911	$13,994,775	$—	$19,775,686

Total Liabilities	$—	$—	$—	$—

Total	$5,780,911	$13,994,775	$—	$19,775,686

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,795,880
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,473,571

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$316,833
Aggregate gross unrealized depreciation	(791,424)

Net unrealized depreciation	$(474,591)

Federal income tax cost of investments	$20,250,277

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $14,387,959)	$13,994,775
Unaffiliated Issuers (Cost $5,871,396)	5,780,911
Cash	26,206
Receivable from Separate Accounts for Trust shares sold	28,959
Receivable from investment manager	13,686
Dividends, interest and other receivables	2,243
Other assets	196

Total assets	19,846,976

LIABILITIES
Distribution fees payable – Class B	4,020
Payable for securities purchased	2,176
Payable to Separate Accounts for Trust shares redeemed	611
Trustees’ fees payable	263
Accrued expenses	64,499

Total liabilities	71,569

NET ASSETS	$19,775,407

Net assets were comprised of:
Paid in capital	$20,126,408
Accumulated undistributed net investment income (loss)	(4,747)
Accumulated undistributed net realized gain (loss) on investments	137,415
Net unrealized appreciation (depreciation) on investments	(483,669)

Net assets	$19,775,407

Class B
Net asset value, offering and redemption price per share, $19,775,407 / 2,046,240 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($7,464 of dividend income received from affiliates)	$44,990
Interest	104

Total income	45,094

EXPENSES
Custodian fees	90,876
Distribution fees – Class B	22,411
Professional fees	21,376
Investment management fees	13,447
Administrative fees	12,986
Printing and mailing expenses	908
Trustees’ fees	319
Miscellaneous	161

Gross expenses	162,484
Less: Waiver from investment manager	(26,433)
Reimbursement from investment manager	(84,849)

Net expenses	51,202

NET INVESTMENT INCOME (LOSS)	(6,108)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(2,837) of realized gain (loss) from affiliates)	(2,741)
Net change in unrealized appreciation (depreciation) on investments ($360,129 of change in unrealized appreciation (depreciation) from affiliates)	607,680

NET REALIZED AND UNREALIZED GAIN (LOSS)	604,939

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$598,831

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,108)	$177,070
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(2,741)	188,899
Net change in unrealized appreciation (depreciation) on investments	607,680	(797,631)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	598,831	(431,662)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(224,792)
Distributions from net realized capital gains
Class B	—	(143,187)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(367,979)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 403,289 and 1,189,857 shares, respectively ]	3,758,291	11,779,692
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,865 shares, respectively ]	—	367,979
Capital shares repurchased [ (148,004) and (721,991) shares, respectively ]	(1,384,317)	(7,316,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,373,974	4,831,018

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,972,805	4,031,377
NET ASSETS:
Beginning of period	16,802,602	12,771,225

End of period (a)	$19,775,407	$16,802,602

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,747)	$1,361

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$9.38		$9.94	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.28		(0.45)	0.01 †	0.03

Total from investment operations	0.28		(0.33)	0.18	0.13

Less distributions:
Dividends from net investment income	—		(0.13)	(0.15)	(0.16)
Distributions from net realized gains	—		(0.10)	(0.03)	(0.03)

Total dividends and distributions	—		(0.23)	(0.18)	(0.19)

Net asset value, end of period	$9.66		$9.38	$9.94	$9.94

Total return (b)	2.99%		(3.34)%	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,775		$16,803	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.81%		2.24%	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%		1.25%	1.66%	5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.31)%		(0.37)%	(1.49)%	2.86	%(l)
Portfolio turnover rate (z)^	8%		49%	21%	43%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.84%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	53.6%
Alternatives	24.3
Fixed Income	22.1

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/International Equity Index Portfolio	6.6%
EQ/Capital Guardian Research Portfolio	5.5
Multimanager Mid Cap Value Portfolio	4.2
EQ/MFS International Growth Portfolio	4.1
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.1
EQ/Convertible Securities Portfolio	4.1
EQ/GAMCO Small Company Value Portfolio	3.0
EQ/BlackRock Basic Value Equity Portfolio	2.9
EQ/Emerging Markets Equity PLUS Portfolio	2.9
EQ/Wells Fargo Omega Growth Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,030.37	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.89

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.57%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,249	$137,785
AXA Natural Resources Portfolio‡	25,525	191,459
AXA Real Estate Portfolio‡	29,380	329,357
AXA SmartBeta Equity Portfolio‡	15,795	176,450
AXA/AB Small Cap Growth Portfolio‡	19,797	339,604
AXA/Lord Abbett Micro Cap Portfolio*‡	17,871	152,333
BlackRock Global Long/Short Credit Fund, Institutional Class	11,859	116,336
Eaton Vance Floating-Rate Fund, Institutional Class	7,410	64,099
EQ/BlackRock Basic Value Equity Portfolio‡	17,272	361,411
EQ/Capital Guardian Research Portfolio‡	31,590	681,813
EQ/Convertible Securities Portfolio‡	51,179	501,629
EQ/Core Bond Index Portfolio‡	1,527	15,648
EQ/Emerging Markets Equity PLUS Portfolio‡	45,517	356,974
EQ/Energy ETF Portfolio‡	25,001	169,988
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	15,580	204,288
EQ/GAMCO Small Company Value Portfolio‡	7,098	370,366
EQ/Global Bond PLUS Portfolio‡	31,002	294,770
EQ/High Yield Bond Portfolio‡	22,437	212,949
EQ/Intermediate Government Bond Portfolio‡	27,700	292,443
EQ/International Equity Index Portfolio‡	100,306	810,106
EQ/Invesco Comstock Portfolio‡	24,030	330,749
EQ/Low Volatility Global ETF Portfolio‡	16,845	182,645
EQ/MFS International Growth Portfolio‡	76,844	510,525
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	32,442	504,659
EQ/PIMCO Global Real Return Portfolio‡	26,160	262,261
EQ/PIMCO Ultra Short Bond Portfolio‡	28,656	281,905
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,985	329,498
EQ/Wells Fargo Omega Growth Portfolio*‡	32,897	347,129
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	14,725	87,027
Franklin K2 Alternative Strategies Fund, Advisor Class	7,430	78,977
iShares® Floating Rate Bond ETF	5,030	254,619
iShares® Global Infrastructure ETF	6,290	254,556
iShares® International Treasury Bond ETF	530	52,772
iShares® JP Morgan USD Emerging Markets Bond ETF	2,800	322,419

iShares® Micro-Cap ETF	380	$26,874
iShares® MSCI EAFE Small-Cap ETF	1,820	87,833
iShares® U.S. Oil & Gas Exploration & Production ETF	2,750	155,980
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	8,941	151,013
Multimanager Core Bond Portfolio‡	28,316	284,555
Multimanager Mid Cap Value Portfolio‡	36,847	513,221
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,276	32,594
PowerShares S&P 500 BuyWrite Portfolio	7,400	153,328
SPDR® Barclays Short Term High Yield Bond ETF	3,280	88,527
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,988	176,709
Templeton Global Smaller Companies Fund, Advisor Class	25,764	209,721
Vanguard Short-Term Inflation-Protected Securities ETF*	870	43,048
Vanguard Total International Bond ETF	3,920	218,344

Total Investment Companies (95.0%) (Cost $12,216,796)		11,721,296

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	4,080	54,754
PowerShares DB Commodity Index Tracking Fund*	9,040	138,764
PowerShares DB G10 Currency Harvest Fund*	8,440	204,248
PowerShares DB Gold Fund*	4,025	173,759
PowerShares DB Silver Fund*	1,110	33,011

Total Other Exchange Traded Funds (ETFs) (4.9%) (Cost $688,095)		604,536

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	7,425	7,425

Total Short-Term Investment (0.1%) (Cost $7,425)		7,425

Total Investments (100.0%) (Cost $12,912,316)		12,333,257
Other Assets Less Liabilities (0.0%)		(1,106)

Net Assets (100%)		$12,332,151

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$141,757	$32,977	$17,306	$191,459	$—	$176
AXA Real Estate Portfolio (a)	298,396	30,818	29,699	329,357	—	271
AXA SmartBeta Equity Portfolio	182,690	17,977	32,109	176,450	—	374
AXA/AB Small Cap Growth Portfolio	322,566	50,955	35,026	339,604	—	(62)
AXA/Lord Abbett Micro Cap Portfolio	159,907	12,841	12,609	152,333	—	(122)
EQ/BlackRock Basic Value Equity Portfolio	320,405	55,955	34,968	361,411	—	(4)
EQ/Capital Guardian Research Portfolio	646,938	94,342	78,650	681,813	—	1,782
EQ/Convertible Securities Portfolio	500,921	51,364	50,129	501,629	—	(179)
EQ/Core Bond Index Portfolio	15,067	—	—	15,648	—	—
EQ/Emerging Markets Equity PLUS Portfolio	316,957	50,955	34,923	356,974	—	41
EQ/Energy ETF Portfolio	152,232	17,977	17,536	169,988	—	(54)
EQ/GAMCO Mergers and Acquisitions Portfolio	218,354	20,546	40,226	204,288	—	(246)
EQ/GAMCO Small Company Value Portfolio	348,145	35,955	35,067	370,366	—	(102)
EQ/Global Bond PLUS Portfolio	299,673	30,818	55,943	294,770	—	(972)
EQ/High Yield Bond Portfolio	200,709	20,546	19,954	212,949	—	26
EQ/Intermediate Government Bond Portfolio	304,662	59,818	79,659	292,443	—	311
EQ/International Equity Index Portfolio	794,098	133,063	87,820	810,106	—	(133)
EQ/Invesco Comstock Portfolio	329,461	35,955	35,123	330,749	—	(158)
EQ/Low Volatility Global ETF Portfolio	180,677	17,977	32,312	182,645	—	170
EQ/MFS International Growth Portfolio	499,193	51,364	50,017	510,525	—	(67)
EQ/Morgan Stanley Mid Cap Growth Portfolio	481,779	111,364	63,444	504,659	—	(495)
EQ/PIMCO Global Real Return Portfolio	266,752	25,682	50,159	262,261	—	(184)
EQ/PIMCO Ultra Short Bond Portfolio	309,467	60,818	91,053	281,905	—	(1,082)
EQ/T. Rowe Price Growth Stock Portfolio	349,535	35,955	34,858	329,498	—	106
EQ/Wells Fargo Omega Growth Portfolio	331,860	55,955	35,279	347,129	—	(314)
Multimanager Core Bond Portfolio	286,717	46,395	57,608	284,555	3,008	(142)
Multimanager Mid Cap Value Portfolio	488,016	61,365	62,810	513,221	—	139

	$8,746,934	$1,219,737	$1,174,287	$9,008,735	$3,008	$(920)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,658,300	$—	$—	$1,658,300
Investment Companies	1,054,261	9,008,735	—	10,062,996
Other Exchange Traded Funds (ETFs)	604,536	—	—	604,536

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$7,425	$—	$—	$7,425

Total Assets	$3,324,522	$9,008,735	$—	$12,333,257

Total Liabilities	$—	$—	$—	$—

Total	$3,324,522	$9,008,735	$—	$12,333,257

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,373,779
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,341,109

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286,001
Aggregate gross unrealized depreciation	(869,937)

Net unrealized depreciation	$(583,936)

Federal income tax cost of investments	$12,917,193

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,396,907)	$9,008,735
Unaffiliated Issuers (Cost $3,515,409)	3,324,522
Cash	26,000
Receivable for securities sold	23,593
Receivable from investment manager	14,665
Dividends, interest and other receivables	878
Other assets	130

Total assets	12,398,523

LIABILITIES
Distribution fees payable – Class B	2,558
Payable for securities purchased	869
Payable to Separate Accounts for Trust shares redeemed	407
Trustees’ fees payable	299
Accrued expenses	62,239

Total liabilities	66,372

NET ASSETS	$12,332,151

Net assets were comprised of:
Paid in capital	$12,816,004
Accumulated undistributed net investment income (loss)	(10,103)
Accumulated undistributed net realized gain (loss) on investments	105,309
Net unrealized appreciation (depreciation) on investments	(579,059)

Net assets	$12,332,151

Class B
Net asset value, offering and redemption price per share, $12,332,151 / 1,298,674 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($3,008 of dividend income received from affiliates)	$22,145
Interest	92

Total income	22,237

EXPENSES
Custodian fees	86,369
Professional fees	21,298
Distribution fees – Class B	14,982
Investment management fees	8,989
Administrative fees	8,680
Printing and mailing expenses	613
Trustees’ fees	222
Miscellaneous	146

Gross expenses	141,299
Less: Waiver from investment manager	(17,669)
Reimbursement from investment manager	(89,234)

Net expenses	34,396

NET INVESTMENT INCOME (LOSS)	(12,159)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(920) of realized gain (loss) from affiliates)	(271)
Net change in unrealized appreciation (depreciation) on investments ($216,351 of change in unrealized appreciation (depreciation) from affiliates)	393,846

NET REALIZED AND UNREALIZED GAIN (LOSS)	393,575

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$381,416

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,159)	$103,098
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(271)	211,698
Net change in unrealized appreciation (depreciation) on investments	393,846	(697,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	381,416	(382,579)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(142,305)
Distributions from net realized capital gains
Class B	—	(281,747)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(424,052)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 141,434 and 483,471 shares, respectively ]	1,289,442	4,805,774
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,401 shares, respectively ]	—	424,052
Capital shares repurchased [ (132,904) and (669,689) shares, respectively ]	(1,227,413)	(6,859,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	62,029	(1,629,177)

TOTAL INCREASE (DECREASE) IN NET ASSETS	443,445	(2,435,808)
NET ASSETS:
Beginning of period	11,888,706	14,324,514

End of period (a)	$12,332,151	$11,888,706

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(10,103)	$2,056

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$9.22		$10.01	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.08	0.14	0.08
Net realized and unrealized gain (loss) on investments	0.29		(0.53)	0.03	0.06

Total from investment operations	0.28		(0.45)	0.17	0.14

Less distributions:
Dividends from net investment income	—		(0.11)	(0.15)	(0.10)
Distributions from net realized gains	—		(0.23)	(0.03)	(0.02)

Total dividends and distributions	—		(0.34)	(0.18)	(0.12)

Net asset value, end of period	$9.50		$9.22	$10.01	$10.02

Total return (b)	3.04%		(4.55)%	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,332		$11,889	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.36%		2.30%	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.20)%		0.77%	1.36%	4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.99)%		(0.90)%	(1.02)%	1.99	%(l)
Portfolio turnover rate (z)^	11%		39%	55%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.84%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	62.0%
Alternatives	27.8
Fixed Income	10.2

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/International Equity Index Portfolio	7.4%
EQ/Capital Guardian Research Portfolio	6.5
Multimanager Mid Cap Value Portfolio	4.9
EQ/MFS International Growth Portfolio	4.8
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.7
AXA Real Estate Portfolio	3.7
EQ/GAMCO Small Company Value Portfolio	3.5
EQ/Emerging Markets Equity PLUS Portfolio	3.4
EQ/BlackRock Basic Value Equity Portfolio	3.3
EQ/Wells Fargo Omega Growth Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,032.89	$2.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	2.92

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio 0.58%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	6,803	$70,753
AXA Natural Resources Portfolio‡	20,205	151,558
AXA Real Estate Portfolio‡	21,159	237,194
AXA SmartBeta Equity Portfolio‡	9,904	110,642
AXA/AB Small Cap Growth Portfolio‡	11,666	200,113
AXA/Lord Abbett Micro Cap Portfolio*‡	9,900	84,393
BlackRock Global Long/Short Credit Fund, Institutional Class	3,484	34,180
Eaton Vance Floating-Rate Fund, Institutional Class	1,982	17,145
EQ/BlackRock Basic Value Equity Portfolio‡	10,070	210,709
EQ/Capital Guardian Research Portfolio‡	19,285	416,234
EQ/Convertible Securities Portfolio‡	18,568	181,995
EQ/Emerging Markets Equity PLUS Portfolio‡	27,804	218,058
EQ/Energy ETF Portfolio‡	22,528	153,174
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	4,238	55,576
EQ/GAMCO Small Company Value Portfolio‡	4,276	223,103
EQ/Global Bond PLUS Portfolio‡	6,669	63,411
EQ/High Yield Bond Portfolio‡	4,836	45,902
EQ/Intermediate Government Bond Portfolio‡	6,266	66,157
EQ/International Equity Index Portfolio‡	59,446	480,110
EQ/Invesco Comstock Portfolio‡	14,749	203,001
EQ/Low Volatility Global ETF Portfolio‡	10,420	112,983
EQ/MFS International Growth Portfolio‡	46,518	309,049
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	19,602	304,924
EQ/PIMCO Global Real Return Portfolio‡	4,921	49,335
EQ/PIMCO Ultra Short Bond Portfolio‡	6,044	59,456
EQ/T. Rowe Price Growth Stock Portfolio*‡	5,343	195,948
EQ/Wells Fargo Omega Growth Portfolio*‡	19,338	204,053
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	3,384	19,999
Franklin K2 Alternative Strategies Fund, Advisor Class	2,875	30,559
iShares® Floating Rate Bond ETF	1,110	56,188
iShares® Global Infrastructure ETF	4,080	165,118
iShares® International Treasury Bond ETF	90	8,961
iShares® JP Morgan USD Emerging Markets Bond ETF	590	67,938
iShares® Micro-Cap ETF	380	26,874

iShares® MSCI EAFE Small-Cap ETF	830	$40,056
iShares® U.S. Oil & Gas Exploration & Production ETF	2,470	140,098
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	5,576	94,177
Multimanager Core Bond Portfolio‡	5,764	57,927
Multimanager Mid Cap Value Portfolio‡	22,537	313,902
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,022	10,173
PowerShares S&P 500 BuyWrite Portfolio	4,590	95,105
SPDR® Barclays Short Term High Yield Bond ETF	940	25,371
Templeton Emerging Markets Small Cap Fund, Advisor Class	8,452	99,644
Templeton Global Smaller Companies Fund, Advisor Class	19,149	155,869
Vanguard Short-Term Inflation-Protected Securities ETF*	320	15,834
Vanguard Total International Bond ETF	860	47,902

Total Investment Companies (92.5%) (Cost $6,401,030)		5,930,851

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	3,240	43,481
PowerShares DB Commodity Index Tracking Fund*	6,650	102,077
PowerShares DB G10 Currency Harvest Fund*	5,175	125,235
PowerShares DB Gold Fund*	3,410	147,210
PowerShares DB Silver Fund*	1,020	30,335

Total Other Exchange Traded Funds (ETFs) (7.0%) (Cost $519,365)		448,338

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	64,397	64,397

Total Short-Term Investment (1.0%) (Cost $64,397)		64,397

Total Investments (100.5%) (Cost $6,984,792)		6,443,586
Other Assets Less Liabilities (-0.5%)		(34,931)

Net Assets (100%)		$6,408,655

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$145,089	$39,407	$66,872	$151,558	$—	$(847)
AXA Real Estate Portfolio (a)	267,735	70,933	125,014	237,194	—	2,570
AXA SmartBeta Equity Portfolio	123,771	31,526	50,849	110,642	—	511
AXA/AB Small Cap Growth Portfolio	235,167	63,052	99,033	200,113	—	186
AXA/Lord Abbett Micro Cap Portfolio	104,979	23,644	39,984	84,393	—	(789)
EQ/BlackRock Basic Value Equity Portfolio	234,683	63,052	100,058	210,709	—	2,162
EQ/Capital Guardian Research Portfolio	468,726	137,163	199,154	416,234	—	8,102
EQ/Convertible Securities Portfolio	214,551	55,170	88,775	181,995	—	(921)
EQ/Emerging Markets Equity PLUS Portfolio	210,458	88,052	94,118	218,058	—	7,101
EQ/Energy ETF Portfolio	136,991	59,407	65,736	153,174	—	1,888
EQ/GAMCO Mergers and Acquisitions Portfolio	62,916	19,704	29,413	55,576	—	(201)
EQ/GAMCO Small Company Value Portfolio	246,027	63,052	104,892	223,103	—	(1,173)
EQ/Global Bond PLUS Portfolio	65,313	19,704	26,468	63,411	—	(55)
EQ/High Yield Bond Portfolio	51,406	11,822	20,334	45,902	—	214
EQ/Intermediate Government Bond Portfolio	69,334	31,704	36,689	66,157	—	123
EQ/International Equity Index Portfolio	579,899	154,300	239,893	480,110	—	(1,285)
EQ/Invesco Comstock Portfolio	245,033	63,052	106,744	203,001	—	476
EQ/Low Volatility Global ETF Portfolio	120,795	31,526	51,515	112,983	—	144
EQ/MFS International Growth Portfolio	353,378	90,637	146,010	309,049	—	(414)
EQ/Morgan Stanley Mid Cap Growth Portfolio	349,283	120,637	146,063	304,924	—	534
EQ/PIMCO Global Real Return Portfolio	63,731	15,763	34,549	49,335	—	(119)
EQ/PIMCO Ultra Short Bond Portfolio	72,621	31,704	45,430	59,456	—	(118)
EQ/T. Rowe Price Growth Stock Portfolio	245,166	63,052	96,981	195,948	—	1,238
EQ/Wells Fargo Omega Growth Portfolio	241,044	68,052	101,373	204,053	—	(1,154)
Multimanager Core Bond Portfolio	70,062	20,478	34,845	57,927	774	(33)
Multimanager Mid Cap Value Portfolio	357,979	90,637	156,258	313,902	—	339

	$5,336,137	$1,527,230	$2,307,050	$4,708,907	$774	$18,479

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$689,445	$—	$—	$689,445
Investment Companies	532,499	4,708,907	—	5,241,406
Other Exchange Traded Funds (ETFs)	448,338	—	—	448,338
Short-Term Investments
Investment Companies	64,397	—	—	64,397

Total Assets	$1,734,679	$4,708,907	$—	$6,443,586

Total Liabilities	$—	$—	$—	$—

Total	$1,734,679	$4,708,907	$—	$6,443,586

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,917,590
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,058,785

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,605
Aggregate gross unrealized depreciation	(704,770)

Net unrealized depreciation	$(546,165)

Federal income tax cost of investments	$6,989,751

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,081,448)	$4,708,907
Unaffiliated Issuers (Cost $1,903,344)	1,734,679
Cash	13,693
Receivable from investment manager	15,684
Dividends, interest and other receivables	230
Other assets	85

Total assets	6,473,278

LIABILITIES
Distribution fees payable – Class B	1,553
Payable for securities purchased	214
Trustees’ fees payable	165
Payable to Separate Accounts for Trust shares redeemed	157
Accrued expenses	62,534

Total liabilities	64,623

NET ASSETS	$6,408,655

Net assets were comprised of:
Paid in capital	$6,887,413
Accumulated undistributed net investment income (loss)	(9,117)
Accumulated undistributed net realized gain (loss) on investments	71,565
Net unrealized appreciation (depreciation) on investments	(541,206)

Net assets	$6,408,655

Class B
Net asset value, offering and redemption price per share, $6,408,655 / 680,337 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($774 of dividend income received from affiliates)	$10,424
Interest	41

Total income	10,465

EXPENSES
Custodian fees	83,897
Professional fees	21,240
Distribution fees – Class B	9,590
Investment management fees	5,754
Administrative fees	5,557
Printing and mailing expenses	398
Trustees’ fees	140
Miscellaneous	102

Gross expenses	126,678
Less: Waiver from investment manager	(11,311)
Reimbursement from investment manager	(93,051)

Net expenses	22,316

NET INVESTMENT INCOME (LOSS)	(11,851)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($18,479 of realized gain (loss) from affiliates)	9,398
Net change in unrealized appreciation (depreciation) on investments ($152,590 of change in unrealized appreciation (depreciation) from affiliates)	305,477

NET REALIZED AND UNREALIZED GAIN (LOSS)	314,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$303,024

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(11,851)	$54,206
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	9,398	96,874
Net change in unrealized appreciation (depreciation) on investments	305,477	(643,778)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	303,024	(492,698)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(72,617)
Distributions from net realized capital gains
Class B	—	(140,781)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(213,398)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 206,700 and 348,180 shares, respectively ]	1,856,448	3,514,078
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,126 shares, respectively ]	—	213,398
Capital shares repurchased [ (318,506) and (302,740) shares, respectively ]	(2,971,290)	(2,988,282)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,114,842)	739,194

TOTAL INCREASE (DECREASE) IN NET ASSETS	(811,818)	33,098
NET ASSETS:
Beginning of period	7,220,473	7,187,375

End of period (a)	$6,408,655	$7,220,473

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(9,117)	$2,734

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$9.12		$9.93	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.07	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.31		(0.62)	(0.01)	0.10

Total from investment operations	0.30		(0.55)	0.11	0.19

Less distributions:
Dividends from net investment income	—		(0.09)	(0.15)	(0.14)
Distributions from net realized gains	—		(0.17)	(0.01)	(0.07)

Total dividends and distributions	—		(0.26)	(0.16)	(0.21)

Net asset value, end of period	$9.42		$9.12	$9.93	$9.98

Total return (b)	3.29%		(5.58)%	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,409		$7,220	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.30%		3.54%	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.31)%		0.70%	1.18%	5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(3.03)%		(2.21)%	(3.10)%	1.92	%(l)
Portfolio turnover rate (z)^	25%		40%	21%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	55.7%
Equity	34.3
Alternatives	10.0

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
iShares® JP Morgan USD Emerging Markets Bond ETF	13.6%
iShares International High Yield Bond ETF	10.4
EQ/Global Bond PLUS Portfolio	9.0
EQ/International Equity Index Portfolio	7.4
iShares® International Select Dividend ETF	6.9
SPDR® Citi International Government Inflation-Protected Bond ETF	6.5
AXA Real Estate Portfolio	6.4
EQ/PIMCO Global Real Return Portfolio	5.9
EQ/MFS International Growth Portfolio	4.2
EQ/Emerging Markets Equity PLUS Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,055.37	$2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.99	2.90

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.58%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Real Estate Portfolio‡	66,028	$740,184
AXA SmartBeta Equity Portfolio‡	25,024	279,555
EQ/Emerging Markets Equity PLUS Portfolio‡	44,982	352,776
EQ/Global Bond PLUS Portfolio‡	108,789	1,034,364
EQ/International Equity Index Portfolio‡	105,903	855,314
EQ/Low Volatility Global ETF Portfolio‡	26,718	289,690
EQ/MFS International Growth Portfolio‡	72,782	483,539
EQ/PIMCO Global Real Return Portfolio‡	67,516	676,864
iShares International High Yield Bond ETF	25,630	1,189,232
iShares® Emerging Markets Infrastructure ETF	1,460	43,537
iShares® Global Infrastructure ETF	4,340	175,640
iShares® International Select Dividend ETF	27,600	790,188
iShares® International Treasury Bond ETF	530	52,772
iShares® JP Morgan USD Emerging Markets Bond ETF	13,620	1,568,344
iShares® MSCI EAFE Small-Cap ETF	5,050	243,713
iShares® MSCI Frontier 100 ETF	910	22,286
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	12,631	213,333
PIMCO Foreign Bond Fund Unhedged, Institutional Class	21,512	214,042
PowerShares Global Short Term High Yield Bond Portfolio	10,170	243,572
SPDR® Citi International Government Inflation-Protected Bond ETF	13,530	742,932
SPDR® S&P Emerging Markets SmallCap ETF	1,840	72,422
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,847	$175,041
Templeton Global Smaller Companies Fund, Advisor Class	21,584	175,692
Vanguard Short-Term Inflation-Protected Securities ETF*	2,340	115,783
Vanguard Total International Bond ETF	5,150	286,855

Total Investment Companies (96.9%) (Cost $11,902,691)		11,037,670

OTHER EXCHANGE TRADED FUNDS (ETFS):
PowerShares DB G10 Currency Harvest Fund	8,050	194,810

Total Other Exchange Traded Funds (ETFs) (1.7%) (Cost $207,562)		194,810

SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	267,119	267,119

Total Short-Term Investment (2.3%) (Cost $267,119)		267,119

Total Investments (100.9%) (Cost $12,377,372)		11,499,599
Other Assets Less Liabilities (-0.9%)		(104,830)

Net Assets (100%)		$11,394,769

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Real Estate Portfolio (a)	$846,589	$28,819	$205,219	$740,184	$—	$10,867
AXA SmartBeta Equity Portfolio	335,341	10,736	76,214	279,555	—	5,680
EQ/Emerging Markets Equity PLUS Portfolio	415,055	14,126	102,746	352,776	—	140
EQ/Global Bond PLUS Portfolio	1,289,654	45,896	388,496	1,034,364	—	(3,656)
EQ/International Equity Index Portfolio	1,028,384	110,598	257,672	855,314	—	(3,799)
EQ/Low Volatility Global ETF Portfolio	334,567	10,736	81,808	289,690	—	3,985
EQ/MFS International Growth Portfolio	593,127	20,342	150,480	483,539	—	(7,424)
EQ/PIMCO Global Real Return Portfolio	792,355	28,253	201,754	676,864	—	(182)

	$5,635,072	$269,506	$1,464,389	$4,712,286	$—	$5,611

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,547,276	$—	$—	$5,547,276
Investment Companies	778,108	4,712,286	—	5,490,394
Other Exchange Traded Funds (ETFs)	194,810	—	—	194,810
Short-Term Investments
Investment Companies	267,119	—	—	267,119

Total Assets	$6,787,313	$4,712,286	$—	$11,499,599

Total Liabilities	$—	$—	$—	$—

Total	$6,787,313	$4,712,286	$—	$11,499,599

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$462,031
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,383,990

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,425
Aggregate gross unrealized depreciation	(1,087,986)

Net unrealized depreciation	$(883,561)

Federal income tax cost of investments	$12,383,160

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,924,543)	$4,712,286
Unaffiliated Issuers (Cost $7,452,829)	6,787,313
Cash	15,605
Receivable from investment manager	7,334
Dividends, interest and other receivables	583
Other assets	197

Total assets	11,523,318

LIABILITIES
Payable for securities purchased	33,951
Distribution fees payable – Class B	2,763
Trustees’ fees payable	335
Payable to Separate Accounts for Trust shares redeemed	82
Accrued expenses	91,418

Total liabilities	128,549

NET ASSETS	$11,394,769

Net assets were comprised of:
Paid in capital	$12,291,062
Accumulated undistributed net investment income (loss)	75,071
Accumulated undistributed net realized gain (loss) on investments	(93,591)
Net unrealized appreciation (depreciation) on investments	(877,773)

Net assets	$11,394,769

Class B
Net asset value, offering and redemption price per share, $11,394,769 / 1,219,373 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.34

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$105,153
Interest	66

Total income	105,219

EXPENSES
Custodian fees	37,594
Professional fees	26,335
Distribution fees – Class B	16,979
Investment management fees	10,187
Administrative fees	9,837
Printing and mailing expenses	701
Trustees’ fees	251
Miscellaneous	124

Gross expenses	102,008
Less: Waiver from investment manager	(20,024)
Reimbursement from investment manager	(42,749)

Net expenses	39,235

NET INVESTMENT INCOME (LOSS)	65,984

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,611 of realized gain (loss) from affiliates)	(37,531)
Net change in unrealized appreciation (depreciation) on investments ($272,097 of change in unrealized appreciation (depreciation) from affiliates)	728,043

NET REALIZED AND UNREALIZED GAIN (LOSS)	690,512

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$756,496

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015 (ag)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$65,984	$138,265
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(37,531)	(8,433)
Net change in unrealized appreciation (depreciation) on investments	728,043	(328,510)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	756,496	(198,678)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(150,705)
Distributions from net realized capital gains
Class B	—	(16,277)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(166,982)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 52,588 and 72,783 shares, respectively ]	474,678	672,733
Capital shares issued in connection with merger (Note 9) [ 0 and 962,890 shares, respectively ]	—	8,571,057
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,767 shares, respectively ]	—	166,982
Capital shares repurchased [ (359,938) and (32,138) shares, respectively ]	(3,352,517)	(299,237)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,877,839)	9,111,535

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,121,343)	8,745,875
NET ASSETS:
Beginning of period	13,516,112	4,770,237

End of period (a)	$11,394,769	$13,516,112

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$75,071	$9,087

(ag)  On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$8.85		$9.46	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.18	0.26	0.09
Net realized and unrealized gain (loss) on investments	0.45		(0.66)	(0.29)	(0.17)

Total from investment operations	0.49		(0.48)	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	—		(0.10)	(0.28)	(0.11)
Distributions from net realized gains	—		(0.03)	—	(0.01)
Return of capital	—		—	—	(0.03)

Total dividends and distributions	—		(0.13)	(0.28)	(0.15)

Net asset value, end of period	$9.34		$8.85	$9.46	$9.77

Total return (b)	5.54%		(5.07)%	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,395		$13,516	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.60%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.50%		2.89%	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.97%		1.91%	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	0.05%		(0.37)%	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	3%		13%	12%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.79%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

See Notes to Financial Statements.

CHARTERSM INCOME STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	47.2%
Alternatives	27.8
Equity	25.0

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Boston Advisors Equity Income Portfolio	11.9%
Multimanager Core Bond Portfolio	8.6
iShares® Global Infrastructure ETF	8.1
iShares® U.S. Preferred Stock ETF	7.7
AXA Real Estate Portfolio	6.2
PowerShares S&P 500 BuyWrite Portfolio	6.1
iShares® International Select Dividend ETF	5.4
EQ/Core Bond Index Portfolio	5.0
EQ/High Yield Bond Portfolio	4.8
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,056.89	$2.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	2.86

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.57%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	9,164	$68,739
AXA Real Estate Portfolio‡	23,470	263,106
BlackRock Global Long/Short Credit Fund, Institutional Class	10,366	101,692
Eaton Vance Floating-Rate Fund, Institutional Class	17,130	148,176
EQ/Boston Advisors Equity Income Portfolio‡	88,053	508,735
EQ/Core Bond Index Portfolio‡	20,785	212,937
EQ/Energy ETF Portfolio‡	8,801	59,840
EQ/Global Bond PLUS Portfolio‡	11,020	104,779
EQ/High Yield Bond Portfolio‡	21,481	203,878
EQ/PIMCO Global Real Return Portfolio‡	9,035	90,577
EQ/Quality Bond PLUS Portfolio‡	7,715	67,731
iShares International High Yield Bond ETF	950	44,080
iShares® Aaa – A Rated Corporate Bond ETF	2,170	116,540
iShares® Emerging Markets Infrastructure ETF	2,900	86,477
iShares® Floating Rate Bond ETF	1,200	60,744
iShares® Global Infrastructure ETF	8,540	345,614
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,400	171,822
iShares® International Select Dividend ETF	7,970	228,181
iShares® JP Morgan USD Emerging Markets Bond ETF	910	104,786
iShares® U.S. Preferred Stock ETF	8,250	329,093
Multimanager Core Bond Portfolio‡	36,415	365,937
PIMCO Foreign Bond Fund Unhedged, Institutional Class	9,557	95,092
PowerShares Global Short Term High Yield Bond Portfolio	420	10,059
PowerShares S&P 500 BuyWrite Portfolio	12,600	$261,072
SPDR® Barclays Short Term High Yield Bond ETF	1,580	42,644
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2,020	120,796
Vanguard Short-Term Inflation-Protected Securities ETF*	310	15,339
Vanguard Total International Bond ETF	170	9,469

Total Investment Companies (100.2%) (Cost $4,489,644)		4,237,935

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	30,894	30,894

Total Short-Term Investment (0.7%) (Cost $30,894)		30,894

Total Investments (100.9%) (Cost $4,520,538)		4,268,829
Other Assets Less Liabilities (-0.9%)		(36,003)

Net Assets (100%)		$4,232,826

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$83,231	$6,043	$34,408	$68,739	$—	$(279)
AXA Real Estate Portfolio (a)	306,197	24,169	90,794	263,106	—	3,926
EQ/Boston Advisors Equity Income Portfolio	630,977	79,689	207,810	508,735	—	(6,915)
EQ/Core Bond Index Portfolio	262,847	30,873	89,444	212,937	—	679
EQ/Energy ETF Portfolio	58,701	16,042	21,631	59,840	—	799
EQ/Global Bond PLUS Portfolio	125,600	9,887	39,242	104,779	—	(448)
EQ/High Yield Bond Portfolio	246,691	18,126	76,945	203,878	—	(2,654)
EQ/PIMCO Global Real Return Portfolio	107,865	8,789	33,743	90,577	—	(81)
EQ/Quality Bond PLUS Portfolio	93,422	7,141	35,389	67,731	—	474
Multimanager Core Bond Portfolio	460,269	50,793	158,780	365,937	4,540	(199)

	$2,375,800	$251,552	$788,186	$1,946,259	$4,540	$(4,698)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

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CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,946,716	$—	$—	$1,946,716
Investment Companies	344,960	1,946,259	—	2,291,219
Short-Term Investments
Investment Companies	30,894	—	—	30,894

Total Assets	$2,322,570	$1,946,259	$—	$4,268,829

Total Liabilities	$—	$—	$—	$—

Total	$2,322,570	$1,946,259	$—	$4,268,829

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,60,247
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,465,632

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,951
Aggregate gross unrealized depreciation	(340,398)

Net unrealized depreciation	$(251,447)

Federal income tax cost of investments	$4,520,276

See Notes to Financial Statements.

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CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,115,912)	$1,946,259
Unaffiliated Issuers (Cost $2,404,626)	2,322,570
Cash	12,155
Receivable from investment manager	8,343
Dividends, interest and other receivables	1,583
Other assets	54

Total assets	4,290,964

LIABILITIES
Payable for securities purchased	1,571
Distribution fees payable – Class B	986
Trustees’ fees payable	148
Payable to Separate Accounts for Trust shares redeemed	98
Accrued expenses	55,335

Total liabilities	58,138

NET ASSETS	$4,232,826

Net assets were comprised of:
Paid in capital	$4,412,546
Accumulated undistributed net investment income (loss)	40,547
Accumulated undistributed net realized gain (loss) on investments	31,442
Net unrealized appreciation (depreciation) on investments	(251,709)

Net assets	$4,232,826

Class B
Net asset value, offering and redemption price per share, $4,232,826 / 438,061 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends ($4,540 of dividend income received from affiliates)	$48,620
Interest	33

Total income	48,653

EXPENSES
Custodian fees	38,257
Professional fees	21,201
Distribution fees – Class B	6,059
Investment management fees	3,636
Administrative fees	3,510
Printing and mailing expenses	250
Trustees’ fees	91
Miscellaneous	90

Gross expenses	73,094
Less: Waiver from investment manager	(7,146)
Reimbursement from investment manager	(52,168)

Net expenses	13,780

NET INVESTMENT INCOME (LOSS)	34,873

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(4,698) of realized gain (loss) from affiliates)	(8,951)
Net change in unrealized appreciation (depreciation) on investments ($107,093 of change in unrealized appreciation (depreciation) from affiliates)	240,823

NET REALIZED AND UNREALIZED GAIN (LOSS)	231,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$266,745

See Notes to Financial Statements.

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CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$34,873	$117,185
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(8,951)	64,083
Net change in unrealized appreciation (depreciation) on investments	240,823	(306,865)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	266,745	(125,597)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(128,728)
Distributions from net realized capital gains
Class B	—	(76,347)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(205,075)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 48,551 and 114,223 shares, respectively ]	449,185	1,112,369
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,204 shares, respectively ]	—	205,075
Capital shares repurchased [ (166,870) and (255,788) shares, respectively ]	(1,569,793)	(2,566,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,120,608)	(1,249,548)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(853,863)	(1,580,220)
NET ASSETS:
Beginning of period	5,086,689	6,666,909

End of period (a)	$4,232,826	$5,086,689

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$40,547	$5,674

See Notes to Financial Statements.

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CHARTERSM INCOME STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$9.14		$9.87	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.21	0.30	0.16
Net realized and unrealized gain (loss) on investments	0.45		(0.55)	0.15	(0.18)

Total from investment operations	0.52		(0.34)	0.45	(0.02)

Less distributions:
Dividends from net investment income	—		(0.24)	(0.30)	(0.19)
Distributions from net realized gains	—		(0.15)	(0.04)	(0.03)

Total dividends and distributions	—		(0.39)	(0.34)	(0.22)

Net asset value, end of period	$9.66		$9.14	$9.87	$9.76

Total return (b)	5.69%		(3.46)%	4.58%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,233		$5,087	$6,667	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.57	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.01%		3.46%	3.94%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.44%		2.16%	2.94%	9.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.01)%		(0.67)%	(0.36)%	6.33	%(l)
Portfolio turnover rate (z)^	7%		25%	17%	11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.77%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	44.3%
Alternatives	31.0
Equity	24.7

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
iShares® Floating Rate Bond ETF	15.3%
EQ/Low Volatility Global ETF Portfolio	8.9
EQ/PIMCO Global Real Return Portfolio	8.5
EQ/Boston Advisors Equity Income Portfolio	8.2
EQ/Convertible Securities Portfolio	8.0
iShares® International Select Dividend ETF	7.6
AXA Real Estate Portfolio	6.0
iShares® Global Infrastructure ETF	5.0
PIMCO Unconstrained Bond Fund, Institutional Class	3.7
EQ/PIMCO Ultra Short Bond Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,048.35	$2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	2.82

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.56%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	17,025	$127,703
AXA Real Estate Portfolio‡	21,970	246,288
BlackRock Global Long/Short Credit Fund, Institutional Class	10,753	105,482
Eaton Vance Floating-Rate Fund, Institutional Class	4,579	39,612
EQ/Boston Advisors Equity Income Portfolio‡	58,752	339,446
EQ/Convertible Securities Portfolio‡	33,964	332,896
EQ/Energy ETF Portfolio‡	18,312	124,507
EQ/Global Bond PLUS Portfolio‡	10,546	100,267
EQ/High Yield Bond Portfolio‡	4,480	42,515
EQ/Low Volatility Global ETF Portfolio‡	34,067	369,374
EQ/PIMCO Global Real Return Portfolio‡	35,189	352,779
EQ/PIMCO Ultra Short Bond Portfolio‡	13,230	130,155
iShares International High Yield Bond ETF	710	32,944
iShares® Emerging Markets Infrastructure ETF	1,520	45,326
iShares® Floating Rate Bond ETF	12,510	633,256
iShares® Global Infrastructure ETF	5,070	205,183
iShares® International Select Dividend ETF	10,930	312,926
iShares® JP Morgan USD Emerging Markets Bond ETF	980	112,847
PIMCO Unconstrained Bond Fund, Institutional Class	15,000	154,653

PowerShares Global Short Term High Yield Bond Portfolio	210	$5,030
PowerShares S&P 500 BuyWrite Portfolio	4,290	88,889
SPDR® Barclays Short Term High Yield Bond ETF	2,770	74,762
Vanguard Short-Term Inflation-Protected Securities ETF*	1,270	62,840
Vanguard Total International Bond ETF	1,700	94,690

Total Investment Companies (100.6%) (Cost $4,450,620)		4,134,370

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	5,516	5,516

Total Short-Term Investment (0.1%) (Cost $5,516)		5,516

Total Investments (100.7%) (Cost $4,456,136)		4,139,886
Other Assets Less Liabilities (-0.7%)		(27,858)

Net Assets (100%)		$4,112,028

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$155,965	$25,286	$87,648	$127,703	$—	$(8,116)
AXA Real Estate Portfolio (a)	342,693	12,571	130,234	246,288	—	3,229
EQ/Boston Advisors Equity Income Portfolio	524,349	19,344	227,017	339,446	—	(30,150)
EQ/Convertible Securities Portfolio	494,347	34,195	197,603	332,896	—	(7,811)
EQ/Energy ETF Portfolio	148,571	33,286	80,609	124,507	—	(8,075)
EQ/Global Bond PLUS Portfolio	144,156	5,624	59,643	100,267	—	(1,815)
EQ/High Yield Bond Portfolio	61,482	2,316	25,910	42,515	—	(1,849)
EQ/Low Volatility Global ETF Portfolio	533,108	19,211	213,365	369,374	—	4,434
EQ/PIMCO Global Real Return Portfolio	506,436	34,857	221,373	352,779	—	(2,378)
EQ/PIMCO Ultra Short Bond Portfolio	210,772	7,609	90,458	130,155	—	(1,220)

	$3,121,879	$194,299	$1,333,860	$2,165,930	$—	$(53,751)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,668,693	$—	$—	$1,668,693
Investment Companies	299,747	2,165,930	—	2,465,677
Short-Term Investments
Investment Companies	5,516	—	—	5,516

Total Assets	$1,973,956	$2,165,930	$—	$4,139,886

Total Liabilities	$—	$—	$—	$—

Total	$1,973,956	$2,165,930	$—	$4,139,886

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$271,516
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,269,123

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,242
Aggregate gross unrealized depreciation	(391,063)

Net unrealized depreciation	$(319,821)

Federal income tax cost of investments	$4,459,707

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,323,181)	$2,165,930
Unaffiliated Issuers (Cost $2,132,955)	1,973,956
Cash	21,486
Receivable from investment manager	8,311
Dividends, interest and other receivables	552
Other assets	55

Total assets	4,170,290

LIABILITIES
Distribution fees payable – Class B	999
Payable for securities purchased	545
Trustees’ fees payable	175
Payable to Separate Accounts for Trust shares redeemed	118
Accrued expenses	56,425

Total liabilities	58,262

NET ASSETS	$4,112,028

Net assets were comprised of:
Paid in capital	$4,490,448
Accumulated undistributed net investment income (loss)	27,910
Accumulated undistributed net realized gain (loss) on investments	(90,080)
Net unrealized appreciation (depreciation) on investments	(316,250)

Net assets	$4,112,028

Class B
Net asset value, offering and redemption price per share, $4,112,028 / 430,933 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.54

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$29,976
Interest	45

Total income	30,021

EXPENSES
Custodian fees	36,799
Professional fees	21,204
Distribution fees – Class B	6,299
Investment management fees	3,780
Administrative fees	3,649
Printing and mailing expenses	262
Trustees’ fees	98
Miscellaneous	100

Gross expenses	72,191
Less: Waiver from investment manager	(7,429)
Reimbursement from investment manager	(50,629)

Net expenses	14,133

NET INVESTMENT INCOME (LOSS)	15,888

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(53,751) of realized gain (loss) from affiliates)	(123,065)
Net change in unrealized appreciation (depreciation) on investments ($183,612 of change in unrealized appreciation (depreciation) from affiliates)	311,136

NET REALIZED AND UNREALIZED GAIN (LOSS)	188,071

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$203,959

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,888	$105,084
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(123,065)	48,248
Net change in unrealized appreciation (depreciation) on investments	311,136	(416,462)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	203,959	(263,130)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(115,616)
Distributions from net realized capital gains
Class B	—	(66,016)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(181,632)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 22,075 and 149,886 shares, respectively ]	201,884	1,455,709
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,785 shares, respectively ]	—	181,632
Capital shares repurchased [ (245,389) and (388,917) shares, respectively ]	(2,244,520)	(3,831,662)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,042,636)	(2,194,321)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,838,677)	(2,639,083)
NET ASSETS:
Beginning of period	5,950,705	8,589,788

End of period (a)	$4,112,028	$5,950,705

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$27,910	$12,022

See Notes to Financial Statements.

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CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$9.10		$9.83	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.14	0.24	0.09
Net realized and unrealized gain (loss) on investments	0.41		(0.60)	0.01 †	(0.10)

Total from investment operations	0.44		(0.46)	0.25	(0.01)

Less distributions:
Dividends from net investment income	—		(0.17)	(0.25)	(0.12)
Distributions from net realized gains	—		(0.10)	(0.01)	(0.03)

Total dividends and distributions	—		(0.27)	(0.26)	(0.15)

Net asset value, end of period	$9.54		$9.10	$9.83	$9.84

Total return (b)	4.84%		(4.55)%	2.51%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,112		$5,951	$8,590	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.86%		2.60%	3.19%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.63%		1.46%	2.37%	5.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.67)%		(0.51)%	(0.17)%	2.33	%(l)
Portfolio turnover rate (z)^	5%		27%	26%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.76%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Core Bond Index Portfolio	50.7%
EQ/Quality Bond PLUS Portfolio	22.9
EQ/High Yield Bond Portfolio	10.2
EQ/PIMCO Global Real Return Portfolio	5.1
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	4.4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.2
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	2.4
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,037.23	$2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.72
Class B
Actual	1,000.00	1,037.33	2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.72
Class K
Actual	1,000.00	1,039.79	1.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.41	1.47

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio‡	945,398	$9,572,032
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	936,281	9,091,290
EQ/Core Bond Index Portfolio‡	10,689,568	109,513,667
EQ/High Yield Bond Portfolio‡	2,312,684	21,949,538
EQ/PIMCO Global Real Return Portfolio‡	1,094,813	10,975,805
EQ/Quality Bond PLUS Portfolio‡	5,640,533	49,518,254
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	363,554	5,206,093

Total Investment Companies (100.0%) (Cost $213,566,154)		215,826,679

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	183,163	$183,163

Total Short-Term Investment (0.1%) (Cost $183,163)		183,163

Total Investments (100.1%) (Cost $213,749,317)		216,009,842
Other Assets Less Liabilities (-0.1%)		(270,199)

Net Assets (100%)		$215,739,643

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	$9,085,321	$—	$—	$9,572,032	$—	$—
EQ/Core Bond Index Portfolio	114,016,447	1,391,035	10,053,459	109,513,667	—	42,830
EQ/High Yield Bond Portfolio	21,362,395	107,003	711,255	21,949,538	—	(2)
EQ/PIMCO Global Real Return Portfolio	9,928,543	957,003	711,258	10,975,805	—	(5)
EQ/Quality Bond PLUS Portfolio	50,108,667	428,011	2,830,457	49,518,254	—	14,555

	$204,501,373	$2,883,052	$14,306,429	$201,529,296	$—	$57,378

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$14,297,383	$201,529,296	$—	$215,826,679
Short-Term Investments
Investment Companies	183,163	—	—	183,163

Total Assets	$14,480,546	$201,529,296	$—	$216,009,842

Total Liabilities	$—	$—	$—	$—

Total	$14,480,546	$201,529,296	$—	$216,009,842

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,157,359
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$15,075,061

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,216,675
Aggregate gross unrealized depreciation	(2,973,455)

Net unrealized appreciation	$2,243,220

Federal income tax cost of investments	$213,766,622

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $198,210,855)	$201,529,296
Unaffiliated Issuers (Cost $15,538,462)	14,480,546
Cash	36,000
Dividends, interest and other receivables	23,391
Receivable from Separate Accounts for Trust shares sold	17,819
Other assets	2,490

Total assets	216,089,542

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	170,826
Distribution fees payable – Class A	30,310
Administrative fees payable	25,604
Payable for securities purchased	23,376
Investment management fees payable	13,693
Distribution fees payable – Class B	10,428
Trustees’ fees payable	3,738
Accrued expenses	71,924

Total liabilities	349,899

NET ASSETS	$215,739,643

Net assets were comprised of:
Paid in capital	$724,043,228
Accumulated undistributed net investment income (loss)	(398,417)
Accumulated undistributed net realized gain (loss) on investments	(510,165,693)
Net unrealized appreciation (depreciation) on investments	2,260,525

Net assets	$215,739,643

Class A
Net asset value, offering and redemption price per share, $148,242,200 / 37,968,421 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.90

Class B
Net asset value, offering and redemption price per share, $51,179,670 / 13,150,094 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.89

Class K
Net asset value, offering and redemption price per share, $16,317,773 / 4,162,808 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.92

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$168,719
Interest	980

Total income	169,699

EXPENSES
Distribution fees – Class A	185,971
Investment management fees	161,298
Administrative fees	155,699
Distribution fees – Class B	62,899
Custodian fees	27,909
Professional fees	24,665
Printing and mailing expenses	11,088
Trustees’ fees	4,025
Miscellaneous	1,559

Gross expenses	635,113
Less: Waiver from investment manager	(72,335)

Net expenses	562,778

NET INVESTMENT INCOME (LOSS)	(393,079)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($57,378 of realized gain (loss) from affiliates)	55,319
Net change in unrealized appreciation (depreciation) on investments ($8,451,300 of change in unrealized appreciation (depreciation) from affiliates)	8,640,654

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,695,973

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,302,894

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(393,079)	$3,384,931
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	55,319	633,805
Net change in unrealized appreciation (depreciation) on investments	8,640,654	(5,258,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,302,894	(1,239,542)

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,451,247)
Class B	—	(823,843)
Class K	—	(290,002)

TOTAL DIVIDENDS:	—	(3,565,092)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 866,001 and 1,536,184 shares, respectively ]	3,314,185	5,940,555
Capital shares issued in reinvestment of dividends [ 0 and 652,336 shares, respectively ]	—	2,451,247
Capital shares repurchased [ (3,407,288) and (5,492,936) shares, respectively ]	(13,000,967)	(21,241,404)

Total Class A transactions	(9,686,782)	(12,849,602)

Class B
Capital shares sold [ 671,363 and 1,328,635 shares, respectively ]	2,562,713	5,119,692
Capital shares issued in reinvestment of dividends [ 0 and 219,943 shares, respectively ]	—	823,843
Capital shares repurchased [ (1,214,550) and (1,935,723) shares, respectively ]	(4,613,585)	(7,464,371)

Total Class B transactions	(2,050,872)	(1,520,836)

Class K
Capital shares sold [ 352,901 and 512,814 shares, respectively ]	1,349,805	1,995,288
Capital shares issued in reinvestment of dividends [ 0 and 76,971 shares, respectively ]	—	290,002
Capital shares repurchased [ (329,416) and (997,325) shares, respectively ]	(1,263,067)	(3,873,763)

Total Class K transactions	86,738	(1,588,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,650,916)	(15,958,911)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,348,022)	(20,763,545)
NET ASSETS:
Beginning of period	219,087,665	239,851,210

End of period (a)	$215,739,643	$219,087,665

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(398,417)	$(5,338)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013	2012	2011
Net asset value, beginning of period	$3.76		$3.84		$3.85		$4.04	$3.92	$3.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.06		0.08		0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments, in-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.15		(0.08)		0.01		(0.13)	0.12	0.10

Total from investment operations	0.14		(0.02)		0.09		(0.05)	0.21	0.21

Less distributions:
Dividends from net investment income	—		(0.06)		(0.10)		(0.14)	(0.09)	(0.17)

Net asset value, end of period	$3.90		$3.76		$3.84		$3.85	$4.04	$3.92

Total return (b)	3.72%		(0.48)%		2.39%		(1.14)%	5.49%	5.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,242		$152,206		$168,386		$180,754	$208,917	$217,288
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(k)	0.58	%(k)	0.77	%(j)	1.00%	0.98%	0.69%
Before waivers (a)(f)	0.61%		0.62%		0.79%		1.00%	0.98%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		1.43%		1.93%		2.03%	2.25%	2.67%
Before waivers (a)(f)(x)	(0.45)%		1.39%		1.92%		2.03%	2.25%	2.67%
Portfolio turnover rate (z)^	1%		21%		81	%(h)	189%	204%	186%

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013	2012	2011
Net asset value, beginning of period	$3.75		$3.83		$3.84		$4.02	$3.91	$3.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.06		0.08		0.08	0.09	0.10
Net realized and unrealized gain (loss) on investments, in-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.15		(0.08)		0.01		(0.12)	0.11	0.10

Total from investment operations	0.14		(0.02)		0.09		(0.04)	0.20	0.20

Less distributions:
Dividends from net investment income	—		(0.06)		(0.10)		(0.14)	(0.09)	(0.16)

Net asset value, end of period	$3.89		$3.75		$3.83		$3.84	$4.02	$3.91

Total return (b)	3.73%		(0.49)%		2.39%		(0.92)%	5.23%	5.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,180		$51,286		$53,942		$55,294	$741,031	$706,955
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(k)	0.58	%(k)	0.77	%(j)	1.00%	0.98%	0.94%
Before waivers (a)(f)	0.61%		0.62%		0.79%		1.00%	0.98%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.38)%		1.47%		1.94%		2.04%	2.25%	2.48%
Before waivers (a)(f)(x)	(0.45)%		1.42%		1.93%		2.04%	2.25%	2.48%
Portfolio turnover rate (z)^	1%		21%		81	%(h)	189%	204%	186%

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,						August 26, 2011* to December 31, 2011
Class K			2015		2014		2013	2012
Net asset value, beginning of period	$3.77		$3.85		$3.85		$4.04	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.06		0.09		0.09	0.10	0.04
Net realized and unrealized gain (loss) on investments, in-kind transactions, securities sold short, options written, futures and foreign currency transactions	0.15		(0.07)		0.02		(0.12)	0.13	—

Total from investment operations	0.15		(0.01)		0.11		(0.03)	0.23	0.04

Less distributions:
Dividends from net investment income	—		(0.07)		(0.11)		(0.16)	(0.11)	(0.17)

Net asset value, end of period	$3.92		$3.77		$3.85		$3.85	$4.04	$3.92

Total return (b)	3.98%		(0.23)%		2.92%		(0.88)%	5.75%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,318		$15,595		$17,523		$242,889	$236,550	$770,640
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(k)	0.33	%(k)	0.74	%(j)	0.75%	0.73%	0.69%
Before waivers (a)(f)	0.36%		0.37%		0.76%		0.75%	0.73%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.13)%		1.65%		2.22%		2.28%	2.53%	2.90%
Before waivers (a)(f)(x)	(0.20)%		1.61%		2.20%		2.28%	2.53%	2.90%
Portfolio turnover rate (z)^	1%		21%		81	%(h)	189%	204%	186%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investments strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM REAL ASSETS PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Alternatives	69.3%
Fixed Income	30.7

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/PIMCO Global Real Return Portfolio	24.9%
AXA Real Estate Portfolio	11.9
PowerShares DB G10 Currency Harvest Fund	9.6
iShares® Global Infrastructure ETF	9.3
AXA Natural Resources Portfolio	5.9
EQ/Energy ETF Portfolio	5.8
PowerShares DB Gold Fund	5.7
Vanguard Short-Term Inflation-Protected Securities ETF	4.8
iShares® U.S. Oil & Gas Exploration & Production ETF	4.1
PowerShares DB Commodity Index Tracking Fund	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,120.44	$3.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.48	3.42

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.68%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	33,737	$253,058
AXA Real Estate Portfolio‡	45,742	512,780
Eaton Vance Diversified Currency Income Fund, Institutional Class	8,349	73,555
EQ/Energy ETF Portfolio‡	36,465	247,939
EQ/PIMCO Global Real Return Portfolio‡	106,752	1,070,215
iShares® Emerging Markets Infrastructure ETF	3,240	96,617
iShares® Global Infrastructure ETF	9,940	402,272
iShares® MSCI Global Agriculture Producers ETF	3,270	75,501
iShares® MSCI Global Gold Miners ETF	8,370	98,682
iShares® U.S. Oil & Gas Exploration & Production ETF	3,100	175,832
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	11,889	86,433
Vanguard Short-Term Inflation-Protected Securities ETF*	4,140	204,847

Total Investment Companies (77.3%) (Cost $3,458,711)		3,297,731

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	950	20,967
PowerShares DB Base Metals Fund*	7,290	97,832
PowerShares DB Commodity Index Tracking Fund*	8,910	136,768

PowerShares DB G10 Currency Harvest Fund*	17,170	$415,513
PowerShares DB Gold Fund*	5,680	245,206
PowerShares DB Silver Fund*	1,580	46,989

Total Other Exchange Traded Funds (ETFs) (22.6%) (Cost $1,108,352)		963,275

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	41,324	41,324

Total Short-Term Investment (1.0%) (Cost $41,324)		41,324

Total Investments (100.9%) (Cost $4,608,387)		4,302,330
Other Assets Less Liabilities (-0.9%)		(39,658)

Net Assets (100%)		$4,262,672

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$228,956	$44,113	$73,639	$253,058	$—	$(1,663)
AXA Real Estate Portfolio (a)	506,248	27,913	68,768	512,780	—	2,655
EQ/Energy ETF Portfolio	248,065	29,113	60,761	247,939	—	(2,685)
EQ/PIMCO Global Real Return Portfolio	1,064,717	120,808	197,426	1,070,215	—	(541)

	$2,047,986	$221,947	$400,594	$2,083,992	$—	$(2,234)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,053,751	$—	$—	$1,053,751
Investment Companies	159,988	2,083,992	—	2,243,980
Other Exchange Traded Funds (ETFs)	963,275	—	—	963,275
Short-Term Investments
Investment Companies	41,324	—	—	41,324

Total Assets	$2,218,338	$2,083,992	$—	$4,302,330

Total Liabilities	$—	$—	$—	$—

Total	$2,218,338	$2,083,992	$—	$4,302,330

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$371,760
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$718,869

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$117,356
Aggregate gross unrealized depreciation	(425,307)

Net unrealized depreciation	$(307,951)

Federal income tax cost of investments	$4,610,281

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,152,671)	$2,083,992
Unaffiliated Issuers (Cost $2,455,716)	2,218,338
Cash	10,733
Receivable for securities sold	17,894
Receivable from investment manager	5,488
Receivable from Separate Accounts for Trust shares sold	2,527
Dividends, interest and other receivables	18
Other assets	48

Total assets	4,339,038

LIABILITIES
Payable for securities purchased	16,285
Distribution fees payable – Class B	917
Trustees’ fees payable	110
Payable to Separate Accounts for Trust shares redeemed	22
Accrued expenses	59,032

Total liabilities	76,366

NET ASSETS	$4,262,672

Net assets were comprised of:
Paid in capital	$4,607,697
Accumulated undistributed net investment income (loss)	5,862
Accumulated undistributed net realized gain (loss) on investments	(44,830)
Net unrealized appreciation (depreciation) on investments	(306,057)

Net assets	$4,262,672

Class B
Net asset value, offering and redemption price per share, $4,262,672 / 463,043 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$13,704
Interest	29

Total income	13,733

EXPENSES
Custodian fees	22,575
Professional fees	21,192
Distribution fees – Class B	5,330
Investment management fees	3,198
Administrative fees	3,088
Printing and mailing expenses	218
Trustees’ fees	78
Miscellaneous	81

Gross expenses	55,760
Less: Waiver from investment manager	(6,286)
Reimbursement from investment manager	(34,944)

Net expenses	14,530

NET INVESTMENT INCOME (LOSS)	(797)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(2,234) of realized gain (loss) from affiliates)	4,523
Net change in unrealized appreciation (depreciation) on investments ($214,653 of change in unrealized appreciation (depreciation) from affiliates)	486,273

NET REALIZED AND UNREALIZED GAIN (LOSS)	490,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$489,999

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(797)	$31,782
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	4,523	(34,898)
Net change in unrealized appreciation (depreciation) on investments	486,273	(535,968)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	489,999	(539,084)

DIVIDENDS:
Dividends from net investment income
Class B	—	(39,104)

TOTAL DIVIDENDS:	—	(39,104)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 27,016 and 46,244 shares, respectively ]	235,235	416,988
Capital shares issued in reinvestment of dividends [ 0 and 4,723 shares, respectively ]	—	39,104
Capital shares repurchased [ (63,691) and (59,529) shares, respectively ]	(570,048)	(527,941)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(334,813)	(71,849)

TOTAL INCREASE (DECREASE) IN NET ASSETS	155,186	(650,037)
NET ASSETS:
Beginning of period	4,107,486	4,757,523

End of period (a)	$4,262,672	$4,107,486

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,862	$6,659

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$8.22		$9.36	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.06	0.23	0.06
Net realized and unrealized gain (loss) on investments	0.99		(1.12)	(0.22)	(0.35)

Total from investment operations	0.99		(1.06)	0.01	(0.29)

Less distributions:
Dividends from net investment income	—		(0.08)	(0.25)	(0.07)
Return of capital	—		—	—	(0.04)

Total dividends and distributions	—		(0.08)	(0.25)	(0.11)

Net asset value, end of period	$9.21		$8.22	$9.36	$9.60

Total return (b)	12.04%		(11.34)%	0.09%	(2.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,263		$4,107	$4,758	$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68	%(j)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.61%		3.22%	3.87%	3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.04)%		0.70%	2.31%	3.44	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.97)%		(1.88)%	(0.90)%	0.17	%(l)
Portfolio turnover rate (z)^	9%		21%	14%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.91% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	99.7%
Fixed Income	0.3

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
AXA/Morgan Stanley Small Cap Growth Portfolio	72.9%
AXA/Lord Abbett Micro Cap Portfolio	26.8
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$986.70	$2.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.39
Class B
Actual	1,000.00	986.58	2.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.39

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.47% and 0.47% respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,522,501	$21,502,368
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,372,729	58,456,033

Total Investment Companies (99.7%) (Cost $76,598,599)		79,958,401

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	241,489	241,489

Total Short-Term Investment (0.3%) (Cost $241,489)		241,489

Total Investments (100.0%) (Cost $76,840,088)		$80,199,890
Other Assets Less Liabilities (0.0%)		39,078

Net Assets (100%)		$80,238,968

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$23,625,873	$275,801	$1,275,949	$21,502,368	$—	$(109,218)
AXA/Morgan Stanley Small Cap Growth Portfolio	60,905,902	727,113	3,124,933	58,456,033	—	(49,006)

	$84,531,775	$1,002,914	$4,400,882	$79,958,401	$—	$(158,224)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$79,958,401	$—	$79,958,401
Short-Term Investments
Investment Companies	241,489	—	—	241,489

Total Assets	$241,489	$79,958,401	$—	$80,199,890

Total Liabilities	$—	$—	$—	$—

Total	$241,489	$79,958,401	$—	$80,199,890

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,002,914
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,242,658

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,860,036
Aggregate gross unrealized depreciation	(2,508,825)

Net unrealized appreciation	$3,351,211

Federal income tax cost of investments	$76,848,679

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $76,598,599)	$79,958,401
Unaffiliated Issuers (Cost $241,489)	241,489
Cash	28,000
Dividends, interest and other receivables	83,751
Receivable from Separate Accounts for Trust shares sold	14,143
Other assets	840

Total assets	80,326,624

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	22,461
Distribution fees payable – Class B	16,370
Administrative fees payable	8,561
Trustees’ fees payable	1,307
Distribution fees payable – Class A	67
Accrued expenses	38,890

Total liabilities	87,656

NET ASSETS	$80,238,968

Net assets were comprised of:
Paid in capital	$75,909,695
Accumulated undistributed net investment income (loss)	(38,554)
Accumulated undistributed net realized gain (loss) on investments	1,008,025
Net unrealized appreciation (depreciation) on investments	3,359,802

Net assets	$80,238,968

Class A
Net asset value, offering and redemption price per share, $320,949 / 28,826 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.13

Class B
Net asset value, offering and redemption price per share, $79,918,019 / 7,244,136 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$403
Dividends	399
Other income (net of $154 foreign withholding tax)	143,835

Total income	144,637

EXPENSES
Distribution fees – Class B	95,000
Investment management fees	57,228
Administrative fees	55,256
Professional fees	19,092
Custodian fees	12,364
Printing and mailing expenses	3,875
Trustees’ fees	1,449
Distribution fees – Class A	379
Miscellaneous	674

Gross expenses	245,317
Less: Waiver from investment manager	(64,129)

Net expenses	181,188

NET INVESTMENT INCOME (LOSS)	(36,551)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(158,224) of realized gain (loss) from affiliates)	(156,748)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(1,175,406)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,332,154)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,368,705)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(36,551)	$(215,507)
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(156,748)	5,762,626
Net change in unrealized appreciation (depreciation) on investments	(1,175,406)	(10,877,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,368,705)	(5,330,257)

DIVIDENDS:
Dividends from net investment income
Class A	—	(925)
Class B	—	(247,303)

TOTAL DIVIDENDS:	—	(248,228)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,855 and 37,630 shares, respectively ]	29,557	487,020
Capital shares issued in reinvestment of dividends [ 0 and 81 shares, respectively ]	—	925
Capital shares repurchased [ (2,551) and (42,631) shares, respectively ]	(27,410)	(492,151)

Total Class A transactions	2,147	(4,206)

Class B
Capital shares sold [ 314,771 and 668,487 shares, respectively ]	3,239,216	7,998,255
Capital shares issued in reinvestment of dividends [ 0 and 21,800 shares, respectively ]	—	247,303
Capital shares repurchased [ (615,911) and (1,248,271) shares, respectively ]	(6,292,686)	(15,085,546)

Total Class B transactions	(3,053,470)	(6,839,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,051,323)	(6,844,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,420,028)	(12,422,679)
NET ASSETS:
Beginning of period	84,658,996	97,081,675

End of period (a)	$80,238,968	$84,658,996

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(38,554)	$(2,003)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013	2012	2011
Net asset value, beginning of period	$11.28		$12.04		$12.37		$8.37	$7.51	$8.88

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.14)		(0.70)		(0.25)		4.08	0.90	(1.31)

Total from investment operations	(0.15)		(0.73)		(0.33)		4.00	0.86	(1.37)

Less distributions:
Dividends from net investment income	—		(0.03)		—		—	—	—

Net asset value, end of period	$11.13		$11.28		$12.04		$12.37	$8.37	$7.51

Total return (b)	(1.33)%		(6.05	)%(aa)	(2.67)%		47.79%	11.45%	(15.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$321		$322		$403		$336	$127	$66
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47	%(j)	0.46	%(k)	0.84	%(j)	1.30%	1.30%	1.02%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.48%		0.46	%(k)	0.84	%(j)	1.27%	1.30%	1.00%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.64%		0.67%		1.00%		1.32%	1.30%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.10	)%(x)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.83)%	(0.51)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.10	)%(x)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.80)%	(0.51)%	(0.67)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.27	)%(x)	(0.44	)%(x)(cc)	(0.87	)%(x)	(0.85)%	(0.51)%	(0.70)%
Portfolio turnover rate (z)^	1%		9%		93%		85%	58%	137	%(s)

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013	2012	2011
Net asset value, beginning of period	$11.18		$11.93		$12.25		$8.29	$7.44	$8.83

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.15)		(0.69)		(0.24)		4.04	0.89	(1.32)

Total from investment operations	(0.15)		(0.72)		(0.32)		3.96	0.85	(1.39)

Less distributions:
Dividends from net investment income	—		(0.03)		—		—	—	—

Net asset value, end of period	$11.03		$11.18		$11.93		$12.25	$8.29	$7.44

Total return (b)	(1.34)%		(6.02	)%(bb)	(2.61)%		47.77%	11.42%	(15.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,918		$84,337		$96,679		$112,748	$255,737	$256,026
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.47	%(j)	0.46	%(k)	0.85	%(j)	1.30%	1.30%	1.27	%(c)
After waivers, reimbursements and fees paid indirectly (a)(f)	0.48%		0.46	%(k)	0.85	%(j)	1.27%	1.30%	1.25%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.64%		0.67%		1.00%		1.32%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.10	)%(x)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.85)%	(0.54)%	(0.86)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.10	)%(x)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.84)%	(0.54)%	(0.84)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.26	)%(x)	(0.44	)%(x)(dd)	(0.88	)%(x)	(0.86)%	(0.54)%	(0.87)%
Portfolio turnover rate (z)^	1%		9%		93%		85%	58%	137	%(s)

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$12.43		$8.39	$7.51	$7.40

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(x)	(0.06)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.83)		4.10	0.90	0.12

Total from investment operations	(0.85)		4.04	0.88	0.11

Net asset value, end of period	$11.58		$12.43	$8.39	$7.51

Total return (b)	(6.84)%		48.15%	11.72%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$318,274	$240,397	$293,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%		1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%		1.02%	1.05%	1.02%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%		1.07%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.67)%		(0.59)%	(0.29)%	(0.42)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.67)%		(0.57)%	(0.29)%	(0.40)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.69)%		(0.61)%	(0.30)%	(0.42)%
Portfolio turnover rate^	93%		85%	58%	137	%(s)
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.45% for Class A and 1.45% for Class B.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(s)	Higher rate than normal due to advisor changes during the year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)%.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.18)%.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(dd)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	99.9%
Fixed Income	0.1

Top Holdings (as a percentage of Total Investments)
As of June 30, 2016
AXA/Horizon Small Cap Value Portfolio	39.8%
AXA/Pacific Global Small Cap Value Portfolio	34.6
EQ/GAMCO Small Company Value Portfolio	24.6
Snow Capital Small Cap Value Fund, Institutional Class	0.9
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class A
Actual	$1,000.00	$1,035.53	$2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.27	2.62
Class B
Actual	1,000.00	1,035.50	2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.27	2.62

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.52% and 0.52% respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	6,532,808	$58,400,183
AXA/Pacific Global Small Cap Value Portfolio‡	6,983,761	50,839,850
EQ/GAMCO Small Company Value Portfolio‡	690,925	36,051,605
Snow Capital Small Cap Value Fund, Institutional Class‡	50,564	1,335,407

Total Investment Companies (99.9%) (Cost $140,098,641)		146,627,045

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	128,524	128,524

Total Short-Term Investment (0.1%) (Cost $128,524)		128,524

Total Investments (100.0%) (Cost $140,227,165)		$146,755,569
Other Assets Less Liabilities (0.0%)		(4,414)

Net Assets (100%)		$146,751,155

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except Snow Capital Small Cap Value Fund.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$63,480,362	$814,991	$7,985,749	$58,400,183	$—	$10,283
AXA/Pacific Global Small Cap Value Portfolio	57,936,549	814,991	9,086,127	50,839,850	—	(1,090,095)
EQ/GAMCO Small Company Value Portfolio	33,890,443	150,000	—	36,051,605	—	—
Snow Capital Small Cap Value Fund, Institutional Class*	1,456,133	—	166,933	1,335,407	—	(16,933)

	$156,763,487	$1,779,982	$17,238,809	$146,627,045	$—	$(1,096,745)

*	Not affiliated as of December 31, 2015.
†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,335,407	$145,291,638	$—	$146,627,045
Short-Term Investments
Investment Companies	128,524	—	—	128,524

Total Assets	$1,463,931	$145,291,638	$—	$146,755,569

Total Liabilities	$—	$—	$—	$—

Total	$1,463,931	$145,291,638	$—	$146,755,569

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivative contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,779,982
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,142,064

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,937,057
Aggregate gross unrealized depreciation	(1,428,397)

Net unrealized appreciation	$6,508,660

Federal income tax cost of investments	$140,246,909

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $140,098,641)	$146,627,045
Unaffiliated Issuers (Cost $128,524)	128,524
Cash	23,000
Receivable from Separate Accounts for Trust shares sold	113,677
Dividends, interest and other receivables	23
Other assets	1,568

Total assets	146,893,837

LIABILITIES
Distribution fees payable – Class B	27,797
Payable to Separate Accounts for Trust shares redeemed	27,318
Administrative fees payable	17,558
Trustees’ fees payable	13,061
Investment management fees payable	8,289
Distribution fees payable – Class A	2,427
Accrued expenses	46,232

Total liabilities	142,682

NET ASSETS	$146,751,155

Net assets were comprised of:
Paid in capital	$402,645,838
Accumulated undistributed net investment income (loss)	(374,945)
Accumulated undistributed net realized gain (loss) on investments	(262,048,142)
Net unrealized appreciation (depreciation) on investments	6,528,404

Net assets	$146,751,155

Class A
Net asset value, offering and redemption price per share, $11,740,562 / 856,709 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.70

Class B
Net asset value, offering and redemption price per share, $135,010,593 / 9,845,163 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$711
Dividends	185

Total income	896

EXPENSES
Distribution fees – Class B	164,007
Investment management fees	106,906
Administrative fees	103,226
Professional fees	20,010
Distribution fees – Class A	14,167
Custodian fees	12,447
Printing and mailing expenses	7,307
Trustees’ fees	2,729
Miscellaneous	1,104

Gross expenses	431,903
Less: Waiver from investment manager	(60,101)

Net expenses	371,802

NET INVESTMENT INCOME (LOSS)	(370,906)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(1,096,745) of realized gain (loss) from affiliates)	(1,078,181)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	5,322,385

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,244,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,873,298

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(370,906)	$87,436
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(1,078,181)	10,264,788
Net change in unrealized appreciation (depreciation) on investments	5,322,385	(33,469,219)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,873,298	(23,116,995)

DIVIDENDS:
Dividends from net investment income
Class A	—	(69,196)
Class B	—	(854,782)

TOTAL DIVIDENDS:	—	(923,978)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 14,117 and 36,818 shares, respectively ]	180,644	545,295
Capital shares issued in reinvestment of dividends [ 0 and 5,148 shares, respectively ]	—	69,196
Capital shares repurchased [ (44,547) and (101,215) shares, respectively ]	(587,014)	(1,502,082)

Total Class A transactions	(406,370)	(887,591)

Class B
Capital shares sold [ 390,168 and 1,133,034 shares, respectively ]	5,159,462	16,087,658
Capital shares issued in reinvestment of dividends [ 0 and 63,550 shares, respectively ]	—	854,782
Capital shares repurchased [ (1,504,191) and (1,165,210) shares, respectively ]	(18,680,025)	(17,198,705)

Total Class B transactions	(13,520,563)	(256,265)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,926,933)	(1,143,856)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,053,635)	(25,184,829)
NET ASSETS:
Beginning of period	156,804,790	181,989,619

End of period (a)	$146,751,155	$156,804,790

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(374,945)	$(4,039)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class A			2015		2014		2013	2012	2011
Net asset value, beginning of period	$13.23		$15.32		$16.17		$11.40	$9.81	$10.79

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		—	#(x)	(0.05	)(x)	0.09	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.50		(2.01)		(0.77)		4.76	1.61	(0.96)

Total from investment operations	0.47		(2.01)		(0.82)		4.85	1.65	(0.95)

Less distributions:
Dividends from net investment income	—		(0.08)		(0.03)		(0.08)	(0.06)	(0.03)

Net asset value, end of period	$13.70		$13.23		$15.32		$16.17	$11.40	$9.81

Total return (b)	3.55%		(13.14)%		(5.09)%		42.56%	16.87%	(8.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,741		$11,735		$14,496		$17,119	$12,577	$11,573
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.02%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.52	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.01%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.61%		0.62%		0.93%		1.33%	1.30%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.52)%		0.03	%(x)	(0.31	)%(x)	0.62%	0.37%	0.12%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.52)%		0.03	%(x)	(0.31	)%(x)	0.62%	0.37%	0.12%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.60)%		(0.13	)%(x)	(0.39	)%(x)	0.59%	0.37%	0.11%
Portfolio turnover rate (z)^	1%		29%		47%		17%	14%	63%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,
Class B			2015		2014		2013	2012	2011
Net asset value, beginning of period	$13.24		$15.33		$16.18		$11.41	$9.81	$10.79

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		0.01	(x)	(0.05	)(x)	0.02	0.04	—	#
Net realized and unrealized gain (loss) on investments	0.50		(2.02)		(0.77)		4.83	1.62	(0.97)

Total from investment operations	0.47		(2.01)		(0.82)		4.85	1.66	(0.97)

Less distributions:

Dividends from net investment income	—		(0.08)		(0.03)		(0.08)	(0.06)	(0.01)

Net asset value, end of period	$13.71		$13.24		$15.33		$16.18	$11.41	$9.81

Total return (b)	3.55%		(13.13)%		(5.08)%		42.52%	16.97%	(9.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,011		$145,069		$167,494		$194,185	$531,314	$508,540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.27%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.52	%(k)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.26	%(c)
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.61%		0.62%		0.93%		1.33%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.52)%		0.05	%(x)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.52)%		0.05	%(x)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.60)%		(0.10	)%(x)	(0.39	)%(x)	0.12%	0.36%	(0.01)%
Portfolio turnover rate (z)^	1%		29%		47%		17%	14%	63%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$16.17		$11.40	$9.81	$9.38

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	0.11	0.06	0.02
Net realized and unrealized gain (loss) on investments	(0.18)		4.78	1.62	0.44

Total from investment operations	(0.18)		4.89	1.68	0.46

Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)	(0.03)

Net asset value, end of period	$15.99		$16.17	$11.40	$9.81

Total return (b)	(1.11)%		42.92%	17.16%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$113,216	$96,562	$149,921
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.09%		1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.09%		1.05%	1.05%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%		1.08%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.05)%		0.81%	0.56%	0.60%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.05)%		0.81%	0.56%	0.60%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.08)%		0.78%	0.56%	0.60%
Portfolio turnover rate^	47%		17%	14%	63%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Alternatives	97.3%
Fixed Income	2.7

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/GAMCO Mergers and Acquisitions Portfolio	13.8%
AXA Real Estate Portfolio	10.3
PowerShares DB G10 Currency Harvest Fund	9.7
EQ/Convertible Securities Portfolio	9.5
iShares® Global Infrastructure ETF	8.1
PowerShares DB Gold Fund	5.3
AXA Natural Resources Portfolio	5.2
EQ/Energy ETF Portfolio	4.9
PowerShares Multi-Strategy Alternative Portfolio	4.8
iShares® U.S. Oil & Gas Exploration & Production ETF	4.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,089.71	$3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.49	3.41

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.68%, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	29,602	$307,857
AXA Natural Resources Portfolio‡	75,127	563,518
AXA Real Estate Portfolio‡	99,177	1,111,794
BlackRock Global Long/Short Credit Fund, Institutional Class	35,409	347,362
EQ/Convertible Securities Portfolio‡	104,779	1,026,989
EQ/Energy ETF Portfolio‡	78,619	534,561
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	113,797	1,492,141
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	16,424	97,065
Franklin K2 Alternative Strategies Fund, Advisor Class	8,718	92,675
iShares® Emerging Markets Infrastructure ETF	7,580	226,036
iShares® Global Infrastructure ETF	21,800	882,246
iShares® MSCI Global Agriculture Producers ETF	6,700	154,696
iShares® MSCI Global Gold Miners ETF	15,590	183,806
iShares® U.S. Oil & Gas Exploration & Production ETF	8,760	496,867
PowerShares Multi-Strategy Alternative Portfolio*	22,870	515,719
WisdomTree Managed Futures Strategy Fund*	2,770	117,760

Total Investment Companies (76.0%) (Cost $8,928,446)		8,151,092

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	2,530	55,837

PowerShares DB Base Metals Fund*	17,000	$228,140
PowerShares DB Commodity Index Tracking Fund*	23,620	362,567
PowerShares DB G10 Currency Harvest Fund*	43,470	1,051,973
PowerShares DB Gold Fund*	13,295	573,945
PowerShares DB Silver Fund*	3,750	111,525

Total Other Exchange Traded Funds (ETFs) (22.2%) (Cost $2,845,076)		2,383,987

SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	292,383	292,383

Total Short-Term Investment (2.7%) (Cost $292,383)		292,383

Total Investments (100.9%) (Cost $12,065,905)		10,827,462
Other Assets Less Liabilities (-0.9%)		(93,229)

Net Assets (100%)		$10,734,233

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio	$671,243	$33,193	$310,518	$563,518	$—	$(52,974)
AXA Real Estate Portfolio (a)	1,376,046	65,490	431,273	1,111,794	—	15,980
EQ/Convertible Securities Portfolio	1,361,218	62,799	399,565	1,026,989	—	(9,421)
EQ/Energy ETF Portfolio	589,322	113,193	271,064	534,561	—	(29,719)
EQ/GAMCO Mergers and Acquisitions Portfolio	1,843,689	201,280	602,804	1,492,141	—	(980)
PowerShares Multi-Strategy Alternative Portfolio*	623,271	—	—	515,719	—	—

	$6,464,789	$475,955	$2,015,224	$5,244,722	$—	$(77,114)

*	Not affiliated as of December 31, 2015 and June 30, 2016.
†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.
(a)	Formerly known as EQ/Real Estate PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,577,130	$—	$—	$2,577,130
Investment Companies	844,959	4,729,003	—	5,573,962
Other Exchange Traded Funds (ETFs)	2,383,987	—	—	2,383,987
Short-Term Investments
Investment Companies	292,383	—	—	292,383

Total Assets	$6,098,459	$4,729,003	$—	$10,827,462

Total Liabilities	$—	$—	$—	$—

Total	$6,098,459	$4,729,003	$—	$10,827,462

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$843,591
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,171,637

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,536
Aggregate gross unrealized depreciation	(1,435,100)

Net unrealized depreciation	$(1,291,564)

Federal income tax cost of investments	$12,119,026

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,209,027)	$4,729,003
Unaffiliated Issuers (Cost $6,856,878)	6,098,459
Cash	26,923
Receivable for securities sold	71,893
Receivable from investment manager	5,402
Dividends, interest and other receivables	38
Other assets	198

Total assets	10,931,916

LIABILITIES
Payable for securities purchased	103,177
Distribution fees payable – Class B	2,541
Trustees’ fees payable	429
Payable to Separate Accounts for Trust shares redeemed	268
Accrued expenses	91,268

Total liabilities	197,683

NET ASSETS	$10,734,233

Net assets were comprised of:
Paid in capital	$12,219,675
Accumulated undistributed net investment income (loss)	2,429
Accumulated undistributed net realized gain (loss) on investments	(249,428)
Net unrealized appreciation (depreciation) on investments	(1,238,443)

Net assets	$10,734,233

Class B
Net asset value, offering and redemption price per share, $10,734,233 / 1,178,170 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.11

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$29,316
Interest	75

Total income	29,391

EXPENSES
Custodian fees	30,532
Professional fees	26,319
Distribution fees – Class B	15,525
Investment management fees	9,315
Administrative fees	8,994
Printing and mailing expenses	642
Trustees’ fees	233
Miscellaneous	139

Gross expenses	91,699
Less: Waiver from investment manager	(18,309)
Reimbursement from investment manager	(31,264)

Net expenses	42,126

NET INVESTMENT INCOME (LOSS)	(12,735)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(77,114) of realized gain (loss) from affiliates)	(196,730)
Net change in unrealized appreciation (depreciation) on investments ($319,202 of change in unrealized appreciation (depreciation) from affiliates)	1,261,810

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,065,080

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,052,345

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015 (ag)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,735)	$120,215
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(196,730)	119,723
Net change in unrealized appreciation (depreciation) on investments	1,261,810	(815,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,052,345	(575,277)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(185,335)
Distributions from net realized capital gains
Class B	—	(123,957)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(309,292)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 81,367 and 228,623 shares, respectively ]	689,758	2,128,331
Capital shares issued in connection with merger (Note 9) [ 0 and 859,895 shares, respectively ]	—	7,365,800
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,490 shares, respectively ]	—	309,292
Capital shares repurchased [ (432,834) and (405,905) shares, respectively ]	(3,788,738)	(3,871,760)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,098,980)	5,931,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,046,635)	5,047,094
NET ASSETS:
Beginning of period	12,780,868	7,733,774

End of period (a)	$10,734,233	$12,780,868

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,429	$15,164

(ag)  On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B			2015	2014
Net asset value, beginning of period	$8.36		$9.54	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments	0.76		(1.04)	(0.15)	(0.17)

Total from investment operations	0.75		(0.91)	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	—		(0.13)	(0.17)	(0.14)
Distributions from net realized gains	—		(0.14)	—	(0.02)
Return of capital	—		—	—	(0.01)

Total dividends and distributions	—		(0.27)	(0.17)	(0.17)

Net asset value, end of period	$9.11		$8.36	$9.54	$9.73

Total return (b)	8.97%		(9.50)%	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,734		$12,781	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68	%(j)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.48%		2.36%	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.20)%		1.40%	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.00)%		(0.31)%	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	7%		30%	13%	7%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(j)	Including indirect and direct expenses, the net expenses after waivers and reimbursements would be 0.96%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Fixed Income	50.1%
Equity	49.9

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Equity 500 Index Portfolio	22.6%
EQ/Core Bond Index Portfolio	22.2
EQ/International Equity Index Portfolio	10.8
EQ/Global Bond PLUS Portfolio	7.6
EQ/Quality Bond PLUS Portfolio	7.0
EQ/High Yield Bond Portfolio	6.8
EQ/PIMCO Ultra Short Bond Portfolio	5.9
EQ/Emerging Markets Equity PLUS Portfolio	4.7
EQ/BlackRock Basic Value Equity Portfolio	3.0
EQ/MFS International Growth Portfolio	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,027.15	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,028.34	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	90,130	$1,885,943
EQ/Core Bond Index Portfolio‡	1,382,263	14,161,165
EQ/Emerging Markets Equity PLUS Portfolio‡	385,227	3,021,188
EQ/Equity 500 Index Portfolio‡	404,741	14,451,105
EQ/Global Bond PLUS Portfolio‡	510,030	4,849,348
EQ/High Yield Bond Portfolio‡	458,648	4,353,000
EQ/International Equity Index Portfolio‡	850,172	6,866,300
EQ/MFS International Growth Portfolio‡	262,356	1,742,998
EQ/PIMCO Ultra Short Bond Portfolio‡	382,316	3,761,024
EQ/Quality Bond PLUS Portfolio‡	510,809	4,484,394
EQ/Small Company Index Portfolio‡	112,223	1,155,970
Multimanager Aggressive Equity Portfolio‡	15,688	703,319
Multimanager Mid Cap Growth Portfolio*‡	107,090	911,669
Multimanager Mid Cap Value Portfolio‡	83,663	1,165,308

Total Investment Companies (99.3%) (Cost $55,719,661)		63,512,731

SHORT-TERM INVESTMENT:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	396,506	$396,506

Total Short-Term Investment (0.6%) (Cost $396,506)		396,506

Total Investments (99.9%) (Cost $56,116,167)		63,909,237
Other Assets Less Liabilities (0.1%)		54,937

Net Assets (100%)		$63,964,174

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,727,586	$300,281	$240,876	$1,885,943	$—	$(882)
EQ/Core Bond Index Portfolio	13,650,592	1,645,966	1,650,771	14,161,165	—	2,135
EQ/Emerging Markets Equity PLUS Portfolio	2,805,959	460,887	468,037	3,021,188	—	(3,928)
EQ/Equity 500 Index Portfolio	14,475,197	933,224	1,288,282	14,451,105	—	154,031
EQ/Global Bond PLUS Portfolio	4,621,862	254,516	347,605	4,849,348	—	(8,792)
EQ/High Yield Bond Portfolio	4,119,546	396,935	392,115	4,353,000	—	3,166
EQ/International Equity Index Portfolio	7,498,626	392,378	756,153	6,866,300	—	(33,816)
EQ/MFS International Growth Portfolio	1,329,124	683,911	320,110	1,742,998	—	4,585
EQ/PIMCO Ultra Short Bond Portfolio	4,030,270	127,258	426,324	3,761,024	—	(6,917)
EQ/Quality Bond PLUS Portfolio	4,173,118	902,055	747,762	4,484,394	—	449
EQ/Small Company Index Portfolio	1,176,865	116,653	155,964	1,155,970	—	(675)
Multimanager Aggressive Equity Portfolio	1,130,531	53,024	192,160	703,319	—	263,426
Multimanager Mid Cap Growth Portfolio	1,238,809	63,629	357,275	911,669	—	12,428
Multimanager Mid Cap Value Portfolio	1,117,177	21,210	26,583	1,165,308	—	1,651

	$63,095,262	$6,351,927	$7,370,017	$63,512,731	$—	$386,861

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$63,512,731	$—	$63,512,731
Short-Term Investments
Investment Companies	396,506	—	—	396,506

Total Assets	$396,506	$63,512,731	$—	$63,909,237

Total Liabilities	$—	$—	$—	$—

Total	$396,506	$63,512,731	$—	$63,909,237

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,351,927
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,756,878

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,338,443
Aggregate gross unrealized depreciation	(2,583,885)

Net unrealized appreciation	$7,754,558

Federal income tax cost of investments	$56,154,679

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $55,719,661)	$63,512,731
Unaffiliated Issuers (Cost $396,506)	396,506
Cash	104,000
Receivable from Separate Accounts for Trust shares sold	15,430
Dividends, interest and other receivables	153
Other assets	694

Total assets	64,029,514

LIABILITIES
Distribution fees payable – Class B	5,987
Administrative fees payable	5,927
Trustees’ fees payable	1,687
Payable to Separate Accounts for Trust shares redeemed	144
Accrued expenses	51,595

Total liabilities	65,340

NET ASSETS	$63,964,174

Net assets were comprised of:
Paid in capital	$74,688,791
Accumulated undistributed net investment income (loss)	(143,055)
Accumulated undistributed net realized gain (loss) on investments	(18,374,632)
Net unrealized appreciation (depreciation) on investments	7,793,070

Net assets	$63,964,174

Class B
Net asset value, offering and redemption price per share, $29,627,881 / 3,405,537 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.70

Class K
Net asset value, offering and redemption price per share, $34,336,293 / 3,944,172 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$868
Interest	370

Total income	1,238

EXPENSES
Custodian fees	45,680
Administrative fees	44,856
Distribution fees – Class B	35,893
Investment management fees	30,973
Professional fees	22,387
Printing and mailing expenses	3,183
Trustees’ fees	1,158
Miscellaneous	516

Gross expenses	184,646
Less: Waiver from investment manager	(40,328)

Net expenses	144,318

NET INVESTMENT INCOME (LOSS)	(143,080)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	386,861
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	1,435,559

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,822,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,679,340

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(143,080)	$837,195
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	386,861	81,358
Net change in unrealized appreciation (depreciation) on investments	1,435,559	(2,000,253)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,679,340	(1,081,700)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(362,902)
Class K	—	(495,547)

	—	(858,449)

Distributions from net realized capital gains
Class B	—	(394,643)
Class K	—	(434,199)

	—	(828,842)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,687,291)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 246,866 and 539,225 shares, respectively ]	2,086,527	4,801,323
Capital shares issued in reinvestment of dividends and distributions [ 0 and 88,849 shares, respectively ]	—	757,545
Capital shares repurchased [ (355,418) and (912,472) shares, respectively ]	(2,990,400)	(8,097,593)

Total Class B transactions	(903,873)	(2,538,725)

Class K
Capital shares sold [ 389,264 and 514,023 shares, respectively ]	3,351,763	4,617,244
Capital shares issued in reinvestment of dividends and distributions [ 0 and 109,032 shares, respectively ]	—	929,746
Capital shares repurchased [ (432,903) and (1,296,387) shares, respectively ]	(3,688,678)	(11,583,193)

Total Class K transactions	(336,915)	(6,036,203)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,240,788)	(8,574,928)

TOTAL INCREASE (DECREASE) IN NET ASSETS	438,552	(11,343,919)
NET ASSETS:
Beginning of period	63,525,622	74,869,541

End of period (a)	$63,964,174	$63,525,622

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(143,055)	$25

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$8.47	$8.85	$9.95	$9.13	$8.51	$9.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.10	0.10	0.11	0.11	0.13
Net realized and unrealized gain (loss) on investments	0.26	(0.27)	0.20	1.16	0.81	(0.38)

Total from investment operations	0.23	(0.17)	0.30	1.27	0.92	(0.25)

Less distributions:
Dividends from net investment income	—	(0.10)	(0.12)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	—	(0.11)	(1.28)	(0.32)	(0.18)	(0.12)

Total dividends and distributions	—	(0.21)	(1.40)	(0.45)	(0.30)	(0.26)

Net asset value, end of period	$8.70	$8.47	$8.85	$9.95	$9.13	$8.51

Total return (b)	2.72%	(1.88)%	2.91%	14.06%	10.87%	(2.74)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,628	$29,766	$33,628	$35,782	$35,308	$37,239
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.73%	0.69%	0.73%	0.75%	0.72%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	1.08%	1.00%	1.10%	1.17%	1.43%
Before waivers and reimbursements (a)(f)(x)	(0.73)%	0.99%	0.88%	0.95%	1.05%	1.34%
Portfolio turnover rate (z)^	10%	23%	40%	27%	17%	32%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$8.47	$8.85	$9.94	$9.12	$8.50	$8.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.11	0.12	0.13	0.13	0.22
Net realized and unrealized gain (loss) on investments	0.25	(0.25)	0.22	1.17	0.82	(0.23)

Total from investment operations	0.24	(0.14)	0.34	1.30	0.95	(0.01)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.15)	(0.16)	(0.15)	(0.16)
Distributions from net realized gains	—	(0.11)	(1.28)	(0.32)	(0.18)	(0.07)

Total dividends and distributions	—	(0.24)	(1.43)	(0.48)	(0.33)	(0.23)

Net asset value, end of period	$8.71	$8.47	$8.85	$9.94	$9.12	$8.50

Total return (b)	2.83%	(1.64)%	3.27%	14.36%	11.17%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,336	$33,759	$41,241	$44,469	$41,448	$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.48%	0.44%	0.48%	0.50%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.28%	1.22%	1.38%	1.46%	30.30	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.48)%	1.19%	1.09%	1.23%	1.34%	30.18	%(l)
Portfolio turnover rate (z)^	10%	23%	40%	27%	17%	32%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	70.6%
Fixed Income	29.4

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Equity 500 Index Portfolio	35.1%
EQ/International Equity Index Portfolio	12.6
EQ/Core Bond Index Portfolio	12.3
EQ/Emerging Markets Equity PLUS Portfolio	5.3
EQ/Small Company Index Portfolio	5.1
EQ/High Yield Bond Portfolio	4.9
EQ/MFS International Growth Portfolio	4.8
EQ/Global Bond PLUS Portfolio	4.5
EQ/Quality Bond PLUS Portfolio	4.4
EQ/PIMCO Ultra Short Bond Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,024.42	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,026.57	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	191,065	$3,997,993
EQ/Core Bond Index Portfolio‡	1,610,072	16,495,040
EQ/Emerging Markets Equity PLUS Portfolio‡	903,869	7,088,696
EQ/Equity 500 Index Portfolio‡	1,317,219	47,030,756
EQ/Global Bond PLUS Portfolio‡	637,089	6,057,428
EQ/High Yield Bond Portfolio‡	689,654	6,545,462
EQ/International Equity Index Portfolio‡	2,079,723	16,796,612
EQ/MFS International Growth Portfolio‡	970,034	6,444,552
EQ/PIMCO Ultra Short Bond Portfolio‡	423,846	4,169,573
EQ/Quality Bond PLUS Portfolio‡	676,170	5,936,095
EQ/Small Company Index Portfolio‡	655,822	6,755,414
Multimanager Aggressive Equity Portfolio‡	48,029	2,153,263
Multimanager Mid Cap Growth Portfolio*‡	133,947	1,140,298
Multimanager Mid Cap Value Portfolio‡	208,174	2,899,557

Total Investment Companies (99.8%) (Cost $115,972,400)		133,510,739

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	330,770	$330,770

Total Short-Term Investment (0.2%) (Cost $330,770)		330,770

Total Investments (100.0%) (Cost $116,303,170)		133,841,509
Other Assets Less Liabilities (0.0%)		19,555

Net Assets (100%)		$133,861,064

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$3,731,994	$569,881	$526,200	$3,997,993	$—	$5,387
EQ/Core Bond Index Portfolio	15,201,588	2,067,956	1,368,282	16,495,040	—	(707)
EQ/Emerging Markets Equity PLUS Portfolio	6,051,816	1,028,074	508,976	7,088,696	—	(2,988)
EQ/Equity 500 Index Portfolio	45,714,871	2,067,481	2,420,799	47,030,756	—	(6,876)
EQ/Global Bond PLUS Portfolio	5,753,061	238,556	323,796	6,057,428	—	(1,805)
EQ/High Yield Bond Portfolio	5,845,409	602,170	243,069	6,545,462	—	119
EQ/International Equity Index Portfolio	17,363,239	683,859	554,868	16,796,612	—	(4,494)
EQ/MFS International Growth Portfolio	5,466,561	1,234,822	424,157	6,444,552	—	(1,777)
EQ/PIMCO Ultra Short Bond Portfolio	4,506,216	143,133	512,499	4,169,573	—	(7,304)
EQ/Quality Bond PLUS Portfolio	5,768,116	627,111	673,534	5,936,095	—	449
EQ/Small Company Index Portfolio	6,651,226	381,689	406,407	6,755,414	—	779
Multimanager Aggressive Equity Portfolio	2,171,936	127,230	102,455	2,153,263	—	(59)
Multimanager Mid Cap Growth Portfolio	1,145,826	47,711	38,281	1,140,298	—	117
Multimanager Mid Cap Value Portfolio	3,258,979	31,807	380,381	2,899,557	—	145,218

	$128,630,838	$9,851,480	$8,483,704	$133,510,739	$—	$126,059

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$133,510,739	$—	$133,510,739
Short-Term Investments
Investment Companies	330,770	–	—	330,770

Total Assets	$330,770	$133,510,739	$—	$133,841,509

Total Liabilities	$—	$–	$—	$—

Total	$330,770	$133,510,739	$—	$133,841,509

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,851,480
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,609,763

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,607,669
Aggregate gross unrealized depreciation	(5,222,240)

Net unrealized appreciation	$17,385,429

Federal income tax cost of investments	$116,456,080

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $115,972,400)	$133,510,739
Unaffiliated Issuers (Cost $330,770)	330,770
Cash	83,000
Receivable from Separate Accounts for Trust shares sold	28,232
Dividends, interest and other receivables	105
Other assets	1,412

Total assets	133,954,258

LIABILITIES
Administrative fees payable	15,870
Distribution fees payable – Class B	15,051
Investment management fees payable	9,038
Trustees’ fees payable	3,027
Payable to Separate Accounts for Trust shares redeemed	833
Accrued expenses	49,375

Total liabilities	93,194

NET ASSETS	$133,861,064

Net assets were comprised of:
Paid in capital	$133,986,338
Accumulated undistributed net investment income (loss)	(309,594)
Accumulated undistributed net realized gain (loss) on investments	(17,354,019)
Net unrealized appreciation (depreciation) on investments	17,538,339

Net assets	$133,861,064

Class B
Net asset value, offering and redemption price per share, $73,617,558 / 7,628,043 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.65

Class K
Net asset value, offering and redemption price per share, $60,243,506 / 6,237,974 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.66

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$696
Interest	637

Total income	1,333

EXPENSES
Administrative fees	92,907
Distribution fees – Class B	87,288
Investment management fees	64,145
Custodian fees	46,326
Professional fees	22,890
Printing and mailing expenses	6,555
Trustees’ fees	2,365
Miscellaneous	928

Gross expenses	323,404
Less: Waiver from investment manager	(11,576)

Net expenses	311,828

NET INVESTMENT INCOME (LOSS)	(310,495)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	126,059
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	3,512,125

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,638,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,327,689

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(310,495)	$1,733,925
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	126,059	(3,187,068)
Net change in unrealized appreciation (depreciation) on investments	3,512,125	(1,271,073)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,327,689	(2,724,216)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(885,515)
Class K	—	(917,350)

	—	(1,802,865)

Distributions from net realized capital gains
Class B	—	(933,636)
Class K	—	(837,142)

	—	(1,770,778)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,573,643)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 662,567 and 1,319,079 shares, respectively ]	6,152,778	13,069,640
Capital shares issued in reinvestment of dividends and distributions [ 0 and 192,499 shares, respectively ]	—	1,819,151
Capital shares repurchased [ (368,708) and (1,013,628) shares, respectively ]	(3,444,459)	(10,027,117)

Total Class B transactions	2,708,319	4,861,674

Class K
Capital shares sold [ 335,205 and 887,174 shares, respectively ]	3,139,587	8,897,071
Capital shares issued in reinvestment of dividends and distributions [ 0 and 185,554 shares, respectively ]	—	1,754,492
Capital shares repurchased [ (460,161) and (1,033,003) shares, respectively ]	(4,265,401)	(10,148,222)

Total Class K transactions	(1,125,814)	503,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,582,505	5,365,015

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,910,194	(932,844)
NET ASSETS:
Beginning of period	128,950,870	129,883,714

End of period (a)	$133,861,064	$128,950,870

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(309,594)	$901

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.42	$9.87	$10.67	$9.23	$8.40	$8.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.12	0.12	0.12	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.26	(0.32)	0.32	1.63	0.96	(0.47)

Total from investment operations	0.23	(0.20)	0.44	1.75	1.07	(0.35)

Less distributions:
Dividends from net investment income	—	(0.12)	(0.14)	(0.13)	(0.13)	(0.12)
Distributions from net realized gains	—	(0.13)	(1.10)	(0.18)	(0.11)	(0.05)

Total dividends and distributions	—	(0.25)	(1.24)	(0.31)	(0.24)	(0.17)

Net asset value, end of period	$9.65	$9.42	$9.87	$10.67	$9.23	$8.40

Total return (b)	2.44%	(1.98)%	4.04%	19.06%	12.79%	(3.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,618	$69,065	$67,492	$62,418	$52,292	$51,415
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.62%	0.60%	0.65%	0.69%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.60)%	1.21%	1.12%	1.17%	1.21%	1.32%
Before waivers (a)(f)(x)	(0.62)%	1.20%	1.07%	1.09%	1.14%	1.26%
Portfolio turnover rate (z)^	7%	22%	36%	25%	21%	26%

See Notes to Financial Statements.

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TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.41	$9.87	$10.67	$9.23	$8.39	$8.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.14	0.14	0.15	0.14	0.20
Net realized and unrealized gain (loss) on investments	0.27	(0.32)	0.32	1.63	0.96	(0.21)

Total from investment operations	0.25	(0.18)	0.46	1.78	1.10	(0.01)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.16)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	—	(0.13)	(1.10)	(0.18)	(0.11)	(0.02)

Total dividends and distributions	—	(0.28)	(1.26)	(0.34)	(0.26)	(0.16)

Net asset value, end of period	$9.66	$9.41	$9.87	$10.67	$9.23	$8.39

Total return (b)	2.66%	(1.84)%	4.31%	19.36%	13.21%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,244	$59,886	$62,392	$61,851	$49,692	$43,769
Ratio of expenses to average net assets:
After waivers (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers (a)(f)	0.37%	0.35%	0.40%	0.44%	0.42%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.35)%	1.43%	1.32%	1.47%	1.59%	28.40	%(l)
Before waivers (a)(f)(x)	(0.37)%	1.42%	1.27%	1.39%	1.52%	28.31	%(l)
Portfolio turnover rate (z)^	7%	22%	36%	25%	21%	26%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	80.8%
Fixed Income	19.2

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Equity 500 Index Portfolio	42.6%
EQ/International Equity Index Portfolio	13.9
EQ/Core Bond Index Portfolio	7.6
EQ/Small Company Index Portfolio	6.7
EQ/MFS International Growth Portfolio	6.4
EQ/Emerging Markets Equity PLUS Portfolio	5.7
EQ/Quality Bond PLUS Portfolio	3.4
EQ/High Yield Bond Portfolio	3.0
EQ/Global Bond PLUS Portfolio	2.9
EQ/BlackRock Basic Value Equity Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,021.97	$3.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,024.08	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	118,859	$2,487,089
EQ/Core Bond Index Portfolio‡	703,055	7,202,736
EQ/Emerging Markets Equity PLUS Portfolio‡	689,701	5,409,062
EQ/Equity 500 Index Portfolio‡	1,135,030	40,525,769
EQ/Global Bond PLUS Portfolio‡	287,148	2,730,194
EQ/High Yield Bond Portfolio‡	304,391	2,888,956
EQ/International Equity Index Portfolio‡	1,638,215	13,230,833
EQ/MFS International Growth Portfolio‡	921,466	6,121,883
EQ/PIMCO Ultra Short Bond Portfolio‡	199,831	1,965,831
EQ/Quality Bond PLUS Portfolio‡	364,263	3,197,862
EQ/Small Company Index Portfolio‡	620,542	6,392,004
Multimanager Aggressive Equity Portfolio‡	19,191	860,385
Multimanager Mid Cap Growth Portfolio*‡	92,854	790,474

Multimanager Mid Cap Value Portfolio‡	84,993	$1,183,826

Total Investment Companies (99.8%) (Cost $81,200,996)		94,986,904

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	213,422	213,422

Total Short-Term Investment (0.2%) (Cost $213,422)		213,422

Total Investments (100.0%) (Cost $81,414,418)		95,200,326
Other Assets Less Liabilities (0.0%)		30,445

Net Assets (100%)		$95,230,771

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,186,252	$368,747	$193,169	$2,487,089	$—	$(4,921)
EQ/Core Bond Index Portfolio	6,626,629	718,748	401,511	7,202,736	—	(263)
EQ/Emerging Markets Equity PLUS Portfolio	4,398,198	999,200	343,843	5,409,062	—	2,685
EQ/Equity 500 Index Portfolio	38,742,819	2,127,390	1,758,295	40,525,769	—	(2,250)
EQ/Global Bond PLUS Portfolio	2,475,166	198,556	114,409	2,730,194	—	(45)
EQ/High Yield Bond Portfolio	2,507,137	320,191	86,928	2,888,956	—	(45)
EQ/International Equity Index Portfolio	13,419,217	709,130	370,757	13,230,833	—	(8,742)
EQ/MFS International Growth Portfolio	5,099,255	1,157,574	262,958	6,121,883	—	(2,307)
EQ/PIMCO Ultra Short Bond Portfolio	2,043,084	85,096	176,988	1,965,831	—	(2,546)
EQ/Quality Bond PLUS Portfolio	2,979,860	321,104	216,046	3,197,862	—	39
EQ/Small Company Index Portfolio	6,068,303	397,113	203,770	6,392,004	—	(1,042)
Multimanager Aggressive Equity Portfolio	813,128	127,643	66,756	860,385	—	(1,594)
Multimanager Mid Cap Growth Portfolio	888,462	28,365	114,812	790,474	—	(332)
Multimanager Mid Cap Value Portfolio	1,624,691	14,183	355,206	1,183,826	—	152,036

	$89,872,201	$7,573,040	$4,665,448	$94,986,904	$—	$130,673

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$94,986,904	$—	$94,986,904
Short-Term Investments
Investment Companies	213,422	—	—	213,422

Total Assets	$213,422	$94,986,904	$—	$95,200,326

Total Liabilities	$—	$—	$—	$—

Total	$213,422	$94,986,904	$—	$95,200,326

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,573,040
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,796,121

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,393,307
Aggregate gross unrealized depreciation	(3,695,550)

Net unrealized appreciation	$13,697,757

Federal income tax cost of investments	$81,502,569

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $81,200,996)	$94,986,904
Unaffiliated Issuers (Cost $213,422)	213,422
Cash	71,000
Receivable from Separate Accounts for Trust shares sold	36,820
Dividends, interest and other receivables	98
Other assets	990

Total assets	95,309,234

LIABILITIES
Distribution fees payable – Class B	13,254
Administrative fees payable	11,254
Investment management fees payable	3,188
Trustees’ fees payable	1,993
Payable to Separate Accounts for Trust shares redeemed	225
Accrued expenses	48,549

Total liabilities	78,463

NET ASSETS	$95,230,771

Net assets were comprised of:
Paid in capital	$90,669,783
Accumulated undistributed net investment income (loss)	(231,171)
Accumulated undistributed net realized gain (loss) on investments	(8,993,749)
Net unrealized appreciation (depreciation) on investments	13,785,908

Net assets	$95,230,771

Class B
Net asset value, offering and redemption price per share, $65,256,642 / 6,681,596 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.77

Class K
Net asset value, offering and redemption price per share, $29,974,129 / 3,066,305 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$559
Interest	469

Total income	1,028

EXPENSES
Distribution fees – Class B	76,919
Administrative fees	64,943
Custodian fees	46,011
Investment management fees	44,835
Professional fees	22,405
Printing and mailing expenses	4,567
Trustees’ fees	1,645
Miscellaneous	663

Gross expenses	261,988
Less: Waiver from investment manager	(28,127)

Net expenses	233,861

NET INVESTMENT INCOME (LOSS)	(232,833)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	130,673
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	2,207,111

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,337,784

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,104,951

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(232,833)	$1,172,116
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	130,673	(1,764,323)
Net change in unrealized appreciation (depreciation) on investments	2,207,111	(1,204,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,104,951	(1,796,678)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(793,960)
Class K	—	(438,983)

	—	(1,232,943)

Distributions from net realized capital gains
Class B	—	(931,260)
Class K	—	(461,281)

	—	(1,392,541)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,625,484)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 574,907 and 1,097,391 shares, respectively ]	5,413,721	11,007,011
Capital shares issued in reinvestment of dividends and distributions [ 0 and 180,354 shares, respectively ]	—	1,725,220
Capital shares repurchased [ (347,339) and (714,099) shares, respectively ]	(3,265,579)	(7,211,830)

Total Class B transactions	2,148,142	5,520,401

Class K
Capital shares sold [ 282,703 and 454,208 shares, respectively ]	2,640,433	4,575,503
Capital shares issued in reinvestment of dividends and distributions [ 0 and 94,027 shares, respectively ]	—	900,264
Capital shares repurchased [ (199,039) and (322,441) shares, respectively ]	(1,834,357)	(3,226,708)

Total Class K transactions	806,076	2,249,059

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,954,218	7,769,460

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,059,169	3,347,298
NET ASSETS:
Beginning of period	90,171,602	86,824,304

End of period (a)	$95,230,771	$90,171,602

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(231,171)	$1,662

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.56	$10.04	$10.86	$9.18	$8.28	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.12	0.13	0.12	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.24	(0.32)	0.37	1.90	1.06	(0.53)

Total from investment operations	0.21	(0.20)	0.50	2.02	1.17	(0.41)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.14)	(0.13)	(0.13)	(0.12)
Distributions from net realized gains	—	(0.15)	(1.18)	(0.21)	(0.14)	(0.05)

Total dividends and distributions	—	(0.28)	(1.32)	(0.34)	(0.27)	(0.17)

Net asset value, end of period	$9.77	$9.56	$10.04	$10.86	$9.18	$8.28

Total return (b)	2.20%	(1.98)%	4.50%	22.16%	14.20%	(4.67)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,257	$61,678	$59,151	$54,174	$42,962	$42,928
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.66%	0.65%	0.72%	0.78%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	1.24%	1.17%	1.20%	1.23%	1.32%
Before waivers and reimbursements (a)(f)(x)	(0.66)%	1.19%	1.05%	1.02%	1.07%	1.17%
Portfolio turnover rate (z)^	5%	19%	30%	23%	23%	18%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.55	$10.04	$10.86	$9.17	$8.28	$8.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.14	0.15	0.15	0.15	0.19
Net realized and unrealized gain (loss) on investments	0.25	(0.33)	0.38	1.91	1.03	(0.20)

Total from investment operations	0.23	(0.19)	0.53	2.06	1.18	(0.01)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.17)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	—	(0.15)	(1.18)	(0.21)	(0.14)	(0.01)

Total dividends and distributions	—	(0.30)	(1.35)	(0.37)	(0.29)	(0.15)

Net asset value, end of period	$9.78	$9.55	$10.04	$10.86	$9.17	$8.28

Total return (b)	2.41%	(1.83)%	4.76%	22.60%	14.36%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,974	$28,494	$27,674	$25,591	$19,777	$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and rembersement (a)(f)	0.41%	0.40%	0.47%	0.53%	0.51%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.41%	1.40%	1.48%	1.70%	27.43	%(l)
Before waivers and rembersement (a)(f)(x)	(0.41)%	1.36%	1.28%	1.30%	1.54%	27.24	%(l)
Portfolio turnover rate (z)^	5%	19%	30%	23%	23%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	90.9%
Fixed Income	9.1

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Equity 500 Index Portfolio	47.5%
EQ/International Equity Index Portfolio	16.0
EQ/Small Company Index Portfolio	7.3
EQ/MFS International Growth Portfolio	7.2
EQ/Emerging Markets Equity PLUS Portfolio	6.5
EQ/Core Bond Index Portfolio	3.8
EQ/BlackRock Basic Value Equity Portfolio	3.3
EQ/High Yield Bond Portfolio	1.7
Multimanager Mid Cap Value Portfolio	1.5
EQ/Global Bond PLUS Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,019.11	$3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,021.25	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	108,764	$2,275,864
EQ/Core Bond Index Portfolio‡	253,239	2,594,415
EQ/Emerging Markets Equity PLUS Portfolio‡	570,962	4,477,835
EQ/Equity 500 Index Portfolio‡	919,130	32,817,165
EQ/Global Bond PLUS Portfolio‡	88,819	844,488
EQ/High Yield Bond Portfolio‡	122,441	1,162,082
EQ/International Equity Index Portfolio‡	1,365,250	11,026,261
EQ/MFS International Growth Portfolio‡	752,130	4,996,882
EQ/PIMCO Ultra Short Bond Portfolio‡	67,576	664,775
EQ/Quality Bond PLUS Portfolio‡	96,029	843,035
EQ/Small Company Index Portfolio‡	488,085	5,027,607
Multimanager Aggressive Equity Portfolio‡	13,045	584,819
Multimanager Mid Cap Growth Portfolio*‡	68,986	587,283
Multimanager Mid Cap Value Portfolio‡	72,773	1,013,614

Total Investment Companies (99.8%) (Cost $59,788,414)		68,916,125

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	125,086	$125,086

Total Short-Term Investment (0.2%) (Cost $125,086)		125,086

Total Investments (100.0%) (Cost $59,913,500)		69,041,211
Other Assets Less Liabilities (0.0%)		(21,089)

Net Assets (100%)		$69,020,122

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,905,384	$333,992	$79,140	$2,275,864	$—	$(56)
EQ/Core Bond Index Portfolio	2,403,211	126,687	29,994	2,594,415	—	4
EQ/Emerging Markets Equity PLUS Portfolio	3,593,211	676,408	65,477	4,477,835	—	(27)
EQ/Equity 500 Index Portfolio	30,416,509	1,923,337	695,649	32,817,165	—	(229)
EQ/Global Bond PLUS Portfolio	605,374	209,102	16,361	844,488	—	1
EQ/High Yield Bond Portfolio	1,030,317	92,136	21,746	1,162,082	—	70
EQ/International Equity Index Portfolio	10,941,072	679,502	161,343	11,026,261	—	(446)
EQ/MFS International Growth Portfolio	4,528,872	483,714	114,599	4,996,882	—	(63)
EQ/PIMCO Ultra Short Bond Portfolio	642,852	23,034	5,455	664,775	—	(1)
EQ/Quality Bond PLUS Portfolio	615,046	220,619	19,085	843,035	—	5
EQ/Small Company Index Portfolio	4,625,729	380,061	90,007	5,027,607	—	(14)
Multimanager Aggressive Equity Portfolio	504,359	115,170	27,298	584,819	—	(28)
Multimanager Mid Cap Growth Portfolio	585,773	11,516	2,726	587,283	—	2
Multimanager Mid Cap Value Portfolio	1,398,417	11,516	368,340	1,013,614	—	74,388

	$63,796,126	$5,286,794	$1,697,220	$68,916,125	$—	$73,606

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$68,916,125	$—	$68,916,125
Short-Term Investments
Investment Companies	125,086	—	—	125,086

Total Assets	$125,086	$68,916,125	$—	$69,041,211

Total Liabilities	$—	$—	$—	$—

Total	$125,086	$68,916,125	$—	$69,041,211

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,286,794
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,770,826

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,899,388
Aggregate gross unrealized depreciation	(2,806,684)

Net unrealized appreciation	$9,092,704

Federal income tax cost of investments	$59,948,507

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $59,788,414)	$68,916,125
Unaffiliated Issuers (Cost $125,086)	125,086
Cash	29,000
Receivable from Separate Accounts for Trust shares sold	20,256
Dividends, interest and other receivables	43
Other assets	704

Total assets	69,091,214

LIABILITIES
Distribution fees payable – Class B	11,353
Administrative fees payable	7,339
Payable to Separate Accounts for Trust shares redeemed	2,766
Trustees’ fees payable	1,360
Accrued expenses	48,274

Total liabilities	71,092

NET ASSETS	$69,020,122

Net assets were comprised of:
Paid in capital	$65,961,464
Accumulated undistributed net investment income (loss)	(176,492)
Accumulated undistributed net realized gain (loss) on investments	(5,892,561)
Net unrealized appreciation (depreciation) on investments	9,127,711

Net assets	$69,020,122

Class B
Net asset value, offering and redemption price per share, $55,765,556 / 5,808,202 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.60

Class K
Net asset value, offering and redemption price per share, $13,254,566 / 1,379,834 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Interest	$299
Dividends	298

Total income	597

EXPENSES
Distribution fees – Class B	65,204
Administrative fees	46,655
Custodian fees	46,078
Investment management fees	32,208
Professional fees	22,058
Printing and mailing expenses	3,275
Trustees’ fees	1,176
Miscellaneous	472

Gross expenses	217,126
Less: Waiver from investment manager	(39,182)

Net expenses	177,944

NET INVESTMENT INCOME (LOSS)	(177,347)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	73,606
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	1,530,425

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,604,031

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,426,684

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(177,347)	$825,043
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	73,606	(1,440,957)
Net change in unrealized appreciation (depreciation) on investments	1,530,425	(853,156)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,426,684	(1,469,070)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(681,984)
Class K	—	(189,586)

	—	(871,570)

Distributions from net realized capital gains
Class B	—	(843,150)
Class K	—	(204,593)

	—	(1,047,743)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,919,313)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 584,771 and 1,091,724 shares, respectively ]	5,386,086	10,854,507
Capital shares issued in reinvestment of dividends and distributions [ 0 and 162,037 shares, respectively ]	—	1,525,134
Capital shares repurchased [ (282,554) and (411,176) shares, respectively ]	(2,610,343)	(4,095,119)

Total Class B transactions	2,775,743	8,284,522

Class K
Capital shares sold [ 124,500 and 258,800 shares, respectively ]	1,155,090	2,582,805
Capital shares issued in reinvestment of dividends and distributions [ 0 and 41,847 shares, respectively ]	—	394,179
Capital shares repurchased [ (26,299) and (160,757) shares, respectively ]	(243,430)	(1,613,544)

Total Class K transactions	911,660	1,363,440

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,687,403	9,647,962

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,114,087	6,259,579
NET ASSETS:
Beginning of period	63,906,035	57,646,456

End of period (a)	$69,020,122	$63,906,035

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(176,492)	$855

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
Class B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.42	$9.93	$10.73	$8.81	$7.87	$8.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.13	0.14	0.12	0.13	0.10
Net realized and unrealized gain (loss) on investments	0.21	(0.34)	0.38	2.10	1.08	(0.57)

Total from investment operations	0.18	(0.21)	0.52	2.22	1.21	(0.47)

Less distributions:
Dividends from net investment income	—	(0.13)	(0.14)	(0.13)	(0.13)	(0.11)
Distributions from net realized gains	—	(0.17)	(1.18)	(0.17)	(0.14)	(0.05)

Total dividends and distributions	—	(0.30)	(1.32)	(0.30)	(0.27)	(0.16)

Net asset value, end of period	$9.60	$9.42	$9.93	$10.73	$8.81	$7.87

Total return (b)	1.91%	(2.18)%	4.73%	25.31%	15.34%	(5.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$55,766	$51,847	$46,316	$39,901	$30,093	$24,966
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.72%	0.73%	0.81%	0.92%	0.95%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%	1.29%	1.27%	1.22%	1.47%	1.22%
Before waivers and reimbursements (a)(f)(x)	(0.72)%	1.16%	1.06%	0.91%	1.13%	0.83%
Portfolio turnover rate (z)^	3%	16%	32%	26%	25%	13%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K		2015	2014	2013	2012
Net asset value, beginning of period	$9.41	$9.92	$10.72	$8.81	$7.86	$8.01

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)	0.15	0.14	0.16	0.15	0.17
Net realized and unrealized gain (loss) on investments	0.22	(0.34)	0.41	2.07	1.09	(0.18)

Total from investment operations	0.20	(0.19)	0.55	2.23	1.24	(0.01)

Less distributions:
Dividends from net investment income	—	(0.15)	(0.17)	(0.15)	(0.15)	(0.13)
Distributions from net realized gains	—	(0.17)	(1.18)	(0.17)	(0.14)	(0.01)

Total dividends and distributions	—	(0.32)	(1.35)	(0.32)	(0.29)	(0.14)

Net asset value, end of period	$9.61	$9.41	$9.92	$10.72	$8.81	$7.86

Total return (b)	2.13%	(1.94)%	4.99%	25.51%	15.79%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,255	$12,059	$11,331	$10,301	$7,042	$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.47%	0.48%	0.56%	0.67%	0.70%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%	1.47%	1.28%	1.63%	1.75%	26.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.47)%	1.34%	1.07%	1.31%	1.41%	25.66	%(l)
Portfolio turnover rate (z)^	3%	16%	32%	26%	25%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments)
As of June 30, 2016
Equity	99.7%
Fixed Income	0.3

Top 10 Holdings (as a percentage of Total Investments)
As of June 30, 2016
EQ/Equity 500 Index Portfolio	48.3%
EQ/International Equity Index Portfolio	14.0
EQ/MFS International Growth Portfolio	11.9
EQ/Small Company Index Portfolio	9.6
EQ/Emerging Markets Equity PLUS Portfolio	6.7
EQ/BlackRock Basic Value Equity Portfolio	5.8
Multimanager Aggressive Equity Portfolio	2.3
Multimanager Mid Cap Value Portfolio	0.9
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.3
Multimanager Mid Cap Growth Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2016 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period* 1/1/16 - 6/30/16
Class B
Actual	$1,000.00	$1,019.48	$3.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	3.02
Class K
Actual	1,000.00	1,020.56	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.76

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 182/366 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2016 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	19,497	$407,963
EQ/Emerging Markets Equity PLUS Portfolio‡	59,690	468,122
EQ/Equity 500 Index Portfolio‡	95,014	3,392,437
EQ/International Equity Index Portfolio‡	121,914	984,623
EQ/MFS International Growth Portfolio‡	125,622	834,586
EQ/Small Company Index Portfolio‡	65,315	672,788
Multimanager Aggressive Equity Portfolio‡	3,608	161,746
Multimanager Mid Cap Growth Portfolio*‡	2,144	18,252
Multimanager Mid Cap Value Portfolio‡	4,455	62,046

Total Investment Companies (100.0%) (Cost $7,474,030)		7,002,563

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	19,294	$19,294

Total Short-Term Investment (0.3%) (Cost $19,294)		19,294

Total Investments (100.3%) (Cost $7,493,324)		7,021,857
Other Assets Less Liabilities (-0.3%)		(22,119)

Net Assets (100%)		$6,999,738

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2016, were as follows:

Securities	Value December 31, 2015	Purchases at Cost	Sales at Cost	Value June 30, 2016	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$2,170,965	$99,498	$2,089,276	$407,963	$—	$(333,435)
EQ/Emerging Markets Equity PLUS Portfolio	1,661,591	80,842	1,665,670	468,122	—	(410,925)
EQ/Equity 500 Index Portfolio	13,662,500	709,674	11,573,562	3,392,437	—	(970,709)
EQ/International Equity Index Portfolio	4,521,271	195,886	4,170,062	984,623	—	(748,563)
EQ/MFS International Growth Portfolio	3,269,870	143,028	2,860,336	834,586	—	(376,941)
EQ/Small Company Index Portfolio	3,034,609	115,044	2,864,034	672,788	—	(607,281)
Multimanager Aggressive Equity Portfolio	541,725	43,530	423,133	161,746	—	(35,577)
Multimanager Mid Cap Growth Portfolio	72,529	3,109	65,286	18,252	—	(15,103)
Multimanager Mid Cap Value Portfolio	70,927	43,109	58,584	62,046	—	(8,401)

	$29,005,987	$1,433,720	$25,769,943	$7,002,563	$—	$(3,506,935)

†	When applicable, realized gain includes net distributions of realized gain received from underlying funds.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2016:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,002,563	$—	$7,002,563
Short-Term Investments
Investment Companies	19,294	—	—	19,294

Total Assets	$19,294	$7,002,563	$—	$7,021,857

Total Liabilities	$—	$—	$—	$—

Total	$19,294	$7,002,563	$—	$7,021,857

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2016.

The Portfolio held no derivatives contracts during the six months ended June 30, 2016.

Investment security transactions for the six months ended June 30, 2016 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,433,720
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,263,008

As of June 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(471,987)

Net unrealized depreciation	$(471,987)

Federal income tax cost of investments	$7,493,844

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2016 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,474,030)	$7,002,563
Unaffiliated Issuers (Cost $19,294)	19,294
Cash	1,000
Receivable from Separate Accounts for Trust shares sold	6,334
Receivable from investment manager	6,165
Dividends, interest and other receivables	4
Other assets	250

Total assets	7,035,610

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,563
Distribution fees payable – Class B	370
Trustees’ fees payable	194
Accrued expenses	32,745

Total liabilities	35,872

NET ASSETS	$6,999,738

Net assets were comprised of:
Paid in capital	$10,506,092
Accumulated undistributed net investment income (loss)	(22,736)
Accumulated undistributed net realized gain (loss) on investments	(3,012,151)
Net unrealized appreciation (depreciation) on investments	(471,467)

Net assets	$6,999,738

Class B
Net asset value, offering and redemption price per share, $1,953,915 / 207,416 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

Class K
Net asset value, offering and redemption price per share, $5,045,823 / 534,950 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2016 (Unaudited)

INVESTMENT INCOME
Dividends	$518
Interest	126

Total income	644

EXPENSES
Custodian fees	25,955
Professional fees	21,843
Administrative fees	8,941
Investment management fees	6,208
Distribution fees – Class B	1,665
Printing and mailing expenses	689
Trustees’ fees	480
Miscellaneous	136

Gross expenses	65,917
Less: Waiver from investment manager	(15,149)
Reimbursement from investment manager	(27,388)

Net expenses	23,380

NET INVESTMENT INCOME (LOSS)	(22,736)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(3,506,935)
Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	2,332,799

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,174,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,196,872)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015* to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(22,736)	$432,190
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(3,506,935)	550,723
Net change in unrealized appreciation (depreciation) on investments	2,332,799	(2,804,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,196,872)	(1,821,353)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(9,837)
Class K	—	(449,408)

	—	(459,245)

Distributions from net realized capital gains
Class B	—	(693)
Class K	—	(28,276)

	—	(28,969)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(488,214)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 142,817 and 81,301 shares, respectively ]	1,288,843	782,704
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,127 shares, respectively ]	—	10,530
Capital shares repurchased [ (12,357) and (5,472) shares, respectively ]	(113,950)	(51,900)

Total Class B transactions	1,174,893	741,334

Class K
Capital shares sold [ 5,640 and 3,015,314 shares, respectively ]	51,496	30,134,942
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,112 shares, respectively ]	—	477,684
Capital shares repurchased [ (2,529,972) and (7,144) shares, respectively ]	(22,002,794)	(71,378)

Total Class K transactions	(21,951,298)	30,541,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,776,405)	31,282,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,973,277)	28,973,015
NET ASSETS:
Beginning of period	28,973,015	—

End of period (a)	$6,999,738	$28,973,015

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(22,736)	—

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)	0.28
Net realized and unrealized gain (loss) on investments	0.21 †	(0.90)

Total from investment operations	0.18	(0.62)

Less distributions:
Dividends from net investment income	—	(0.13)
Distributions from net realized gains	—	(0.01)

Total dividends and distributions	—	(0.14)

Net asset value, end of period	$9.42	$9.24

Total return (b)	1.95%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,954	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%
Before waivers and reimbursements (a)(f)	1.81%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.79)%	4.13	%(l)
Portfolio turnover rate (z)^	11%	1%

Class K	Six Months Ended June 30, 2016 (Unaudited)	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)	0.14
Net realized and unrealized gain (loss) on investments	0.20 †	(0.74)

Total from investment operations	0.19	(0.60)

Less distributions:
Dividends from net investment income	—	(0.15)
Distributions from net realized gains	—	(0.01)

Total dividends and distributions	—	(0.16)

Net asset value, end of period	$9.43	$9.24

Total return (b)	2.06%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,046	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.97%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.34)%	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.96)%	1.95	%(l)
Portfolio turnover rate (z)^	11%	1%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2016 (Unaudited)

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-three diversified Portfolios (each a “Portfolio” and together “the Portfolios”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On April 30, 2015, FMG LLC contributed seed capital into the Target 2055 Allocation Portfolio in the amounts of $100,000 and $29,900,000 for Class B and Class K, respectively. Operations for this fund commenced on May 1, 2015.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as “fund of funds.” Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each an “AXA Allocation Portfolio” and together the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each a “Target Allocation Portfolio” and together the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust, a separate registered investment company managed by FMG LLC. Each of the CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM International Moderate Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Real Assets Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio and CharterSM Alternative 100 Moderate Portfolio (each a “Charter Allocation Portfolio” and together the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within the EQ Advisors Trust managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds (“ETFs”).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM International Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Income Strategies Portfolio — Seeks a high level of current income.

CharterSM Interest Rate Strategies Portfolio — Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Real Assets Portfolio — Seeks to achieve maximum real return.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Alternative 100 Moderate Portfolio — Seeks long-term capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

Valuation:

Equity securities (including securities issued by exchange-traded funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2016 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available “observable” market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Sub-Advisers”), if applicable, for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser, if applicable, or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2016, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but not for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market. In addition, the underlying funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2015, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Capital Loss Carryover (CharterSM Multi-Sector Bond, CharterSM Real Assets, CharterSM Small Cap Value, Target 2025 Allocation, Target 2035 Allocation and Target 2045 Allocation), conversion transactions (AXA Moderate-Plus Allocation and AXA Aggressive Allocation) and Loss Deferrals due to Investments in affiliated Fund of Funds (AXA Aggressive Allocation, AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, AXA Moderate-Plus Allocation, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation and Target 2045 Allocation). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2015 and December 31, 2014, were as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$12,296,344	$24,695,506	$230,326	$10,319,134	$13,939,706	$46,142,125	$99,754	$15,248,751
AXA Conservative-Plus Allocation	13,765,821	52,675,518	208,257	18,202,417	18,467,629	66,683,479	136,910	30,752,208
AXA Moderate Allocation	81,509,431	310,234,247	1,694,495	130,018,320	117,043,207	414,416,005	2,455,292	192,399,042

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

	Year Ended December 31, 2015				Year Ended December 31, 2014
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Moderate-Plus Allocation	$99,150,913	$462,627,307	$1,524,141	$227,295,077	$160,385,187	$735,156,800	$1,810,420	$297,128,951
AXA Aggressive Allocation	35,023,649	210,731,542	1,052,846	114,942,716	62,077,228	315,572,714	1,316,748	135,521,626
CharterSM Conservative	244,574	77,768	—	7,690	239,383	3,181	7,875	65,034
CharterSM Moderate	270,914	138,185	—	90,219	289,432	21,406	15,718	143,496
CharterSM Moderate Growth	244,110	123,869	—	132,659	192,006	32,908	18,281	127,224
CharterSM Growth	229,310	194,742	—	112,782	204,244	36,708	40,354	170,852
CharterSM Aggressive Growth	76,484	136,914	—	70,665	103,539	9,181	8,575	100,766
CharterSM International Moderate	150,902	16,080	—	—	137,121	95	3,204	7,109
CharterSM Income Strategies	137,954	67,121	3,453	42,489	191,780	25,802	7,429	62,421
CharterSM Interest Rate Strategies	115,616	66,016	13,505	35,236	207,908	10,440	9,390	65,290
CharterSM Multi-Sector Bond	3,565,092	—	—	—	6,264,005	—	4,719	—
CharterSM Real Assets	39,104	—	—	—	113,973	8,399	—	—
CharterSM Small Cap Growth	247,194	1,034	—	1,173,363	—	—	—	—
CharterSM Small Cap Value	923,978	—	—	—	325,089	—	—	—
CharterSM Alternative 100 Moderate	209,371	99,921	—	18,628	138,373	—	19,943	3,462
Target 2015 Allocation	917,151	770,140	—	39,668	1,149,055	9,492,811	61,876	768,293
Target 2025 Allocation	1,891,608	1,682,035	—	—	2,033,580	12,909,314	93,241	1,681,981
Target 2035 Allocation	1,263,397	1,362,087	—	—	1,351,122	9,060,945	34,985	1,362,087
Target 2045 Allocation	902,417	1,016,896	—	—	865,093	6,194,399	33,318	1,016,896
Target 2055 Allocation	459,364	28,850	—	502,870	—	—	—	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts available for use and utilized during 2015 as follows:

	Expiring
	2016	2017	2018	2019	Total	Utilized
CharterSM Multi-Sector Bond	$1,523,244	$507,367,626	$—	$—	$508,890,870	$—
CharterSM Small Cap Growth	—	—	—	—	—	4,127,182
CharterSM Small Cap Value	1,420,636	259,529,581	—	—	260,950,217	9,646,653

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

The following Portfolios utilized net capital loss carryforwards during 2015 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM International Moderate*	$1,867	$12,248	$3,891	$36,989
CharterSM Multi-Sector Bond	—	—	770,580	536,689
CharterSM Real Assets	—	—	8,583	31,888
Target 2025 Allocation	—	—	322,415	2,895,190
Target 2035 Allocation	—	—	357,194	1,405,135
Target 2045 Allocation	—	—	190,237	1,318,510

*	Included in the capital loss carryforward amounts are the following losses acquired from the stated Portfolios as a result of a tax free reorganization that occurred during the year shown. Certain capital loss carryforwards may be subject to limitation on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

	Utilized		Losses carried forward
Portfolio	Short Term	Long Term	Short Term	Long Term	Stated Portfolio	Merger Date
CharterSM International Moderate	$—	$—	$2,024	$24,741	CharterSM International Conservative and CharterSM International Growth	September 25, 2015

Note 2	Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2016, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM International Moderate	0.150% of average daily net assets
CharterSM Income Strategies	0.150% of average daily net assets
CharterSM Interest Rate Strategies	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Real Assets	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets

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Portfolios:	Management Fee
CharterSM Alternative 100 Moderate	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each AXA Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated. The asset-based administration fee is equal to an annual rate of 0.150% of the first $20 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios; 0.125% on the next $5 billion; and 0.100% thereafter.

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the

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June 30, 2016 (Unaudited)

Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2017 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
Target 2015 Allocation	0.35%	0.60%	0.60%
Target 2025 Allocation	0.35	0.60	0.60
Target 2035 Allocation*	0.35	N/A	0.60
Target 2045 Allocation*	0.35	N/A	0.60
Target 2055 Allocation*	0.35	N/A	0.60

+	Includes amounts payable pursuant to Rule 12b-1
*	The Trust offers only Class B and Class K shares of this Portfolio

The expenses as a percentage of daily net assets for each AXA Allocation Portfolio and Charter Allocation Portfolios, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Aggressive Allocation	1.00%	1.25%	1.25%
AXA Conservative Allocation	0.75	1.00	1.00
AXA Conservative-Plus Allocation	0.85	1.10	1.10
AXA Moderate Allocation	0.90	1.15	1.15
AXA Moderate-Plus Allocation	0.95	1.20	1.20
CharterSM Conservative*	N/A	N/A	1.25
CharterSM Moderate*	N/A	N/A	1.30
CharterSM Moderate Growth*	N/A	N/A	1.35
CharterSM Growth*	N/A	N/A	1.40
CharterSM Aggressive Growth*	N/A	N/A	1.45
CharterSM International Moderate*	N/A	N/A	1.25
CharterSM Income Strategies*	N/A	N/A	1.20

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June 30, 2016 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Interest Rate Strategies*	N/A	N/A	1.20%
CharterSM Real Assets*	N/A	N/A	1.40
CharterSM Alternative 100 Moderate*	N/A	N/A	1.55
CharterSM Small Cap Growth	1.20%	1.45%	1.45
CharterSM Small Cap Value	1.20	1.45	1.45
CharterSM Multi-Sector Bond	0.85	1.10	1.10

+	Includes amounts payable pursuant to Rule 12b-1
*	Portfolio currently only has Class B shares registered

Prior to May 1, 2016, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Conservative*	N/A	N/A	0.65%
CharterSM Moderate*	N/A	N/A	0.65
CharterSM Moderate Growth*	N/A	N/A	0.65
CharterSM Growth*	N/A	N/A	0.65
CharterSM Aggressive Growth*	N/A	N/A	0.65
CharterSM International Moderate*	N/A	N/A	0.65
CharterSM Income Strategies*	N/A	N/A	0.65
CharterSM Interest Rate Strategies*	N/A	N/A	0.65
CharterSM Real Assets*	N/A	N/A	0.65
CharterSM Alternative 100 Moderate*	N/A	N/A	0.65

+	Includes amounts payable pursuant to Rule 12b-1
*	Portfolio currently only has Class B shares registered

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses. FMG LLC’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

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June 30, 2016 (Unaudited)

During the six months ended June 30, 2016, FMG LLC received recoupment from the following Portfolios:

Portfolios:	Recoupment
AXA Conservative-Plus Allocation	$91,795
Target 2025 Allocation	1,589

$93,384

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2016, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2016	2017	2018	2019	Total Eligible For Reimbursement
AXA Conservative Allocation	$769,531	$1,277,564	$723,718	$427,325	$3,198,138
AXA Conservative-Plus Allocation	220,801	353,170	1,397	57,593	632,961
CharterSM Conservative	59,151	255,995	208,223	99,752	623,121
CharterSM Moderate	59,160	256,110	213,810	105,935	635,015
CharterSM Moderate Growth	59,116	260,069	225,224	105,542	649,951
CharterSM Growth	59,111	257,939	220,014	103,000	640,064
CharterSM Aggressive Growth	59,188	251,513	223,475	101,819	635,995
CharterSM International Moderate	59,180	157,720	161,752	58,289	436,941
CharterSM Income Strategies	59,176	176,457	152,376	57,708	445,717
CharterSM Interest Rate Strategies	59,176	176,251	140,316	56,371	432,114
CharterSM Multi-Sector Bond	–	–	73,616	72,335	145,951
CharterSM Real Assets	59,188	138,870	117,616	41,231	356,905
CharterSM Small Cap Growth	64,273	122,184	128,582	64,129	379,168
CharterSM Small Cap Value	37,987	79,565	158,778	60,101	336,431
CharterSM Alternative 100 Moderate	59,168	145,055	146,465	49,573	400,261
Target 2015 Allocation	66,858	101,668	61,297	40,328	270,151
Target 2025 Allocation	52,415	63,259	9,751	11,576	137,001
Target 2035 Allocation	69,634	98,857	44,814	28,127	241,432
Target 2045 Allocation	72,699	114,656	79,543	39,182	306,080
Target 2055 Allocation	–	–	57,505	42,537	100,042

During the six months ended June 30, 2016, FMG LLC voluntarily agreed to waive the following (voluntary waivers may be reduced or discontinued at anytime without notice and are not eligible for recoupment):

Portfolios:	Voluntary Waivers
CharterSM Conservative	$5,956
CharterSM Moderate	6,456
CharterSM Moderate Growth	5,740
CharterSM Growth	3,903
CharterSM Aggressive Growth	2,543
CharterSM International Moderate	4,484
CharterSM Income Strategies	1,606
CharterSM Interest Rate Strategies	1,687

Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their

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June 30, 2016 (Unaudited)

retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At June 30, 2016, the total amount deferred by the Trustees participating in the Plan was $796,869.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2016, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios	Percentage of Ownership
CharterSM Aggressive Growth	26.24%
CharterSM International Moderate	84.00
CharterSM Income Strategies	30.66
CharterSM Interest Rate Strategies	13.94
CharterSM Real Assets	85.02
CharterSM Alternative 100 Moderate	28.45
Target 2055 Allocation	70.24

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2016.

	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Global Equity Managed Volatility Portfolio	0.30%	1.38%	9.70%	14.94%	5.19%
AXA International Core Managed Volatility Portfolio	0.36	0.78	7.21	11.55	5.12
AXA International Value Managed Volatility Portfolio	0.31	0.78	5.47	11.12	6.39
AXA Large Cap Core Managed Volatility Portfolio	1.00	1.62	9.45	16.03	6.74
AXA Large Cap Growth Managed Volatility Portfolio	0.35	0.63	3.78	6.23	2.47
AXA Large Cap Value Managed Volatility Portfolio	0.21	0.49	3.77	7.60	3.82
AXA/AB Small Cap Growth Portfolio	0.18	0.71	9.50	15.81	5.44
AXA/Franklin Small Cap Value Managed Volatility Portfolio	—	1.20	10.22	24.95	11.15
AXA/Horizon Small Cap Value Portfolio	—	3.62	19.86	27.42	9.89
AXA/Loomis Sayles Growth Portfolio	1.63	2.85	16.42	24.95	11.08
AXA/Lord Abbett Micro Cap Portfolio	0.65	2.39	17.85	41.07	18.36
AXA/Morgan Stanley Small Cap Growth Portfolio	0.71	1.11	16.24	39.57	18.72
AXA/Pacific Global Small Cap Value Portfolio	—	2.58	18.39	29.71	10.19
ATM International Managed Volatility Portfolio	1.22	3.40	31.28	45.59	18.54
ATM Large Cap Managed Volatility Portfolio	2.56	4.47	28.34	44.35	20.30
ATM Mid Cap Managed Volatility Portfolio	2.15	4.77	29.82	41.85	21.43
ATM Small Cap Managed Volatility Portfolio	0.36	3.00	24.04	51.99	20.63

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	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/BlackRock Basic Value Equity Portfolio	1.69%	2.02%	11.09%	16.79%	6.35%
EQ/Boston Advisors Equity Income Portfolio	2.34	3.16	20.96	30.51	11.75
EQ/Core Bond Index Portfolio	4.37	3.27	15.73	10.56	1.09
EQ/GAMCO Small Company Value Portfolio	0.26	0.37	3.63	5.92	2.70
EQ/Global Bond PLUS Portfolio	8.47	7.58	37.82	3.41	—
EQ/High Yield Bond Portfolio	8.62	7.50	32.62	12.68	0.82
EQ/Intermediate Government Bond Portfolio	6.05	4.48	20.86	14.39	1.46
EQ/International Equity Index Portfolio	0.17	0.31	1.40	5.03	4.10
EQ/JPMorgan Value Opportunities Portfolio	2.45	4.15	21.41	26.05	9.31
EQ/Large Cap Growth Index Portfolio	0.11	0.25	1.22	3.48	2.89
EQ/MFS International Growth Portfolio	1.27	3.03	26.42	31.44	14.08
EQ/PIMCO Ultra Short Bond Portfolio	12.21	8.35	37.75	25.42	2.51
EQ/Quality Bond PLUS Portfolio	1.20	1.48	7.35	5.80	0.49
EQ/T. Rowe Price Growth Stock Portfolio	0.42	0.74	5.69	6.14	1.78
Multimanager Core Bond Portfolio	5.29	5.19	22.69	18.10	1.28
Multimanager Mid Cap Growth Portfolio	1.62	2.39	6.39	9.13	4.52
Multimanager Mid Cap Value Portfolio	0.90	2.99	15.74	11.20	3.37

	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth	CharterSM International Moderate
EQ/Energy ETF Portfolio	0.67%	1.60%		2.70%		3.37%		3.04%	—%
EQ/Low Volatility Global ETF Portfolio	2.69	4.07		4.80		3.62		2.24	5.74
AXA Natural Resources Portfolio	0.18	0.43		0.72		0.94		0.74	—
AXA Real Estate Portfolio	0.30	0.64		0.89		1.09		0.78	2.45
AXA SmartBeta Equity Portfolio	0.83	1.44		1.70		1.27		0.80	2.02
AXA/AB Small Cap Growth Portfolio	0.01	0.02		0.03		0.02		0.01	—
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	—		—		—		—	—
AXA/Horizon Small Cap Value Portfolio	—	—		—		—		—	—
AXA/Lord Abbett Micro Cap Portfolio	0.07	0.12		0.16		0.14		0.07	—
AXA/Morgan Stanley Small Cap Growth Portfolio	—	—		—		—		—	—
AXA/Pacific Global Small Cap Value Portfolio	—	—		—		—		—	—
EQ/BlackRock Basic Value Equity Portfolio	0.01	0.02		0.03		0.02		0.01	—
EQ/Boston Advisors Equity Income Portfolio	—	—		—		—		—	—
EQ/Capital Guardian Research Portfolio	0.12	0.22		0.25		0.20		0.12	—
EQ/Convertible Securities Portfolio	11.75	9.41		6.80		3.33		1.21	—
EQ/Core Bond Index Portfolio	—	—	#	—	#	—	#	—	—

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	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth		CharterSM Aggressive Growth		CharterSM International Moderate
EQ/Emerging Markets Equity PLUS Portfolio	0.56%	1.00%	1.13%	0.87%		0.53%		0.86%
EQ/GAMCO Mergers and Acquisitions Portfolio	0.12	0.15	0.16	0.08		0.02		—
EQ/GAMCO Small Company Value Portfolio	0.01	0.01	0.02	0.01		0.01		—
EQ/Global Bond PLUS Portfolio	0.48	0.35	0.23	0.09		0.02		0.31
EQ/High Yield Bond Portfolio	0.62	0.44	0.29	0.12		0.03		—
EQ/Intermediate Government Bond Portfolio	0.02	0.01	0.01	—	#	—	#	—
EQ/International Equity Index Portfolio	0.03	0.06	0.07	0.05		0.03		0.06
EQ/Invesco Comstock Portfolio	0.11	0.20	0.23	0.17		0.10		—
EQ/MFS International Growth Portfolio	0.03	0.04	0.05	0.04		0.02		0.04
EQ/Morgan Stanley Mid Cap Growth Portfolio	0.04	0.07	0.08	0.06		0.04		—
EQ/PIMCO Global Real Return Portfolio	2.26	1.65	1.06	0.42		0.08		1.08
EQ/PIMCO Ultra Short Bond Portfolio	0.12	0.08	0.05	0.02		—	#	—
EQ/Quality Bond PLUS Portfolio	—	—	—	—		—		—
EQ/T. Rowe Price Growth Stock Portfolio	0.02	0.04	0.05	0.03		0.02		—
EQ/Wells Fargo Omega Growth Portfolio	0.06	0.11	0.13	0.09		0.06		—
Multimanager Core Bond Portfolio	0.22	0.16	0.10	0.04		0.01		—
Multimanager Mid Cap Value Portfolio	0.18	0.31	0.36	0.27		0.17		—

#	Percentage of ownership is less than 0.005%.

	CharterSM Income Strategies	CharterSM Interest Rate Strategies Portfolio	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Moderate
EQ/Energy ETF Portfolio	1.19%	2.47%	—%	4.92%	—%	—%	10.61%
EQ/Low Volatility Global ETF Portfolio	—	7.32	—	—	—	—	—
AXA Natural Resources Portfolio	0.34	0.63	—	1.24	—	—	2.77
AXA Real Estate Portfolio	0.87	0.81	—	1.70	—	—	3.68
AXA SmartBeta Equity Portfolio	—	—	—	—	—	—	—
AXA/AB Small Cap Growth Portfolio	—	—	—	—	—	—	—
AXA/DoubleLine Opportunistic Core Plus Bond Portfolio	—	—	14.22	—	—	—	—
AXA/Horizon Small Cap Value Portfolio	—	—	—	—	—	39.05	—

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	CharterSM Income Strategies		CharterSM Interest Rate Strategies Portfolio	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Moderate
AXA/Lord Abbett Micro Cap Portfolio	—%		—%	—%	—%	19.06%	—%	—%
AXA/Morgan Stanley Small Cap Growth Portfolio	—		—	—	—	23.62	—	—
AXA/Pacific Global Small Cap Value Portfolio	—		—	—	—	—	38.94	—
EQ/BlackRock Basic Value Equity Portfolio	—		—	—	—	—	—	—
EQ/Boston Advisors Equity Income Portfolio	0.08		0.05	—	—	—	—	—
EQ/Capital Guardian Research Portfolio	—		—	—	—	—	—	—
EQ/Convertible Securities Portfolio	—		2.21	—	—	—	—	6.81
EQ/Core Bond Index Portfolio	—	#	—	1.30	—	—	—	—
EQ/Emerging Markets Equity PLUS Portfolio	—		—	—	—	—	—	—
EQ/GAMCO Mergers and Acquisitions Portfolio	—		—	—	—	—	—	0.59
EQ/GAMCO Small Company Value Portfolio	—		—	—	—	—	1.32	—
EQ/Global Bond PLUS Portfolio	0.03		0.03	—	—	—	—	—
EQ/High Yield Bond Portfolio	0.12		0.02	12.76	—	—	—	—
EQ/Intermediate Government Bond Portfolio	—		—	—	—	—	—	—
EQ/International Equity Index Portfolio	—		—	—	—	—	—	—
EQ/Invesco Comstock Portfolio	—		—	—	—	—	—	—
EQ/MFS International Growth Portfolio	—		—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth Portfolio	—		—	—	—	—	—	—
EQ/PIMCO Global Real Return Portfolio	0.14		0.56	17.55	1.71	—	—	—
EQ/PIMCO Ultra Short Bond Portfolio	—		0.01	—	—	—	—	—
EQ/Quality Bond PLUS Portfolio	—	#	—	2.85	—	—	—	—
EQ/T. Rowe Price Growth Stock Portfolio	—		—	—	—	—	—	—
EQ/Wells Fargo Omega Growth Portfolio	—		—	—	—	—	—	—
Multimanager Core Bond Portfolio	0.05		—	—	—	—	—	—
Multimanager Mid Cap Value Portfolio	—		—	—	—	—	—	—

#	Percentage of ownership is less than 0.005%.

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June 30, 2016 (Unaudited)

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
EQ/BlackRock Basic Value Equity Portfolio	0.11%	0.23%	0.14%	0.13%	0.02%
EQ/Core Bond Index Portfolio	0.17	0.20	0.09	0.03	—
EQ/Emerging Markets Equity PLUS Portfolio	7.36	17.27	13.18	10.91	1.14
EQ/Equity 500 Index Portfolio	0.32	1.05	0.90	0.73	0.08
EQ/Global Bond PLUS Portfolio	1.45	1.82	0.82	0.25	—
EQ/High Yield Bond Portfolio	2.53	3.81	1.68	0.68	—
EQ/International Equity Index Portfolio	0.44	1.08	0.85	0.71	0.06
EQ/MFS International Growth Portfolio	0.14	0.50	0.48	0.39	0.07
EQ/PIMCO Ultra Short Bond Portfolio	0.27	0.30	0.14	0.05	—
EQ/Quality Bond PLUS Portfolio	0.26	0.34	0.18	0.05	—
EQ/Small Company Index Portfolio	0.12	0.72	0.68	0.54	0.07
Multimanager Aggressive Equity Portfolio	0.07	0.22	0.09	0.06	0.02
Multimanager Mid Cap Growth Portfolio	0.56	0.70	0.48	0.36	0.01
Multimanager Mid Cap Value Portfolio	0.62	1.54	0.63	0.54	0.03

Note 9	Substitution, Reorganization and In-Kind Transactions

The following transactions occurred during 2015:

After the close of business on September 25, 2015, CharterSM International Moderate Portfolio acquired the net assets of CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in CharterSM International Moderate Portfolio issuing 962,890 Class B shares (valued at $8,571,057) in exchange for 475,178 and 499,110 Class B shares of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio, respectively. The securities held by CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio, with a fair value of $4,252,534 and $4,399,558, respectively, and identified cost of $4,723,379 and $4,957,409, respectively, at September 25, 2015, were the principal assets acquired by CharterSM International Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM International Moderate Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio was carried forward to align ongoing reporting of CharterSM International Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio’s net assets at the merger date of $4,210,022 and $4,361,035, respectively, including $(470,845) and $(557,851), respectively, of unrealized depreciation, $2,583 and $(10,396), respectively, of undistributed net investment income/(loss) and $(24,282) and $(17,443) respectively, of undistributed net realized loss on investments, were combined with those of CharterSM International Moderate Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of CharterSM International Moderate Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $212,891 and net realized and unrealized loss on investments of $(932,442), resulting in a decrease in net assets from operations of $(719,551). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that have been included in CharterSM International Moderate Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the CharterSM International Moderate Portfolio totaled $4,669,340. Immediately after the combination, the net assets of the CharterSM

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

International Moderate Portfolio totaled $13,240,397. The cost of securities transferred by CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio is excluded from CharterSM International Moderate Portfolio’s portfolio turnover calculation and excluded from the cost of long-term purchases.

After the close of business on September 25, 2015, CharterSM Alternative 100 Moderate Portfolio acquired the net assets of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with identical investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the CharterSM Alternative 100 Moderate Portfolio issuing 859,895 Class B shares (valued at $7,365,800) in exchange for 412,800 and 479,681 Class B shares of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio, respectively. The securities held by CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio, with a fair value of $3,551,807 and $3,873,133, respectively, and identified cost of $3,973,545 and $4,732,004, respectively, at September 25, 2015, were the principal assets acquired by CharterSM Alternative 100 Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM Alternative 100 Moderate Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio was carried forward to align ongoing reporting of CharterSM Alternative 100 Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio’s net assets at the merger date of $3,519,922 and $3,845,878, respectively, including $(421,738) and $(858,871), respectively, of unrealized depreciation, $(78,810) and $(20,481), respectively, of undistributed net investment loss and $(53,584) and $(13,740), respectively, of undistributed net realized loss on investments, were combined with those of CharterSM Alternative 100 Moderate Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of CharterSM Alternative 100 Moderate Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $122,875 and net realized and unrealized loss on investments of $(1,366,198), resulting in a decrease in net assets from operations of $(1,243,323). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that have been included in CharterSM Alternative 100 Moderate Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the CharterSM Alternative 100 Moderate Portfolio totaled $5,577,677. Immediately after the combination, the net assets of the CharterSM Alternative 100 Moderate Portfolio totaled $12,943,477. The cost of securities transferred from CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio is excluded from CharterSM Alternative 100 Moderate Portfolio’s portfolio turnover calculation and excluded from the cost of long-term purchases.

After the close of business on September 25, 2015, the CharterSM Equity Portfolio merged into the EQ/Common Stock Index Portfolio, a series of the EQ Advisors Trust.

After the close of business on September 25, 2015, the CharterSM Fixed Income Portfolio merged into the EQ/Core Bond Index Portfolio, a series of the EQ Advisors Trust.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016 (Unaudited)

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2016, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts. In August 2015, the Court denied Plaintiffs’ motions in limine and also denied both parties’ motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing and the Court’s decision is pending.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2016 (Unaudited)

No liability for litigation relating to these matters has been accrued in the financial statements of the portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Certain of the related lawsuits have been dismissed and the United States Court of Appeals for the Second Circuit has affirmed the dismissal of those suits. The Committee Suit remains pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the portfolios, as the Manager believes a loss is not probable.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 30, 2016

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 30, 2016